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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.6%
CALIFORNIA — 96.9%
CA ABAG Finance Authority for Nonprofit Corporations
	Miramar Apartments,
	Series 2000 A, AMT,
	0.330% 03/15/33(a)	15,000,000	15,000,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products
	0.450% 06/01/19(b)	5,740,000	5,740,000
CA Affordable Housing Agency
	RHA Properties,
	Series 2003 A,
	LIQ FAC: FNMA
	0.150% 09/15/33(b)	8,620,000	8,620,000
CA Alameda County Industrial Development Authority
	York Fabrication, Inc.,
	Series 1996 A, AMT,
	LOC: BNP Paribas
	0.480% 11/01/26(b)	5,000,000	5,000,000
CA Alameda Public Financing Authority
	Series 2003 A,
	LOC: Union Bank of California N.A.,
	LOC: California State Teachers’ Retirement System
	0.100% 12/01/33(b)	505,000	505,000
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.210% 09/01/26(b)	9,130,000	9,130,000
	0.240% 07/01/33(b)	12,140,000	12,140,000
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 B,
	LOC: Dexia Credit Local
	0.650% 06/01/32(b)	11,000,000	11,000,000
CA Chula Vista
	San Diego Gas & Electic Co.,
	Series 2006 A,
	0.110% 07/01/18(a)	50,620,000	50,620,000
CA Coast Community College District
	Series 2008,
	LIQ FAC: Wells Fargo Bank N.A.
	0.260% 08/01/32(b)	4,850,000	4,850,000
CA Contra Costa County
	Multi-Family Housing:
	Delta Square - Oxford LP,
	Series 1999 - H,
	LIQ FAC: FNMA
	0.300% 10/15/29(b)	10,455,000	10,455,000
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.410% 07/01/47(b)	12,495,000	12,495,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Corona
	Multi-Family Housing,
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	0.150% 02/01/25(b)	6,115,000	6,115,000
CA County of Santa Clara
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.390% 12/15/26(b)	12,300,000	12,300,000
CA Covina Redevelopment Agency
	Shadowhills Apartments, Inc.,
	Series 1994 A,
	LIQ FAC: FNMA
	0.150% 12/01/15(b)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	0.150% 10/15/29(a)	6,700,000	6,700,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 B-6,
	LOC: State Street Bank & Trust Co.
	0.090% 05/01/22(b)	9,000,000	9,000,000
	Series 2002 C-15,
	LOC: Bank of Nova Scotia
	0.070% 05/01/22(b)	15,250,000	15,250,000
	Series 2002 C-4,
	LOC: JPMorgan Chase Bank,
	LOC: California State Teachers’ Retirement System
	0.150% 05/01/22(b)	16,840,000	16,840,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.390% 12/01/29(b)	3,840,000	3,840,000
	Series 2009,
	LIQ FAC: Morgan Stanley
	0.310% 12/01/28(b)(c)	11,910,000	11,910,000
CA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.210% 08/01/29(b)	16,385,000	16,385,000
	0.210% 08/01/35(b)	5,230,000	5,230,000
	0.220% 06/01/27(b)	10,845,000	10,845,000
	0.220% 06/01/28(b)	17,030,000	17,030,000
	0.220% 12/01/30(b)	38,360,000	38,360,000
	0.220% 09/01/31(b)	13,460,000	13,460,000
	0.310% 08/01/23(b)	2,905,000	2,905,000
	0.310% 08/01/28(b)	5,585,000	5,585,000
	0.310% 08/01/31(b)	7,130,000	7,130,000
	0.310% 08/01/32(b)	7,240,000	7,240,000
	0.310% 08/01/36(b)	5,365,000	5,365,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.310% 09/01/37(b)	8,900,000	8,900,000
	0.310% 09/01/38(b)	9,055,000	9,055,000
	0.320% 02/01/37(b)	15,210,000	15,210,000
	0.320% 06/01/47(b)	32,985,000	32,985,000
	0.330% 08/01/32(b)	10,520,000	10,520,000
	0.330% 09/01/36(b)	60,265,000	60,265,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG:
	0.260% 09/01/29(b)	4,040,000	4,040,000
	0.260% 08/01/31(b)	8,767,000	8,767,000
	0.260% 10/01/31(b)	16,516,000	16,516,000
	0.260% 07/01/32(b)(c)	5,650,000	5,650,000
	0.260% 06/01/35(b)	1,645,000	1,645,000
	0.290% 11/01/38(b)	2,705,000	2,705,000
	0.390% 07/01/31(b)	3,005,000	3,005,000
	LIQ FAC: Deutsche Bank AG
	0.260% 02/01/38(b)	5,875,000	5,875,000
	SPA: Deutsche Bank AG
	0.330% 04/01/48(b)(c)	3,223,000	3,223,000
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.120% 12/01/19(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.120% 12/01/19(b)	7,000,000	7,000,000
CA Eclipse Funding Trust
	Series 2006,
	GTY AGMT: U.S. Bank N.A.
	0.230% 10/01/34(b)	5,290,000	5,290,000
	Series 2007,
	GTY AGMT: U.S. Bank N.A.
	0.230% 09/01/33(b)	47,480,000	47,480,000
CA Educational Facilities Authority
	0.350% 07/07/09	20,000,000	20,000,000
	Series 2000 A,
	LIQ FAC: Societe Generale
	0.400% 10/01/27(b)	14,275,000	14,275,000
	Series 2008,
	LIQ FAC: Citigroup Financial Products:
	0.440% 03/15/26(b)(c)	5,980,000	5,980,000
	0.440% 09/15/39(b)	5,695,000	5,695,000
CA El Dorado Irrigation District & El Dorado Water Agency
	Series 2008 AD,
	LOC: Dexia Credit Local
	0.650% 03/01/36(b)	79,450,000	79,450,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A:
	Escrowed to Maturity
	7.050% 01/01/10	10,000,000	10,348,290
	Pre-refunded 01/01/10,
	7.150% 01/01/13	2,000,000	2,110,566
	Series 1995,
	Pre-refunded 01/01/10,
	7.100% 01/01/11	15,000,000	15,824,948
CA Foothill-De Anza Community College District
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 08/01/31(b)	10,075,000	10,075,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Series 2001 A,
	LIQ FAC: FNMA
	0.150% 02/15/31(b)	5,095,000	5,095,000
CA Golden Gate Bridge Highway
	0.270% 06/10/09	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	0.540% 06/01/35(b)	31,800,000	31,800,000
CA Golden West Schools Financing Authority
	Series 2005,
	GTY AGMT: Dexia Credit Local
	2.250% 09/01/24(b)	5,640,000	5,640,000
CA Hayward
	Multi-Family Housing,
	Santa Clara Associates LLC,
	Series 1998 A, AMT,
	LIQ FAC: FNMA
	0.350% 03/15/33(b)	7,300,000	7,300,000
CA Health Facilities Financing Authority
	Scripps Health:
	Series 2008 C,
	LOC: Union Bank of California N.A.
	0.070% 10/01/31(b)	8,350,000	8,350,000
	Series 2008 F,
	LOC: Northern Trust Co.
	0.070% 10/01/31(b)	3,890,000	3,890,000
CA Hemet Unified School District
	Certificates of Participation,
	Series 2006,
	LOC: State Street Bank & Trust
	0.930% 10/01/36(b)	6,000,000	6,000,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	LIQ FAC: FNMA
	0.150% 08/01/26(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	0.600% 09/03/09	2,000,000	2,000,000
	0.700% 12/03/09	2,000,000	2,000,000
	American National Red Cross,
	Series 2008,
	LOC: U.S. Bank NA
	0.150% 09/01/34(b)	9,000,000	9,000,000
	J Paul Getty Trust,
	Series 2007,
	0.500% 06/04/09(a)	7,000,000	7,000,000
	Pacific Gas & Electric Co.,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.100% 11/01/26(b)	5,635,000	5,635,000
	Series 2007,
	0.500% 10/01/47(a)	8,700,000	8,700,000
	SRI International,
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.150% 09/01/28(b)	4,715,000	4,715,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.450% 08/01/28(b)	1,895,000	1,895,000
CA Inland Valley Development Agency
	Series 1997,
	LOC: Union Bank of California N.A.,
	LOC: California State Teachers’ Retirement System
	0.200% 03/01/27(b)	6,075,000	6,075,000
CA Loma Linda Hospital Revenue
	Series 2007 B-1,
	LOC: Union Bank of California N.A.
	0.100% 12/01/37(b)	31,200,000	31,200,000
CA Los Angeles Community Redevelopment Agency
	Forest City Southpark, Multi-Family Housing,
	Series 1985,
	LIQ FAC: FNMA
	0.180% 12/15/24(b)	6,385,000	6,385,000
CA Los Angeles County Community Development Commission
	Willowbrook Partnership,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.200% 11/01/15(b)	4,300,000	4,300,000
CA Los Angeles Department of Airports
	Series 2002 C-1,
	LOC: BNP Paribas
	0.150% 05/15/20(b)	19,000,000	19,000,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Los Angeles Department of Water & Power
	Series 2001 B-1,
	0.100% 07/01/34(a)	10,700,000	10,700,000
	Series 2001 B-2,
	0.120% 07/01/34(a)	26,325,000	26,325,000
	Series 2001 B-5,
	0.100% 07/01/34(a)	30,000,000	30,000,000
	Series 2001 B-8,
	0.100% 07/01/34(a)	30,800,000	30,800,000
	Series 2002 A-2,
	0.080% 07/01/35(a)	25,700,000	25,700,000
	Series 2002 A-4,
	0.090% 07/01/35(a)	15,400,000	15,400,000
	Series 2002 A-5,
	0.120% 07/01/35(a)	29,400,000	29,400,000
	Series 2002 A-6,
	0.080% 07/01/35(a)	28,700,000	28,700,000
	Series 2002 A-8,
	0.080% 07/01/35(a)	5,200,000	5,200,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	0.590% 07/01/30(b)	10,000,000	10,000,000
	Series 2008 II,
	LIQ FAC: Citibank N.A.
	0.390% 07/01/25(b)	2,640,000	2,640,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.390% 07/01/26(b)	5,390,000	5,390,000
CA Los Angeles Metro Transportation
	1.100% 06/03/09	33,684,000	33,684,000
CA Los Angeles Unified School District
	Series 1997 A,
	LOC: Bank of New York
	0.130% 12/01/17(b)	1,830,000	1,830,000
	Series 2007,
	5.000% 07/01/09	6,000,000	6,022,629
	Series 2008 A,
	3.000% 07/30/09	25,000,000	25,095,912
	Series 2009 F,
	2.500% 07/01/09	1,745,000	1,747,991
	Series 2009 I,
	2.500% 07/01/09	6,300,000	6,310,980
CA Los Angeles
	Multi-Family Housing,
	Playa Phase II Apartments LLC,
	Series 2000 B-II, AMT,
	LIQ FAC: FNMA

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.350% 03/15/34(b)	1,000,000	1,000,000
	Series 2008 A,
	LOC: Bank of Nova Scotia
	0.100% 06/01/28(b)	18,000,000	18,000,000
	Series 2008 B,
	LOC: Bank of Nova Scotia
	0.100% 06/01/28(b)	12,200,000	12,200,000
	Series 2008 C,
	LOC: Bank of Nova Scotia
	0.100% 06/01/28(b)	13,100,000	13,100,000
	Series 2008,
	3.000% 06/30/09	45,000,000	45,051,380
CA Metropolitan Water District of Southern California
	Series 1999 A,
	Pre-refunded 07/01/09
	5.900% 07/01/29	8,500,000	8,613,854
	Waterworks Revenue,
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.390% 10/01/36(b)	5,525,000	5,525,000
CA Morgan Hill Unified School District
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.310% 08/01/25(b)	5,000,000	5,000,000
CA Municipal Finance Authority
	La Sierra University,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.200% 08/01/20(b)	4,200,000	4,200,000
CA Northern California Gas Authority No. 1
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.390% 07/01/27(b)	76,795,000	76,795,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Dexia Credit Local
	0.600% 07/01/32(b)	34,350,000	34,350,000
CA Oakland Redevelopment Agency
	Multi-Family Housing,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.500% 10/01/50(b)	150,695,000	150,695,000
CA Oakland-Alameda County Coliseum Authority
	Series 2000 C-2,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.100% 02/01/25(b)	49,100,000	49,100,000
CA Orange County Apartment Development
	WLCO LF Partners,
	Series 1998 G-2,
	LIQ FAC: FNMA
	0.150% 11/15/28(b)	17,500,000	17,500,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Oxnard Financing Authority
	Series 2008 A,
	LOC: Societe Generale
	0.310% 06/01/34(b)	9,710,000	9,710,000
CA Pleasanton Multi-Family Housing
	Greenbriar Bernal Apartments LP,
	Series 2001 A, AMT,
	LIQ FAC: FNMA
	0.330% 09/15/34(b)	2,900,000	2,900,000
CA Pollution Control Financing Authority
	Amador Valley Industries LLC,
	Series 2005 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.600% 06/01/15(b)	5,300,000	5,300,000
	Blue Line Transfer, Inc.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.600% 08/01/14(b)	703,900	703,900
	Marborg Industries,
	Series 2006 A, AMT,
	LOC: Wachovia Bank N.A.
	0.600% 06/01/35(b)	5,100,000	5,100,000
	Pacific Gas & Electric Co.:
	Series 1996 E,
	LOC: Bank One N.A.
	1.000% 11/01/26(b)	21,260,000	21,260,000
	Series 1996 F,
	LOC: JPMorgan Chase Bank
	0.100% 11/01/26(b)	4,555,000	4,555,000
	Sierra Pacific Industries, Inc.,
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	0.200% 02/01/13(b)	13,400,000	13,400,000
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT:
	LIQ FAC: FHLMC
	0.500% 10/01/31(b)	68,785,000	68,785,000
	LIQ FAC: FHLMC
	0.500% 12/01/46(b)	80,806,000	80,806,000
	Series 2007:
	Insured: AMBAC,
	GTY AGMT: Dexia Credit Local
	2.250% 02/01/18(b)	5,725,000	5,725,000
	Insured: FGIC,
	GTY AGMT: Dexia Credit Local
	0.920% 12/01/35(b)	10,300,000	10,300,000
	LOC: Dexia Credit Local
	2.250% 03/01/16(b)	13,330,000	13,330,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.370% 09/01/30(b)	4,185,000	4,185,000
	0.520% 06/08/29(b)	5,775,000	5,775,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.520% 05/01/30(b)(c)	7,260,000	7,260,000
	0.520% 11/01/42(b)	7,415,000	7,415,000
	0.520% 01/01/43(b)	8,340,000	8,340,000
	0.520% 05/01/44(b)	12,285,000	12,285,000
	0.520% 03/01/45(b)	6,590,000	6,590,000
	0.520% 02/01/49(b)	3,485,000	3,485,000
	Series 2008,
	GTY AGMT: FHLMC
	0.520% 04/01/44(b)	16,375,000	16,375,000
CA RBC Municipal Products, Inc. Trust
	Series 2008 E5,
	LOC: Royal Bank of Canada
	0.390% 12/01/09(b)	13,785,000	13,785,000
CA Riverside County Asset Leasing Corp.
	Series 2008 A,
	LOC: Union Bank of California N.A.
	0.090% 11/01/32(b)	17,000,000	17,000,000
CA Riverside County Housing Authority
	AP II Murrieta LP,
	Series 1998 A, AMT,
	Insured: FHLMC,
	LIQ FAC: FHLMC
	0.330% 01/15/29(b)	12,600,000	12,600,000
CA Roseville
	Series 2008 A,
	LOC: Dexia Credit Local
	1.000% 02/01/35(b)	27,000,000	27,000,000
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.250% 01/01/30	11,790,000	12,066,538
CA Sacramento County Sanitation District
	Series 2008 A,
	LOC: Societe Generale:
	0.310% 12/01/35(b)	18,450,000	18,450,000
	0.310% 12/01/35(b)(c)	2,500,000	2,500,000
	Series 2008 E,
	LOC: U.S. Bank Trust N.A.
	0.100% 12/01/40(b)	5,000,000	5,000,000
CA Sacramento County
	Multi-Family Housing,
	Riverpoint-714 LLC,
	Series 2007 B,
	LOC: FNMA
	0.150% 08/15/27(b)	10,000,000	10,000,000
CA Sacramento Municipal Utilities District
	0.250% 06/04/09	40,000,000	40,000,000
	0.250% 06/08/09	6,500,000	6,500,000
	0.270% 07/07/09	37,500,000	37,500,000
	0.270% 07/08/09	50,000,000	50,000,000
	0.300% 06/08/09	6,500,000	6,500,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Sacramento Suburban Water District
	Series 2008 A1,
	LOC: Dexia Credit Local
	0.650% 11/01/28(b)	3,600,000	3,600,000
CA San Bernardino County Housing Authority
	Multi-Family Housing:
	Indian Knoll Apartments,
	Series 1985 A,
	LIQ FAC: FNMA
	0.300% 05/15/31(b)	3,580,000	3,580,000
	Reche Canyon Apartments,
	Series 1985 B,
	LIQ FAC: FNMA
	0.300% 05/15/30(b)	3,500,000	3,500,000
CA San Bernardino County
	Certificates of Participation
	Series 1996,
	LOC: BNP Paribas
	0.070% 07/01/15(b)	2,000,000	2,000,000
CA San Bernardino Flood Control District
	Series 2008,
	LOC: UBS Warburg
	0.100% 08/01/37(b)	6,300,000	6,300,000
CA San Diego County Water Authority
	1.200% 06/04/09	17,350,000	17,350,000
CA San Diego Housing Authority
	Multi-Family Housing:
	Bay Vista Housing Partners LP,
	Series 2008 A, AMT,
	LIQ FAC: FNMA
	0.330% 02/15/38(b)	4,900,000	4,900,000
	Swift Real Estate Partners,
	Series 2004 C,
	LIQ FAC: FNMA
	0.150% 01/15/35(b)	11,915,000	11,915,000
CA San Diego Public Facilities Financing Authority
	Series 2008 A,
	LOC: Societe Generale
	0.340% 05/15/29(b)	7,320,000	7,320,000
CA San Diego Sewer Revenue
	Series 2008-A,
	LOC: Societe Generale
	0.310% 05/15/20(b)	4,165,000	4,165,000
CA San Francisco City & County Redevelopment Agency
	Multi-Family Housing:
	Fillmore Center:
	Series 1992 B-1,
	LIQ FAC: FHLMC
	0.270% 12/01/17(b)	47,500,000	47,500,000
	Series 1992 A,
	LIQ FAC: FHLMC

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.270% 12/01/17(b)	30,100,000	30,100,000
	Series 1992, AMT,
	LIQ FAC: FHLMC
	0.330% 12/01/17(b)	3,000,000	3,000,000
	South Harbor,
	Series 1986,
	LOC: Credit Local de France
	0.300% 12/01/16(b)	5,000,000	5,000,000
CA San Joaquin County
	0.350% 06/04/09	45,500,000	45,500,000
CA San Jose Financing Authority Lease
	Series 2008 A,
	LOC: Bank of Nova Scotia,
	LOC: California State Teachers’ Retirement System
	0.100% 06/01/39(b)	5,000,000	5,000,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.390% 06/01/37(b)	12,005,000	12,005,000
CA San Jose Multi-Family Housing
	Evans Lane Apartments LP,
	Series 2008 B,
	LOC: FHLMC
	0.330% 07/01/38(b)	12,950,000	12,950,000
	Fairfield Trestles LP,
	Series 2004 A, AMT,
	LIQ FAC: FHLMC
	0.500% 03/01/37(b)	7,325,000	7,325,000
	Fairfield Turnleaf Apartments,
	Series 2003 A, AMT,
	LIQ FAC: FHLMC
	0.390% 06/01/36(b)	10,960,000	10,960,000
CA Santa Clara County Financing Authority
	Series 2009,
	LOC: Wells Fargo Bank N.A.
	0.070% 02/01/44(b)	7,700,000	7,700,000
CA Santa Rosa Housing Authority
	Multi-Family Housing,
	Series 1995 E,
	LIQ FAC: FHLMC
	0.150% 03/01/12(b)	17,140,000	17,140,000
CA School Cash Reserve Program Authority
	Series 2008 A,
	LOC: U.S. Bank N.A.,
	GIC: Natixis
	3.000% 07/06/09	53,000,000	53,062,944
CA Snowline Joint Unified School District
	Series 2007,
	SPA: Dexia Credit Local:
	3.250% 09/01/31(b)	5,800,000	5,800,000
	3.250% 09/01/40(b)	17,200,000	17,200,000
CA Southern Public Power Authority
	Power Project Revenue,
	Series 1991,

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Insured: AMBAC,
	LOC: Lloyds TSB Bank PLC
	1.150% 07/01/19(b)	59,900,000	59,900,000
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.110% 07/01/17(b)	9,000,000	9,000,000
	Series 2008 B,
	LOC: Dexia Credit Local
	0.650% 07/01/17(b)	13,515,000	13,515,000
CA California State University
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.440% 11/01/39(b)	7,045,000	7,045,000
CA Statewide Communities Development Authority
	1.000% 04/01/43(a)	5,000,000	5,107,300
	Charter Court SJC LP,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.350% 09/01/40(b)	11,400,000	11,400,000
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	0.400% 12/31/32(b)	5,000,000	5,000,000
	Kaiser Foundation Hospitals,
	Series 2008 C,
	3.000% 04/01/34(a)	16,000,000	16,341,007
	Kaiser Permanente,
	Series 2004 M,
	0.100% 04/01/38(a)	19,220,000	19,220,000
	Multi-Family Housing:
	Bay Vista at Meadow Park LP,
	Series 2003 1, AMT,
	LIQ FAC: FNMA
	0.330% 12/15/37(b)	7,300,000	7,300,000
	Cienega Preservation LP,
	Series 2002 V, AMT,
	LOC: Washington Mutual Bank,
	LOC: FHLB
	0.300% 10/01/33(b)	10,410,000	10,410,000
	Museum Associates:
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.070% 12/01/37(b)	20,000,000	20,000,000
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.070% 12/01/37(b)	17,000,000	17,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.
	0.220% 02/01/35(b)	13,415,000	13,415,000
	Series 2007 29-G, AMT,
	GTY AGMT: Goldman Sachs
	0.410% 05/01/39(b)	68,495,000	68,495,000
	Series 2007, AMT:
	GTY AGMT: Citigroup Financial Products:

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	1.420% 12/25/30(b)	9,550,000	9,550,000
	1.420% 07/01/32(b)	9,425,000	9,425,000
	LIQ FAC: FHLMC
	0.500% 02/01/53(b)	58,995,000	58,995,000
	Series 2008 14-G,
	GTY AGMT: Goldman Sachs
	0.360% 05/15/25(b)	131,635,000	131,635,000
	Series 2008 R,
	LIQ FAC: Citibank N.A.
	0.440% 03/01/41(b)(c)	10,035,000	10,035,000
	Series 2008, AMT:
	GTY AGMT: Citigroup Financial Products:
	0.990% 01/01/41(b)	27,620,000	27,620,000
	1.290% 01/01/41(b)	13,400,000	13,400,000
	LIQ FAC: Citigroup Financial Products
	0.450% 07/01/34(b)	7,615,000	7,615,000
	Series 2008:
	GTY AGMT: Citigroup Financial Products
	1.020% 09/01/40(b)	34,450,000	34,450,000
	GTY AGMT: Wells Fargo Bank N.A.
	0.330% 07/01/30(b)	5,010,000	5,010,000
	LIQ FAC: Citibank N.A.:
	0.440% 04/01/31(b)	4,900,000	4,900,000
	0.440% 11/15/38(b)	6,860,000	6,860,000
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.100% 09/01/29(b)	1,985,000	1,985,000
	Varenna Care Center LP,
	Series 2006,
	LOC: FHLB
	0.200% 02/15/41(b)	5,700,000	5,700,000
CA State
	Series 2004,
	GTY AGMT: Dexia Credit Local
	2.250% 04/01/17(b)	6,065,000	6,065,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	2.250% 02/01/25(b)	10,470,000	10,470,000
	Series 2007 A,
	LOC: Societe Generale
	0.340% 06/01/37(b)	24,840,000	24,840,000
	Series 2007:
	GTY AGMT: Wells Fargo Bank N.A.
	0.230% 12/01/37(b)	6,084,000	6,084,000
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	0.340% 05/01/15(b)	12,790,000	12,790,000
	Series 2008 A,
	LOC: Societe Generale
	0.310% 06/01/26(b)	8,155,000	8,155,000
	Series 2008:
	GTY AGMT: Wells Fargo Bank N.A.
	0.230% 04/01/38(b)	18,800,500	18,800,500
	LOC: Dexia Credit Local
	2.420% 08/01/27(b)	88,800,000	88,800,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Union City
	Multi-Family Housing,
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.360% 12/15/26(b)	7,970,000	7,970,000
CA University of California Regents
	0.200% 06/04/09	15,000,000	15,000,000
CA University of California
	Series 2001,
	Pre-refunded 9/01/09
	5.000% 09/01/31	5,000,000	5,086,291
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.390% 05/15/37(b)	6,880,000	6,880,000
CA Victor Valley Community College District
	Series 1997,
	LOC: BNP Paribas,
	LOC: Union Bank of California N.A.
	0.300% 12/01/28	2,975,000	2,975,000
CA West Hills Community College District
	Series 2008,
	LOC: Union Bank of California N.A.
	0.200% 07/01/33(b)	14,925,000	14,925,000
CA Western Municipal Water Districts
	Series 2008,
	3.500% 06/01/09	18,250,000	18,250,000
CALIFORNIA TOTAL			3,504,295,030
NEW YORK — 0.4%
NY Eagle Tax-Exempt Trust
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.640% 01/30/12	14,485,000	14,485,000
NEW YORK TOTAL			14,485,000
PUERTO RICO — 2.7%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.460% 07/01/26(b)	3,000,000	3,000,000
	Series 2008,
	GTY AGMT: Citibank N.A.
	0.560% 09/03/09(b)	1,605,000	1,605,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	2.430% 08/01/42(b)	3,750,000	3,750,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.420% 08/01/47(b)(c)	12,395,000	12,395,000
PR Commonwealth of Puerto Rico
	Series 2007 A2,
	SPA: JPMorgan Chase Bank
	1.500% 07/01/29(b)	75,010,000	75,010,000
PUERTO RICO TOTAL			95,760,000

	Total Municipal Bonds (cost of $3,614,540,030)		3,600,055,030

	Total Investments — 100.0% (cost of $3,614,540,030)(d)		3,614,540,030

	Other Assets & Liabilities, Net — 0.0%		1,367,881

	Net Assets — 100.0%		3,615,907,911

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment  Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

15

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	3,614,540,030	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$3,614,540,030	$—

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $58,953,000, which represents 1.6% of net assets.

(d)	Cost for federal income tax purposes is $3,614,540,030.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Cash Reserves

		Par ($)	Value ($)*
Commercial Paper — 40.1%
Amsterdam Funding Corp.
	0.320% 06/15/09(b)(c)	33,986,000	33,981,771
	0.350% 06/11/09(b)(c)	147,000,000	146,985,708
	0.350% 06/16/09(b)(c)	50,000,000	49,992,708
	0.360% 06/17/09(b)(c)	11,300,000	11,298,192
Atlantic Asset Securitization LLC
	0.300% 06/15/09(b)(c)	202,000,000	201,976,433
Australia & New Zealand Banking Group Ltd.
	0.650% 06/16/09(b)(c)	200,000,000	199,945,833
Banco Bilbao Vizcaya Argentina/London
	0.800% 07/16/09(b)(c)	49,000,000	48,951,000
Barton Capital Corp.
	0.420% 06/03/09(b)(c)	36,057,000	36,056,159
	0.430% 07/20/09(b)(c)	11,040,000	11,033,539
	0.480% 07/06/09(b)(c)	71,160,000	71,126,792
	0.650% 06/01/09(b)	34,040,000	34,040,000
	0.650% 06/02/09(b)(c)	129,070,000	129,067,670
	0.650% 06/03/09(b)(c)	95,079,000	95,075,567
	0.650% 06/04/09(b)(c)	38,000,000	37,997,942
	0.650% 06/05/09(b)(c)	43,000,000	42,996,894
	0.660% 06/02/09(b)(c)	40,070,000	40,069,265
BASF SE
	0.350% 08/12/09(b)(c)	198,000,000	197,861,400
	0.430% 07/30/09(b)(c)	68,000,000	67,952,079
	0.450% 07/20/09(b)(c)	150,000,000	149,908,125
	0.550% 06/12/09(b)(c)	25,050,000	25,045,790
CBA Delaware Finance, Inc.
	0.575% 07/08/09(c)	55,000,000	54,967,497
	0.640% 06/22/09(c)	200,000,000	199,925,333
	0.640% 06/23/09(c)	100,000,000	99,960,889
	0.790% 06/09/09(c)	330,000,000	329,942,067
	0.790% 06/16/09(c)	47,000,000	46,984,529
	0.800% 06/04/09(c)	130,000,000	129,991,333
Edison Asset Securitization LLC
	0.300% 06/08/09(b)(c)	180,000,000	179,989,500
Fairway Finance LLC
	0.300% 06/10/09(b)(c)	51,980,000	51,976,101
	0.370% 07/10/09(b)(c)	42,056,000	42,039,143
	0.400% 07/07/09(b)(c)	21,932,000	21,923,227
	0.440% 08/10/09(b)(c)	31,000,000	30,973,478

1

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.450% 08/04/09(b)(c)	29,000,000	28,976,800
	0.650% 06/01/09(b)	25,834,000	25,834,000
	0.650% 06/02/09(b)(c)	119,500,000	119,497,842
Falcon Asset Securitization Co. LLC
	0.300% 08/11/09(b)(c)	5,165,000	5,161,944
	0.550% 06/04/09(b)(c)	85,000,000	84,996,104
Gemini Securitization Corp. LLC
	0.260% 06/24/09(b)(c)	55,000,000	54,990,864
	0.290% 06/17/09(b)(c)	25,014,000	25,010,776
	0.320% 06/05/09(b)(c)	17,316,000	17,315,384
	0.320% 06/11/09(b)(c)	108,650,000	108,640,342
	0.320% 06/15/09(b)(c)	43,500,000	43,494,587
	0.330% 06/05/09(b)(c)	93,000,000	92,996,590
	0.330% 06/08/09(b)(c)	59,500,000	59,496,182
	0.330% 06/11/09(b)(c)	65,056,000	65,050,037
General Electric Capital Corp. FDIC Guaranteed - Temporary Liquidity Guarantee Program
	0.700% 06/26/09(c)	645,000,000	644,686,458
General Electric Co.
	0.340% 06/26/09(c)	280,000,000	279,933,889
	0.370% 06/26/09(c)	955,500,000	955,254,490
Gotham Funding Corp.
	0.360% 08/25/09(b)(c)	34,000,000	33,971,100
	0.375% 08/14/09(b)(c)	58,596,000	58,550,832
	0.420% 08/10/09(b)(c)	12,000,000	11,990,200
	0.450% 08/14/09(b)(c)	10,000,000	9,990,750
	0.490% 08/03/09(b)(c)	43,000,000	42,963,127
	0.490% 08/06/09(b)(c)	55,000,000	54,950,592
	0.500% 08/03/09(b)(c)	20,000,000	19,982,500
	0.780% 06/08/09(b)(c)	132,250,000	132,229,942
ING US Funding LLC
	0.420% 07/21/09(c)	95,000,000	94,944,583
	0.500% 08/14/09(c)	50,000,000	49,948,611
	0.570% 08/12/09(c)	40,000,000	39,954,400
	0.575% 08/07/09(c)	79,570,000	79,484,849
	0.590% 08/06/09(c)	58,000,000	57,937,263
	0.610% 08/03/09(c)	246,250,000	245,987,128
	0.630% 08/04/09(c)	409,250,000	408,791,640
	0.630% 08/05/09(c)	523,000,000	522,405,087
Liberty Street Funding LLC
	0.420% 08/10/09(b)(c)	18,000,000	17,985,300

2

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.420% 08/11/09(b)(c)	57,000,000	56,952,785
	0.450% 07/07/09(b)(c)	35,000,000	34,984,250
	0.450% 07/13/09(b)(c)	57,400,000	57,369,865
	0.450% 07/28/09(b)(c)	100,000,000	99,928,750
	0.450% 08/05/09(b)(c)	11,000,000	10,991,063
	0.630% 06/18/09(b)(c)	164,650,000	164,601,017
Lloyds TSB Bank PLC
	1.170% 06/25/09(c)	522,475,000	522,067,469
LMA Americas LLC
	0.300% 06/15/09(b)(c)	20,000,000	19,997,667
	0.300% 06/22/09(b)(c)	201,200,000	201,164,790
	0.300% 06/29/09(b)(c)	106,800,000	106,775,080
	0.350% 06/15/09(b)(c)	61,900,000	61,891,575
	0.350% 06/17/09(b)(c)	66,000,000	65,989,733
	0.350% 06/18/09(b)(c)	60,000,000	59,990,083
	0.400% 06/01/09(b)	100,000,000	100,000,000
	0.400% 06/03/09(b)(c)	295,900,000	295,893,424
National Australia Funding Delaware, Inc.
	0.440% 06/23/09(b)(c)	250,000,000	249,932,778
	0.440% 07/24/09(b)(c)	206,000,000	205,866,558
	0.440% 07/27/09(b)(c)	298,000,000	297,796,036
	0.560% 07/09/09(b)(c)	341,000,000	340,798,431
Nordea North America, Inc.
	0.570% 07/20/09(c)	300,000,000	299,767,250
	0.660% 06/12/09(c)	165,000,000	164,966,725
	0.800% 06/08/09(c)	322,000,000	321,949,911
	0.800% 06/09/09(c)	125,000,000	124,977,778
Old Line Funding LLC
	0.600% 06/08/09(b)(c)	90,000,000	89,989,500
	0.630% 06/01/09(b)(c)	64,480,000	64,480,000
	0.650% 06/02/09(b)(c)	124,886,000	124,883,745
	0.650% 06/08/09(b)(c)	57,602,000	57,594,720
	0.650% 06/10/09(b)(c)	25,000,000	24,995,938
Park Avenue Receivables Corp.
	0.550% 06/04/09(b)(c)	100,000,000	99,995,417
Santander Central Hispano Finance Delaware, Inc.
	0.850% 07/07/09(c)	114,000,000	113,903,100
	0.850% 07/08/09(c)	43,000,000	42,962,435
	0.900% 06/05/09(c)	219,000,000	218,978,100
	0.950% 07/02/09(c)	166,500,000	166,363,794
	0.950% 07/06/09(c)	200,000,000	199,815,278
	1.000% 06/18/09(c)	300,000,000	299,858,333

3

		Par ($)	Value ($)
Commercial Paper — (continued)
Sheffield Receivables Corp.
	0.300% 08/03/09(b)(c)	73,000,000	72,961,675
	0.350% 07/14/09(b)(c)	30,000,000	29,987,458
	0.400% 06/10/09(b)(c)	55,500,000	55,494,450
	0.400% 07/06/09(b)(c)	68,250,000	68,223,458
	0.400% 07/07/09(b)(c)	100,000,000	99,960,000
	0.400% 08/10/09(b)(c)	41,000,000	40,968,111
	0.400% 08/11/09(b)(c)	58,500,000	58,453,850
	0.450% 08/03/09(b)(c)	94,000,000	93,925,975
	0.450% 08/05/09(b)(c)	60,000,000	59,951,250
	0.450% 08/06/09(b)(c)	32,000,000	31,973,600
	0.500% 06/01/09(b)	150,000,000	150,000,000
	0.620% 06/02/09(b)(c)	113,800,000	113,798,040
	0.620% 06/03/09(b)(c)	85,000,000	84,997,072
	0.620% 06/08/09(b)(c)	61,000,000	60,992,646
	0.650% 06/08/09(b)(c)	50,000,000	49,993,681
Societe Generale North America, Inc.
	0.760% 08/27/09(c)	100,000,000	99,816,333
	0.930% 06/05/09(c)	376,000,000	375,961,147
	1.000% 06/12/09(c)	229,000,000	228,930,028
Thames Asset Global Securitization, Inc.
	0.350% 06/10/09(b)(c)	26,604,000	26,601,672
	0.350% 06/12/09(b)(c)	39,537,000	39,532,772
	0.400% 06/08/09(b)(c)	133,853,000	133,842,589
Toyota Motor Credit Corp.
	1.900% 08/04/09(c)	359,000,000	357,787,378
	1.900% 08/05/09(c)	300,000,000	298,970,833
Tulip Funding Corp.
	0.350% 06/08/09(b)(c)	160,000,000	159,989,111
	0.350% 06/11/09(b)(c)	18,166,000	18,164,234
Variable Funding Capital Co. LLC
	0.370% 08/12/09(b)(c)	50,000,000	49,963,000
	0.380% 08/17/09(b)(c)	86,000,000	85,930,101
	0.400% 08/03/09(b)(c)	123,000,000	122,913,900
	0.400% 08/04/09(b)(c)	38,003,000	37,975,976
	0.430% 07/27/09(b)(c)	18,022,000	18,009,945
	0.440% 07/01/09(b)(c)	72,000,000	71,973,600
Victory Receivables Corp.
	0.300% 06/22/09(b)(c)	6,543,000	6,541,855
Westpac Banking Corp.
	0.660% 06/15/09(b)(c)	350,000,000	349,910,167

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Windmill Funding I Corp.
	0.320% 06/15/09(b)(c)	50,000,000	49,993,778
	0.350% 06/15/09(b)(c)	19,500,000	19,497,346

	Total Commercial Paper (cost of $16,305,900,566)		16,305,900,566

Certificates of Deposit — 36.9%
Australia & New Zealand Banking Group Ltd.
	0.700% 06/17/09	180,000,000	180,000,799
Banco Bilbao Vizcaya Argentina/NY
	0.405% 08/18/09	450,000,000	450,000,000
	0.405% 08/31/09	259,000,000	259,003,270
	0.550% 08/07/09	34,500,000	34,505,065
	0.705% 07/17/09	140,000,000	140,000,893
	0.880% 06/23/09	498,500,000	498,500,000
	0.960% 07/08/09	135,000,000	135,000,000
	0.965% 06/09/09	305,000,000	305,000,338
Bank of Montreal
	0.600% 07/07/09	335,000,000	335,000,000
Bank of Nova Scotia
	0.510% 07/24/09	217,000,000	217,000,000
	0.600% 07/22/09	170,000,000	170,000,000
	0.680% 06/09/09	200,000,000	200,000,000
	0.700% 06/10/09	50,000,000	50,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	0.500% 08/21/09	13,000,000	13,000,000
	0.830% 08/10/09	1,175,500,000	1,175,500,000
Barclays Bank PLC
	0.450% 08/31/09	401,000,000	401,000,000
	1.375% 06/09/09	455,000,000	455,000,000
BNP Paribas
	0.600% 11/23/09	300,000,000	300,000,000
	0.650% 09/08/09	122,000,000	122,000,000
	0.750% 11/13/09	386,000,000	386,000,000
	1.020% 07/27/09	398,750,000	398,750,000
	1.120% 07/20/09	458,000,000	458,000,000
Citibank
	0.190% 06/01/09	755,784,000	755,784,000
Credit Agricole SA
	0.520% 09/18/09	230,000,000	230,000,000
	0.800% 07/17/09	815,000,000	815,000,000
	0.900% 07/08/09	196,000,000	196,000,000
	1.000% 06/04/09	386,000,000	386,000,000

5

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	1.000% 06/12/09	83,000,000	82,999,494
	1.000% 06/15/09	260,000,000	260,000,000
Deutsche Bank AG
	0.410% 08/13/09	384,000,000	384,000,000
	1.049% 07/30/09(e)	15,000,000	15,010,694
HSBC Bank PLC
	1.000% 06/16/09	190,000,000	190,000,000
	1.050% 06/12/09	45,000,000	45,000,000
Lloyds TSB Bank PLC/New York NY
	1.070% 07/14/09	690,000,000	690,000,000
Mizuho Corporate Bank/NY
	0.350% 06/05/09	50,000,000	50,000,166
	0.630% 07/08/09	327,000,000	327,000,000
National Australia Bank Ltd.
	0.610% 07/14/09	200,000,000	200,000,000
	0.680% 11/16/09	165,000,000	165,000,000
National Australia Bank/New York
	0.450% 07/23/09	217,000,000	217,000,000
Royal Bank of Scotland PLC NY
	0.330% 07/02/09	156,000,000	156,000,000
	1.430% 06/19/09	5,000,000	5,002,697
Societe Generale NY
	0.650% 09/09/09	161,000,000	161,000,000
	0.820% 07/06/09	416,000,000	416,000,000
	0.900% 08/19/09	125,000,000	125,000,000
	1.000% 08/12/09	361,500,000	361,500,000
Sumitomo Mitsui Banking Corp./New York
	0.400% 09/01/09	140,000,000	140,000,000
	0.450% 08/31/09	135,000,000	135,000,000
	0.600% 08/17/09	187,000,000	187,035,935
	0.650% 08/14/09	23,000,000	23,006,608
	0.930% 07/14/09	100,000,000	100,000,000
	0.950% 07/13/09	165,000,000	165,000,000
	0.970% 06/23/09	200,000,000	200,006,097
	0.970% 06/24/09	100,000,000	100,003,187
	1.000% 06/09/09	54,000,000	54,000,000
	1.000% 06/12/09	70,000,000	70,000,000
U.S. Bank N.A./Minneapolis MN
	0.700% 06/03/09	160,000,000	160,000,000
UBS AG/Stamford Branch
	0.330% 07/02/09	78,000,000	78,000,000

6

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.380% 06/12/09	465,000,000	465,000,000
	0.530% 06/05/09	200,000,000	200,000,000
Wachovia Bank N.A.
	0.510% 11/27/09	39,000,000	38,901,102

	Total Certificates of Deposit (cost of $15,032,510,345)		15,032,510,345

Corporate Bonds — 1.2%
Axon Financial Funding LLC
	0.309% 11/10/09(b)(d)(e)(f)(g) (amortized cost of $87,971,819)	87,971,819	39,587,318
	0.330% 11/10/09(b)(d)(e)(f)(g) (amortized cost of $127,784,934)	127,784,934	57,503,220
Issuer Entity LLC
	0.506% 11/10/09(d)(e)(f)(h)(i) (amortized cost of $45,222,150)	45,222,150	11,115,604
Lehman Brothers Holdings, Inc.
	1.000% 11/10/09(d)(e)(f) (amortized cost of $400,000,000)	400,000,000	66,000,000
Victoria Finance LLC
	1.000% 11/10/09(b)(d)(e)(f)(g) (amortized cost of $79,466,334)	79,466,334	38,143,840
	1.000% 11/10/09(b)(d)(e)(f)(g) (amortized cost of $79,490,387)	79,490,387	38,155,386
	1.000% 11/10/09(b)(d)(e)(f)(g) (amortized cost of $79,497,906)	79,497,906	38,158,995
	1.000% 11/10/09(b)(d)(e)(f)(g) (amortized cost of $81,482,837)	81,482,837	39,111,762
	1.000% 11/10/09(b)(d)(e)(f)(g) (amortized cost of $161,252,239)	161,252,239	77,401,075
Wickersham Entity LLC
	5.000% 11/10/09(d)(e)(j)(k) (amortized cost of $150,319,049)	150,319,049	89,469,898

	Total Corporate Bonds (cost of $1,292,487,656)		494,647,098

7

		Par ($)	Value ($)
Government & Agency Obligations — 11.5%
U.S. GOVERNMENT AGENCIES — 8.7%
Federal Home Loan Bank
	0.450% 06/29/09(l)	54,000,000	53,981,100
	0.450% 07/13/09(l)	135,000,000	134,929,125
	0.510% 01/12/10(l)	179,000,000	178,429,438
	0.570% 07/20/09(l)	85,000,000	84,934,054
	0.786% 11/05/10(e)(l)	231,000,000	230,900,801
	0.849% 10/29/10(e)(l)	108,000,000	107,990,591
	2.560% 08/04/09(l)	62,000,000	62,212,288
	5.125% 08/05/09(l)	31,290,000	31,539,258
Federal Home Loan Mortgage Corp.
	0.310% 06/24/09(l)	120,000,000	119,976,233
	0.350% 07/06/09(l)	140,000,000	139,952,361
	0.350% 07/15/09(l)	70,000,000	69,970,056
	0.370% 07/15/09(l)	70,000,000	69,968,344
	0.582% 08/24/05(l)	58,000,000	57,921,236
	0.600% 09/14/09(l)	68,000,000	67,881,000
	0.610% 09/14/09(l)	340,000,000	339,395,083
	0.888% 02/01/11(e)(l)	216,000,000	216,000,000
	1.211% 04/07/11(e)(l)	493,000,000	493,222,312
Federal National Mortgage Association
	0.420% 12/31/09(l)	204,000,000	203,493,060
	0.430% 06/23/09(l)	650,000,000	649,829,195
	0.570% 09/02/09(l)	100,000,000	99,852,750
	0.580% 08/26/09(l)	151,000,000	150,790,781
U.S. GOVERNMENT AGENCIES TOTAL			3,563,169,066
U.S. GOVERNMENT OBLIGATIONS — 2.8%
U.S. Treasury Bill
	0.285% 12/17/09(l)	240,000,000	239,621,900
	0.310% 07/23/09(l)	266,000,000	265,880,891
	0.370% 10/01/09(l)	242,000,000	241,696,559
	0.420% 10/08/09(l)	242,000,000	241,635,790
	4.875% 08/15/09(l)	133,000,000	134,248,322
TOTAL U.S. GOVERNMENT OBLIGATIONS			1,123,083,462

	Total Government & Agency Obligations (cost of $4,686,252,528)		4,686,252,528

8

		Par ($)	Value ($)
Municipal Bond — 0.0%
ILLINOIS — 0.0%
IL Midwestern University Foundation
	Series 2009 A,
	LOC: Royal Bank of Canada
	0.750% 04/01/44(a)	10,000,000	10,000,000
ILLINOIS TOTAL			10,000,000

	Total Municipal Bond (cost of $10,000,000)		10,000,000

Repurchase Agreements — 8.6%
	Repurchase agreement with Barclays Capital, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by a U.S. Government Agency obligation maturing 07/14/10, market value $2,028,422 (repurchase proceeds $1,988,030)	1,988,000	1,988,000
	Repurchase agreement with Barclays Capital, dated 05/29/09, due 06/01/09 at 0.470%, collateralized by corporate bonds with various maturities to 05/22/19, market value $661,260,000 (repurchase proceeds $618,024,205)	618,000,000	618,000,000
	Repurchase agreement with BNP Paribas, dated 05/29/09, due 06/01/09 at 0.420%, collateralized by a corporate bond maturing 06/22/09, market value $372,750,000 (repurchase proceeds $355,012,425)	355,000,000	355,000,000
	Repurchase agreement with Deutsche Bank, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 03/27/23, market value $52,167,035 (repurchase proceeds $51,144,725)	51,144,000	51,144,000
	Repurchase agreement with Deutsche Bank, dated 05/29/09, due 06/01/09 at 0.420%, collateralized by corporate bonds with various maturities to 09/28/47, market value $504,000,000 (repurchase proceeds $480,016,800)	480,000,000	480,000,000
	Repurchase agreement with Deutsche Bank, dated 05/29/09, due 06/01/09 at 0.160%, collateralized by a U.S. Treasury obligation maturing 11/15/18, market value $16,536,268 (repurchase proceeds $16,212,216)	16,212,000	16,212,000
	Repurchase agreement with Deutsche Bank, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by a U.S. Government Agency obligation maturing 12/01/38, market value $16,536,268 (repurchase proceeds $16,212,216)	46,313,000	46,313,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/39, market value $612,000,000 (repurchase proceeds $600,008,500)	600,000,000	600,000,000

9

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Royal Bank of Canada, dated 05/29/09, due 06/01/09 at 0.370%, collateralized by corporate bonds with various maturities to 05/22/19, market value $665,106,189 (repurchase proceeds $629,019,394)	629,000,000	629,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/29/09, due 06/01/09 at 0.320%, collateralized by corporate bonds with various maturities to 06/22/12, market value $103,000,000 (repurchase proceeds $100,002,667)	100,000,000	100,000,000
	Repurchase agreement with Societe Generale, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 04/15/30, market value $306,000,184 (repurchase proceeds $300,004,500)	300,000,000	300,000,000
	Repurchase agreement with UBS Warburg AG, dated 05/29/09, due 06/01/09 at 0.420%, collateralized by corporate bonds with various maturities to 03/15/37, market value $308,677,997 (repurchase proceeds $300,010,500)	300,000,000	300,000,000

	Total Repurchase Agreements (cost of $3,497,657,000)		3,497,657,000

Other — 1.5%
	Capital Support Agreement with Affiliate	—	609,541,000

	Total Other		609,541,000

10

Total Investments — 100.3% (cost of $40,824,808,095)(m)(n)	$40,636,508,537

Other Assets & Liabilities, Net — (0.3)%	(125,002,890)

Net Assets — 100.0%	$40,511,505,647

11

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the “1940 Act”), provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Securities no longer considered eligible securities in accordance with Rule 2a-7 under the 1940 Act are valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Structured investment vehicles (SIVs), a sector of the asset-backed commercial paper (“ABCP”) market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the “Agreement”) with NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“Columbia”). Bank of America Corporation (“BOA”) has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor’s, Prime-1 from Moody’s Investors Service, Inc. and F-1+ from Fitch Ratings. BOA’s short-term credit ratings satisfy the ratings requirements for first tier securities (“First Tier Securities”) as defined in paragraph (a)(12) of Rule 2a-7 under the 1940 Act.

The Fund’s objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value (“NAV”) per share at an amount no less than the specific level set forth in the Agreement (the “Minimum NAV Per Share”). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund’s market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a “capital contribution” is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $662 million (the “Maximum Contribution Amount”) for the Fund as of May 31, 2009. The Agreement requires the Support Provider to make a capital contribution upon the Fund’s disposition of a portfolio security that has been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a “Covered Security”) at less than its amortized cost (a “Triggering Event”). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund’s market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

12

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of May 31, 2009, the Fund included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities (ii) promptly following determinations by the board of trustees of the Fund that the Maximum Contribution Amount is insufficient to support the Fund’s Minimum NAV Per Share and that disposition of the Covered Securities is in the best interest of the Fund or (iii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider’s obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

On November 21, 2007, Axon Financial Funding LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. (“Ottimo”). The Ottimo securities were in default. The Issuer Entity LLC securities held by the Fund are covered securities under the Capital Support Agreement.

On January 11, 2008, Victoria Finance LLC (“Victoria”), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. The Victoria securities are covered securities under the Capital Support Agreement.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC (“Thornburg”) securities held by the Fund became covered securities under the Capital Support Agreement. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund received securities of Wickersham Entity LLC in a taxable exchange for securities of Thornburg Mortgage Capital Resources LLC (“Thornburg”). The Thornburg securities were in default. The Wickersham Entity LLC securities are covered securities under the Capital Support Agreement.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement.

13

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 0.309% 11/10/09	$87,971,819	$87,971,819	$39,587,318
Axon Financial Funding LLC, 0.330% 11/10/09	127,784,934	127,784,934	57,503,220
Issuer Entity LLC, 0.506% 11/10/09	45,222,150	45,222,150	11,115,604
Lehman Brothers Holdings, Inc., 1.000% 11/10/09	400,000,000	400,000,000	66,000,000
Victoria Finance LLC, 1.000% 11/10/09	79,466,334	79,466,334	38,143,840
Victoria Finance LLC, 1.000% 11/10/09	79,490,387	79,490,387	38,155,386
Victoria Finance LLC, 1.000% 11/10/09	79,497,906	79,497,906	38,158,995
Victoria Finance LLC, 1.000% 11/10/09	81,482,837	81,482,837	39,111,762
Victoria Finance LLC, 1.000% 11/10/09	161,252,239	161,252,239	77,401,075
Wickersham Entity LLC, 5.000% 11/10/09	150,319,049	150,319,049	89,469,898

At the end of the reporting period, management estimated the fair value of the Agreement to be $609,541,000.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	39,598,320,437	—
Level 3 — Significant Unobservable Inputs	428,647,100	609,541,000
Total	$40,026,967,537	$609,541,000

14

	The following table reconciles asset balances for the nine month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments*
	Balance as of August 31, 2008	$1,033,802,164	$77,400,000
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)**	(371,232,048)	532,141,000
	Net sales	(233,923,016)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of May 31, 2009	$428,647,100	$609,541,000

*Other financial instruments represent the value of the Capital Support Agreement.

**The change in unrealized losses attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $371,232,048. The change in unrealized gains attributable to the Capital Support Agreement as of May 31, 2009, which was valued using significant unobservable inputs (Level 3), amounted to $532,141,000.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2009, these securities, which are not illiquid, except for those in the following table, amounted to $8,555,786,224, which represents 21.0% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
	Axon Financial Funding LLC
	0.309% 11/10/09	04/23/07	$100,000,000
	0.330% 11/10/09	04/10/07	50,000,000
	Victoria Finance LLC
	1.000% 11/10/09	03/13/07	100,000,000
	1.000% 11/10/09	03/20/07	100,000,000
	1.000% 11/10/09	03/08/07	100,000,000
	1.000% 11/10/09	08/27/07	200,000,000
	1.000% 11/10/09	07/18/07	100,000,000
			$750,000,000

(c)	The rate shown represents the discount rate at the date of purchase.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $4,185,872,837 which represents 10.3% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

15

(f)	Security is in default and is a covered security under the Capital Support Agreement.

(g)	Security issued by a structured investment vehicle.

(h)	Security received in exchange for Security of Ottimo Funding Ltd. on November 2, 2007.

(i)	Columbia Management Advisors, LLC was informed on October 28, 2008 that noteholders have voted in favor of extending the maturity date of this security to October 29, 2009.

(j)	Security is a covered security under the Capital Support Agreement.

(k)	Security received in exchange for security of Thornburg Mortgage Capital Resources, LLC on May 14, 2008.

(l)	The rate shown represents the annualized yield at the date of purchase.

(m)	Cost for federal income tax purposes is $40,824,808,095.

(n)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$609,541,000	$(797,840,558)	$(188,299,558)

Acronym	Name

LOC	Letter of Credit

16

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.7%
CONNECTICUT — 66.3%
CT Development Authority
	Health Care Revenue
	Independent Living Program,
	Series 1990,
	LOC: HSBC Bank USA N.A.
	0.150% 07/01/15(a)	4,145,000	4,145,000
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A.
	0.620% 05/01/21(a)	1,050,000	1,050,000
	Solid Waste Program,
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.370% 08/01/23(a)	10,465,000	10,465,000
	The Energy Network, Inc.:
	Series 1998, AMT,
	LOC: Sovereign Bank FSB
	LOC: Bank of Nova Scotia
	0.420% 09/01/25(a)	5,100,000	5,100,000
	Series 2000, AMT,
	LOC: Sovereign Bank FSB
	LOC: Bank of Nova Scotia
	0.500% 01/01/30(a)	4,300,000	4,300,000
CT Greenwich
	Series 2009,
	1.000% 01/28/10	20,000,000	20,085,409
CT Health & Educational Facilities Authority
	0.300% 06/18/09(b)	3,000,000	3,000,000
	0.550% 06/10/09(b)	5,000,000	5,000,000
	Danbury Hospital,
	Series 2008 J,
	LOC: Wachovia Bank N.A.
	0.270% 07/01/36(a)	1,100,000	1,100,000
	Fairfield University,
	Series 1999 I,
	Pre-refunded 07/01/09,
	5.500% 07/01/29	5,000,000	5,068,418
	Hotchkiss School,
	Series 2000 A,
	SPA: Northern Trust Company
	0.170% 07/01/30(a)	20,960,000	20,960,000
	Series 2007 B,
	LOC: TD Banknorth N.A.
	0.200% 07/01/37(a)	6,000,000	6,000,000
	Series 2007-1884,
	LIQ FAC: Wells Fargo Bank N.A.
	0.250% 11/01/33(a)	11,065,000	11,065,000
	Trinity College,
	Series 2008 L,
	LOC: JPMorgan Chase Bank
	0.310% 07/01/34(a)	1,000,000	1,000,000
	Yale University:
	Series 2001 V-1,
	0.150% 07/01/36(b)(c)	10,000,000	10,000,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (CONTINUED)
	Series 2001 V-2,
	0.150% 07/01/36(b)(c)	10,370,000	10,370,000
	Series 2005 Y-3,
	0.150% 07/01/35(c)	3,215,000	3,215,000
	Yale-New Haven Hospital,
	Series 2008 K2,
	LOC: JPMorgan Chase Bank
	0.150% 07/01/25(a)	1,805,000	1,805,000
CT Housing Finance Authority
	CIL Realty, Inc.:
	Series 2005, AMT,
	LIQ FAC: Citibank N.A.
	0.470% 11/15/33	4,665,000	4,665,000
	Series 2007, AMT,
	SPA: Bank of New York
	0.450% 11/15/15(a)	5,965,000	5,965,000
	Series 2008 A4, AMT,
	SPA: JPMorgan Chase Bank
	0.300% 11/15/28(a)	20,000,000	20,000,000
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.250% 07/01/32(a)	3,200,000	3,200,000
CT JPMorgan Chase Putters Drivers Trust
	Series 2008 3278,
	LIQ FAC: JPMorgan Chase & Co.
	0.270% 04/15/10(a)(d)	4,330,000	4,330,000
CT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Merrill Lynch Capital Services
	1.400% 07/01/37(a)(e)	19,740,000	19,740,000
CT Regional School District No. 16
	Series 2008,
	2.000% 12/10/09	1,590,000	1,596,189
CT State
	Series 1992 B,
	6.150% 09/01/09	6,200,000	6,278,732
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.250% 06/15/14	3,130,000	3,165,554
	Series 2003 D,
	5.000% 08/01/09	6,555,000	6,598,383
	Series 2005 A-1,
	SPA: Dexia Credit Local
	1.500% 03/01/23(a)	13,375,000	13,375,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (CONTINUED)
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	5.625% 03/01/20	1,000,000	1,047,573
CONNECTICUT TOTAL			213,690,258
PUERTO RICO — 33.4%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.280% 08/01/47(a)	21,870,000	21,870,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 19A,
	LIQ FAC: Societe Generale
	0.310% 07/01/29(a)	4,745,000	4,745,000
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.460% 07/01/26(a)	6,850,000	6,850,000
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.320% 07/01/29(a)	10,080,000	10,080,000
	Series 2008:
	GTY AGMT: Citibank N.A.
	0.560% 09/03/09(a)	2,525,000	2,525,000
	LOC: Societe Generale
	0.310% 07/01/32(a)	8,160,000	8,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	0.540% 07/01/28(a)	15,640,000	15,640,000
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Pre-refunded 08/01/09,
	5.750% 08/01/13	5,000,000	5,078,594
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	2.430% 08/01/42(a)	14,325,000	14,325,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009,
	LIQ FAC: Citibank N.A.:
	0.420% 08/01/47(a)(d)	2,770,000	2,770,000
	0.420% 08/01/54(a)(d)	11,990,000	11,990,000
PR Commonwealth of Puerto Rico
	Series 2007 A-6,
	LOC: UBS Warbarg AG
	0.180% 07/01/33(a)	3,420,000	3,420,000
PUERTO RICO TOTAL			107,453,594

	Total Municipal Bonds (cost of $321,143,852)		321,143,852

3

Total Investments — 99.7% (cost of $321,143,852)(f)	$321,143,852

Other Assets & Liabilities, Net — 0.3%	860,596

Net Assets — 100.0%	$322,004,448

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1—quoted prices in active markets for identical securities

	•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•

Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 — Other Significant Observable Inputs	321,143,852	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$321,143,852	$—

4

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at May 31, 2009.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities maybe resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $19,090,000, which represents 5.9% of net assets.

(e)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)	Cost for federal income tax purposes is $321,143,852.

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 54.8%
U.S. GOVERNMENT AGENCIES — 54.8%
Federal Farm Credit Bank
	0.271% 09/03/09(a)	30,000,000	30,000,246
Federal Home Loan Bank
	0.285% 11/13/09(b)	30,000,000	29,960,812
	0.300% 11/20/09(b)	30,350,000	30,306,498
	0.310% 12/03/09(c)	20,000,000	19,998,977
	0.360% 06/29/09	24,300,000	24,293,196
	0.370% 06/22/09	15,400,000	15,396,676
	0.460% 10/05/09	50,000,000	49,919,500
	0.470% 06/22/09	50,000,000	49,986,292
	0.540% 01/29/10	35,000,000	34,998,768
	0.545% 07/28/09(b)	35,210,000	35,179,617
	0.600% 08/28/09(b)	18,900,000	18,872,280
	0.786% 11/05/10(a)	35,000,000	34,984,970
	0.846% 08/07/09(a)	25,000,000	25,000,344
	0.876% 08/05/09(a)	50,000,000	49,999,884
	0.947% 07/16/09(a)	20,000,000	20,001,164
	0.997% 01/08/10(a)	25,000,000	25,005,334
	1.051% 06/01/09	15,000,000	15,000,000
	5.000% 09/18/09	16,515,000	16,743,290
	5.125% 08/05/09	15,000,000	15,119,491
	5.250% 06/12/09	22,000,000	22,033,332
Federal Home Loan Mortgage Corp.
	0.246% 09/28/09(a)	20,000,000	19,998,060
	0.289% 09/21/09(a)	15,000,000	15,003,304
	0.320% 10/08/09(a)	70,000,000	69,997,237
	0.380% 07/13/09(b)	50,000,000	49,977,833
	0.450% 06/01/09(b)	12,000,000	12,000,000
	0.470% 07/20/09(b)	58,000,000	57,962,896
	0.480% 06/25/09(b)	70,000,000	69,977,600
	0.610% 09/14/09(b)	25,000,000	24,955,521
	0.888% 02/01/11(a)	35,000,000	35,000,000
	1.200% 06/01/09(b)	43,825,000	43,825,000
	1.211% 04/07/11(a)	63,650,000	63,678,702
	1.354% 03/09/11(a)	35,000,000	35,124,939
Federal National Mortgage Association
	0.230% 08/05/09(b)	11,850,000	11,845,079
	0.240% 08/10/09(b)	32,000,000	31,985,067
	0.913% 07/28/09(a)	50,000,000	49,997,720

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (CONTINUED)
1.052% 01/21/10(a)	15,000,000	15,000,000
U.S. GOVERNMENT AGENCIES TOTAL		1,169,129,629

Total Government & Agency Obligations (cost of $1,169,129,629)		1,169,129,629

Repurchase Agreements — 46.1%
Repurchase agreement with Barclays Capital, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/39, market value $297,840,001 (repurchase proceeds $292,004,380)	292,000,000	292,000,000
Repurchase agreement with BNP Paribas, dated 05/29/09, due 06/01/09 at 0.270%, collateralized by U.S. Corporate Bonds with various maturities to 03/27/12, market value $118,999,660 (repurchase proceeds $101,002,273)	101,000,000	101,000,000
Repurchase agreement with Deutsche Bank Securities, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 01/06/10, market value $31,078,681 (repurchase proceeds $30,469,432)	30,469,000	30,469,000
Repurchase agreement with Deutsche Bank Securities, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/47, market value $76,500,001 (repurchase proceeds $75,001,125)	75,000,000	75,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/29/09, due 06/01/09 at 0.320%, collateralized by U.S. Corporate Bonds with various maturities to 06/22/12, market value $104,030,000 (repurchase proceeds $101,002,693)	101,000,000	101,000,000
Repurchase agreement with UBS Warburg AG, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/39, market value $204,004,238 (repurchase proceeds $200,003,000)	200,000,000	200,000,000
Repurchase agreement with UBS Warburg AG, dated 05/29/09, due 07/14/09 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/37, market value $71,402,654 (repurchase proceeds $70,001,342)	70,000,000	70,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with UBS Warburg AG, dated 05/29/09, due 08/13/09 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/39, market value $117,303,309 (repurchase proceeds $115,002,396)	115,000,000	115,000,000

	Total Repurchase Agreements (cost of $984,469,000)		984,469,000

	Total Investments — 100.9% (cost of $2,153,598,629)(d)		2,153,598,629

	Other Assets & Liabilities, Net — (0.9)%		(19,190,812)

	Net Assets — 100.0%		2,134,407,817

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

3

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities

	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$—	$—
	Level 2 — Other Significant Observable Inputs	2,153,598,629	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$2,153,598,629	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $19,998,977 which represents 0.9% of net assets.

(d)	Cost for federal income tax purposes is $2,153,598,629.

4

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 100.7%
U.S. GOVERNMENT AGENCIES — 96.6%
Federal Farm Credit Bank
	0.271% 09/03/09(a)	44,000,000	44,000,698
Federal Home Loan Bank
	0.080% 06/01/09(b)	199,664,000	199,664,000
	0.100% 06/01/09(b)	1,097,387,000	1,097,387,000
	0.100% 06/04/09(b)	100,000,000	99,999,167
	0.100% 06/05/09(b)	87,400,000	87,399,029
	0.110% 06/25/09(b)	162,175,000	162,163,107
	0.120% 06/01/09(b)	123,083,000	123,083,000
	0.120% 06/15/09(b)	145,419,000	145,412,214
	0.120% 06/16/09(b)	59,000,000	58,997,050
	0.120% 06/19/09(b)	198,500,000	198,488,090
	0.130% 06/01/09(b)	152,478,000	152,478,000
	0.130% 06/05/09(b)	24,650,000	24,649,644
	0.130% 06/23/09(b)	325,000,000	324,974,180
	0.130% 06/24/09(b)	349,495,000	349,465,972
	0.130% 07/08/09(b)	160,900,000	160,878,502
	0.140% 06/15/09(b)	250,000,000	249,986,389
	0.140% 07/06/09(b)	504,000,000	503,931,400
	0.150% 06/23/09(b)	186,000,000	185,982,950
	0.150% 06/25/09(b)	70,000,000	69,993,000
	0.150% 06/26/09(b)	500,000,000	499,947,917
	0.150% 07/01/09(b)	67,681,000	67,672,540
	0.160% 06/05/09(b)	260,000,000	259,995,378
	0.160% 06/10/09(b)	150,000,000	149,994,000
	0.160% 07/17/09(b)	75,000,000	74,984,667
	0.160% 07/22/09(b)	499,090,000	498,976,873
	0.160% 07/24/09(b)	754,917,000	754,739,175
	0.160% 07/27/09(b)	300,000,000	299,925,333
	0.160% 07/28/09(b)	200,000,000	199,949,333
	0.160% 07/29/09(b)	70,000,000	69,981,955
	0.160% 07/31/09(b)	177,443,000	177,395,682
	0.160% 08/03/09(b)	345,990,000	345,893,123
	0.170% 06/03/09(b)	300,000,000	299,997,167
	0.170% 06/05/09(b)	100,000,000	99,998,111
	0.170% 06/09/09(b)	116,000,000	115,995,618
	0.170% 06/12/09(b)	159,156,000	159,147,733
	0.170% 06/26/09(b)	40,000,000	39,995,278
	0.170% 07/15/09(b)	250,000,000	249,948,056
	0.170% 07/17/09(b)	250,000,000	249,945,694

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (CONTINUED)
0.170% 07/22/09(b)	142,000,000	141,965,802
0.170% 07/31/09(b)	259,575,000	259,501,454
0.170% 08/05/09(b)	90,000,000	89,972,375
0.175% 06/10/09(b)	77,900,000	77,896,592
0.175% 07/27/09(b)	111,100,000	111,069,756
0.180% 06/10/09(b)	250,000,000	249,988,750
0.180% 06/12/09(b)	162,653,000	162,644,054
0.180% 06/16/09(b)	100,000,000	99,992,500
0.180% 07/08/09(b)	150,000,000	149,972,250
0.180% 07/10/09(b)	382,605,000	382,530,392
0.180% 07/15/09(b)	100,000,000	99,978,000
0.180% 07/17/09(b)	396,550,000	396,458,793
0.180% 07/20/09(b)	299,500,000	299,426,622
0.180% 07/27/09(b)	250,000,000	249,930,000
0.180% 07/29/09(b)	100,000,000	99,971,000
0.180% 07/31/09(b)	306,000,000	305,908,200
0.180% 08/03/09(b)	100,000,000	99,968,500
0.185% 07/15/09(b)	225,000,000	224,949,125
0.190% 07/15/09(b)	371,580,000	371,493,711
0.190% 07/27/09(b)	200,000,000	199,940,889
0.190% 08/07/09(b)	148,550,000	148,497,471
0.190% 08/19/09(b)	146,000,000	145,939,126
0.190% 08/26/09(b)	150,000,000	149,931,917
0.190% 08/28/09(b)	647,005,000	646,704,502
0.200% 07/06/09(b)	67,500,000	67,486,875
0.200% 07/15/09(b)	65,760,000	65,743,925
0.200% 08/03/09(b)	474,300,000	474,133,995
0.200% 08/12/09(b)	205,000,000	204,918,000
0.200% 08/14/09(b)	100,000,000	99,958,889
0.200% 09/02/09(b)	49,273,000	49,247,542
0.200% 09/10/09(b)	126,515,000	126,444,011
0.210% 07/10/09(b)	181,000,000	180,958,822
0.210% 08/11/09(b)	200,000,000	199,917,167
0.210% 08/14/09(b)	150,000,000	149,935,250
0.220% 07/08/09(b)	37,000,000	36,991,634
0.220% 07/10/09(b)	424,227,000	424,125,893
0.220% 08/10/09(b)	250,000,000	249,893,056
0.230% 06/03/09(b)	141,000,000	140,998,198
0.230% 06/19/09(b)	150,000,000	149,982,750
0.230% 08/07/09(b)	229,000,000	228,901,975

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (CONTINUED)
0.236% 12/28/09(a)	165,000,000	164,956,656
0.240% 06/17/09(b)	150,000,000	149,984,000
0.240% 06/18/09(b)	250,000,000	249,971,667
0.250% 07/06/09(b)	115,000,000	114,972,049
0.250% 07/08/09(b)	225,000,000	224,942,187
0.250% 09/03/09(b)	159,420,000	159,315,934
0.260% 07/06/09(b)	184,100,000	184,053,464
0.270% 06/22/09(b)	418,000,000	417,934,165
0.270% 07/06/09(b)	198,100,000	198,047,999
0.270% 07/10/09(b)	50,000,000	49,985,375
0.275% 09/18/09(a)	97,000,000	96,999,404
0.289% 09/14/09(a)	150,000,000	149,997,880
0.310% 08/27/09(b)	240,000,000	239,820,200
0.310% 12/03/09	200,000,000	199,989,766
0.320% 06/08/09(b)	200,000,000	199,987,555
0.320% 06/09/09(b)	317,000,000	316,977,458
0.320% 06/10/09(b)	50,000,000	49,996,000
0.330% 06/09/09(b)	200,000,000	199,985,333
0.330% 06/16/09(b)	175,000,000	174,975,937
0.330% 06/18/09(b)	349,700,000	349,645,505
0.330% 10/21/09(b)	215,267,000	214,986,794
0.364% 09/04/09(a)	220,000,000	220,000,000
0.370% 06/22/09(b)	90,000,000	89,980,575
0.370% 08/31/09(b)	85,516,000	85,436,019
0.390% 07/21/09(b)	22,525,000	22,512,799
0.400% 07/21/09(b)	20,000,000	19,988,889
0.410% 07/21/09(b)	11,025,000	11,018,722
0.420% 06/01/09(b)	172,500,000	172,500,000
0.450% 07/13/09(b)	191,200,000	191,099,620
0.460%10/05/09(b)	297,000,000	296,521,830
0.476% 11/23/09(a)	250,000,000	250,040,136
0.500% 07/02/09(b)	17,850,000	17,842,315
0.500% 07/15/09(b)	150,000,000	149,908,333
0.500% 01/26/10(b)	50,000,000	49,834,028
0.520% 07/17/09(b)	210,000,000	209,860,467
0.540% 07/28/09(b)	250,000,000	249,786,250
0.540% 01/29/10	130,000,000	129,995,424
0.570% 07/20/09(b)	257,488,000	257,288,232
0.585% 08/28/09(b)	247,750,000	247,395,717
0.786% 11/05/10(a)(c)	510,000,000	509,780,989
0.846% 08/07/09(a)	150,000,000	150,002,064

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (CONTINUED)
0.876% 08/05/09(a)	1,176,000,000	1,176,028,644
0.947% 07/16/09(a)	180,000,000	180,010,472
0.964% 07/10/09(a)	280,000,000	280,000,000
0.964% 07/14/09(a)	75,000,000	75,001,863
0.974% 07/09/09(a)	150,000,000	150,017,222
0.974% 07/10/09(a)	475,000,000	474,997,629
0.979% 01/11/10(a)	140,000,000	140,062,458
0.997% 01/08/10(a)	150,000,000	150,032,007
1.113% 06/11/09(a)	50,000,000	50,000,965
1.126% 10/05/09(a)	330,000,000	330,000,000
1.133% 12/11/09(a)	47,000,000	47,000,000
1.140% 12/15/09(a)	100,000,000	99,987,034
3.125% 06/19/09	159,770,000	159,991,144
U.S. GOVERNMENT AGENCIES TOTAL		27,619,133,963
U.S. GOVERNMENT OBLIGATIONS — 4.1%
U.S. Treasury Bill
0.130% 06/25/09(d)	300,000,000	299,974,000
0.135% 06/25/09(d)	400,000,000	399,964,000
0.290% 11/27/09(d)	270,000,000	269,610,675
0.295% 11/27/09(d)	200,000,000	199,706,639
TOTAL U.S. GOVERNMENT OBLIGATIONS		1,169,255,314

Total Government & Agency Obligations (cost of $28,788,389,277)		28,788,389,277

Total Investments — 100.7% (cost of $28,788,389,277) (e)		28,788,389,277

Other Assets & Liabilities, Net — (0.7)%		(199,594,616)

Net Assets — 100.0%		28,588,794,661

4

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities

	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$—	$—
	Level 2 — Other Significant Observable Inputs	28,788,389,277	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$28,788,389,277	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $509,780,989, which represents 1.8% of net assets.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $28,788,389,277.

5

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 92.5%
LOUISIANA — 0.8%
LA Parish of St. Charles
	Shell Oil Co.,
	Series 1992 B,
	0.150% 10/01/22(a)	3,810,000	3,810,000
LOUISIANA TOTAL			3,810,000
MASSACHUSETTS — 88.7%
MA Bay Transportation Authority
	0.400% 06/17/09	8,500,000	8,500,000
	Series 2000,
	SPA: Dexia Credit Local
	1.000% 03/01/30(b)	9,800,000	9,800,000
	Series 2009,
	LIQ FAC: Citigroup Financial Products
	0.480% 07/01/34(b)(c)	3,400,000	3,400,000
MA Deutsche Bank Spears/Lifers Trust
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.280% 05/01/39(b)	3,610,000	3,610,000
	LIQ FAC: Deutsche Bank AG
	0.280% 01/01/42(b)	4,218,000	4,218,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.340% 09/01/38(b)	9,900,000	9,900,000
	Avalon Action, Inc.,
	Series 2006, AMT,
	LIQ FAC: FNMA
	0.480% 07/15/40(b)	5,000,000	5,000,000
	Boston University,
	Series 2008:
	LOC: Bank of Nova Scotia
	0.180% 10/01/40(b)	10,000,000	10,000,000
	LOC: BNP Paribas
	0.180% 10/01/40(b)	5,555,000	5,555,000
	Cardinal Cushing Centers, Inc.,
	Series 2003,
	LOC: Sovereign Bank FSB,
	LOC: Banco Santander
	0.350% 02/01/33(b)	6,535,000	6,535,000
	Harvard University,
	Series 2003,
	0.150% 07/15/33(a)(d)	6,435,000	6,435,000
	Seashore Point Deaconess,
	Series 2007,
	LOC: Sovereign Bank FSB,
	LOC: Banco Santander
	0.240% 06/01/37(b)	6,000,000	6,000,000
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.650% 01/01/36(b)	9,120,000	9,120,000
	Simmons College,
	Series 2006 G,
	LOC: TD Banknorth N.A.

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (CONTINUED)
	0.150% 10/01/35(b)	4,800,000	4,800,000
	The Belmont Day School, Inc.,
	Series 2001,
	LOC: Sovereign Bank FSB,
	LOC: PNC Bank N.A.
	0.450% 07/01/31(b)	3,800,000	3,800,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.370% 04/01/38(b)	11,600,000	11,600,000
MA Federal Highway Grant Anticipation Notes
	Series 2000 A:
	5.500% 12/15/09	1,000,000	1,024,111
	5.750% 06/15/09	10,000,000	10,012,663
MA Health & Educational Facilities Authority
	Boston University,
	Series 1985,
	LOC: State Street Bank & Trust Co.
	0.150% 12/01/29(b)	7,600,000	7,600,000
	Dana-Farber Cancer Institution,
	Series 2008 L-1,
	LOC: JPMorgan Chase Bank
	0.230% 12/01/46(b)	17,300,000	17,300,000
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Banknorth N.A.
	0.350% 07/01/38(b)	10,000,000	10,000,000
	Harvard University,
	Series 1999 R,
	0.150% 11/01/49(a)	3,980,000	3,980,000
	Henry Heywood Memorial Hospital,
	Series 2009 C,
	LOC: TD Banknorth N.A.
	0.220% 07/01/38(b)	4,000,000	4,000,000
	Partners Healthcare Systems, Inc.:
	Series 2003 D-4,
	SPA: Citibank N.A.
	0.180% 07/01/38(b)	11,030,000	11,030,000
	Series 2005 F-3,
	SPA: Citibank N.A.
	0.180% 07/01/40(b)	2,420,000	2,420,000
	Putters,
	Series 2006,
	Insured: BHAC,
	LIQ FAC: JPMorgan Chase Bank
	0.470% 10/01/12(b)	170,000	170,000
	Series 2000 BB,
	0.100% 02/01/34(a)	1,500,000	1,500,000
MA Housing Finance Agency
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.470% 12/01/49(b)(c)	11,765,000	11,765,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (CONTINUED)
MA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 07/01/10(c)	7,100,000	7,100,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	Insured : FSA,
	SPA: Merrill Lynch International Bank
	0.800% 07/01/18(b)(e)	9,860,000	9,860,000
	Series 2007,
	LIQ FAC: Dexia Credit Local
	2.410% 07/01/30(b)	22,915,000	22,915,000
	Series 2008, AMT,
	LIQ FAC: FHLMC:
	0.650% 11/01/37(b)	21,955,000	21,955,000
	0.670% 05/01/55(b)	10,780,000	10,780,000
MA School Building
	0.320% 06/08/09	5,000,000	5,000,000
MA State
	Series 2000 B,
	SPA: State Street Bank & Trust Co.
	0.180% 12/01/30	34,825,000	34,825,000
	Series 2005 A,
	SPA: Citibank N.A.
	0.400% 02/01/28(b)	4,535,000	4,535,000
	Series 2006,
	5.000% 07/01/09	20,000,000	20,052,727
	Series 2007,
	LOC: Dexia Credit Local
	2.420% 01/01/34(b)	4,840,000	4,840,000
	Series 2008 A,
	LOC: Societe Generale:
	0.340% 05/01/37(b)	8,500,000	8,500,000
	0.340% 08/01/37(b)	7,625,000	7,625,000
MA Turnpike Authority
	Series 2008 A,
	LOC: Societe Generale
	0.330% 01/01/29(b)	16,670,000	16,670,000
MA University of Massachusetts Building Authority
	Series 2008-1,
	LOC: Lloyds TSB Bank PLC
	0.200% 05/01/38(b)	8,930,000	8,930,000
MA Water Pollution Abatement
	Series 1999 A,
	Pre-refunded 08/01/09,
	5.750% 08/01/29	2,355,000	2,395,901
MA Water Resources Authority
	Series 2008 F,
	SPA: Bank of Nova Scotia
	0.180% 08/01/29(b)	18,400,000	18,400,000
	Series 2008:
	LOC: Dexia Credit Local

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (CONTINUED)
	2.420% 08/01/25(b)	2,995,000	2,995,000
	SPA: JPMorgan Chase Bank
	0.330% 08/01/37(b)	14,250,000	14,250,000
MASSACHUSETTS TOTAL			410,703,402
PUERTO RICO — 3.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 19A,
	LIQ FAC: Societe Generale
	0.310% 07/01/29(b)	3,910,000	3,910,000
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.460% 07/01/26(b)	5,000,000	5,000,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	0.540% 07/01/28(b)	2,345,000	2,345,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.420% 08/01/47(b)(c)	2,715,000	2,715,000
PUERTO RICO TOTAL			13,970,000
	Total Municipal Bonds (cost of $428,483,402)		428,483,402
Commercial Paper — 7.2%
MASSACHUSETTS — 7.2%
MA Development Finance Agency
	1.760% 07/21/09	9,630,000	9,630,000
MA State
	0.400% 06/11/09	5,000,000	5,000,000
	0.450% 06/11/09(d)	13,000,000	13,000,000
	0.550% 06/05/09	5,500,000	5,500,000
MASSACHUSETTS TOTAL			33,130,000

	Total Commercial Paper (cost of $33,130,000)		33,130,000

	Total Investments — 99.7% (cost of $461,613,402)(f)		461,613,402

	Other Assets & Liabilities, Net — 0.3%		1,402,780

	Net Assets — 100.0%		463,016,182

4

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities

	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$—	$—
	Level 2 — Other Significant Observable Inputs	461,613,402	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$461,613,402	$—

5

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate shown reflects the rate at May 31, 2009.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $24,980,000, which represents 5.4% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(e)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)	Cost for federal income tax purposes is $461,613,402.

Acronym	Name

AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Money Market Reserves

		Par ($)	Value ($)*
Commercial Paper — 45.6%
Amsterdam Funding Corp.
	0.320% 06/15/09(a)(b)	33,000,000	32,995,893
	0.350% 06/01/09(a)(b)	15,000,000	15,000,000
	0.350% 06/11/09(a)(b)	147,000,000	146,985,708
	0.350% 06/16/09(a)(b)	50,000,000	49,992,708
	0.360% 06/17/09(a)(b)	200,000,000	199,968,000
Atlantic Asset Securitization LLC
	0.300% 06/08/09(a)(b)	11,000,000	10,999,358
	0.300% 06/15/09(a)(b)	96,000,000	95,988,800
Barton Capital Corp.
	0.430% 07/20/09(a)(b)	145,183,000	145,098,028
	0.430% 07/24/09(a)(b)	55,824,000	55,788,660
	0.480% 07/06/09(a)(b)	199,573,000	199,479,866
	0.650% 06/02/09(a)(b)	85,000,000	84,998,465
	0.650% 06/03/09(b)	30,051,000	30,049,915
	0.650% 06/04/09(a)(b)	72,051,000	72,047,097
	0.660% 06/03/09(b)	35,061,000	35,059,714
BASF SE
	0.350% 08/12/09(a)(b)	199,000,000	198,860,700
	0.430% 07/30/09(a)(b)	32,000,000	31,977,449
	0.450% 07/20/09(a)(b)	47,000,000	46,971,212
CBA Delaware Finance, Inc.
	0.575% 07/08/09(b)	25,000,000	24,985,226
	0.790% 06/09/09(b)	156,500,000	156,472,526
	0.790% 06/16/09(b)	47,000,000	46,984,529
	0.800% 06/04/09(b)	61,325,000	61,320,912
Coca-Cola Co.
	0.300% 06/22/09(a)(b)	50,000,000	49,991,250
Edison Asset Securitization LLC
	0.300% 06/08/09(a)(b)	97,000,000	96,994,342
Fairway Finance LLC
	0.300% 06/10/09(a)(b)	50,000,000	49,996,250
	0.370% 07/10/09(a)(b)	40,000,000	39,983,967
	0.400% 07/01/09(a)(b)	11,174,000	11,170,275
	0.400% 07/07/09(a)(b)	14,000,000	13,994,400
	0.420% 08/12/09(a)(b)	12,254,000	12,243,707
	0.430% 08/03/09(b)	18,750,000	18,735,891
	0.440% 08/10/09(a)(b)	31,998,000	31,970,624
	0.450% 07/13/09(a)(b)	47,000,000	46,975,325
	0.450% 08/03/09(b)	10,000,000	9,992,125
	0.450% 08/04/09(a)(b)	20,000,000	19,984,000

1

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.650% 06/01/09(a)	50,000,000	50,000,000
	0.650% 06/02/09(a)(b)	30,000,000	29,999,458
Falcon Asset Securitization Co. LLC
	0.550% 06/04/09(a)(b)	40,000,000	39,998,167
Gemini Securitization Corp. LLC
	0.320% 06/05/09(b)	17,000,000	16,999,396
	0.320% 06/10/09(a)(b)	28,093,000	28,090,753
	0.320% 06/11/09(b)	45,000,000	44,996,000
	0.320% 06/15/09(a)(b)	44,000,000	43,994,524
	0.330% 06/03/09(a)(b)	50,015,000	50,014,083
	0.330% 06/05/09(b)	65,000,000	64,997,617
	0.330% 06/08/09(a)(b)	60,000,000	59,996,150
	0.330% 06/09/09(a)(b)	50,000,000	49,996,333
	0.330% 06/11/09(c)	65,000,000	64,994,042
General Electric Capital Corp. FDIC Guaranteed - Temporary Liquidity Guarantee Program
	0.700% 06/26/09(b)	290,000,000	289,859,028
General Electric Co.
	0.340% 06/26/09	141,000,000	140,966,708
	0.370% 06/26/09	183,000,000	182,952,979
Gotham Funding Corp.
	0.360% 08/25/09(a)(b)	16,000,000	15,986,400
	0.370% 08/24/09(a)(b)	4,500,000	4,496,115
	0.450% 08/14/09(a)(b)	35,500,000	35,467,162
	0.490% 08/06/09(a)(b)	45,000,000	44,959,575
	0.500% 08/03/09(a)(b)	9,000,000	8,992,125
	0.520% 07/20/09(a)(b)	15,500,000	15,489,029
	0.770% 06/10/09(a)(b)	41,000,000	40,992,107
	0.780% 06/08/09(a)(b)	55,000,000	54,991,658
ING US Funding LLC
	0.420% 07/21/09(b)	94,000,000	93,945,167
	0.500% 08/14/09(b)	50,000,000	49,948,611
	0.570% 08/10/09(b)	50,000,000	49,944,583
	0.570% 08/12/09(b)	60,000,000	59,931,600
	0.590% 08/06/09(b)	27,175,000	27,145,606
	0.610% 08/03/09(b)	505,000,000	504,460,912
	0.630% 08/04/09(b)	20,000,000	19,977,600
Liberty Street Funding LLC
	0.400% 08/12/09(a)(b)	11,000,000	10,991,200
	0.420% 08/10/09(a)(b)	80,000,000	79,934,667
	0.420% 08/11/09(a)(b)	35,000,000	34,971,008

2

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.450% 07/07/09(a)(b)	15,000,000	14,993,250
	0.450% 07/13/09(a)(b)	12,600,000	12,593,385
	0.450% 08/05/09(a)(b)	11,000,000	10,991,063
Lloyds TSB Bank PLC
	1.170% 06/25/09(b)	50,000,000	49,961,000
LMA Americas LLC
	0.300% 06/22/09(a)(b)	28,000,000	27,995,100
	0.350% 06/15/09(a)(b)	60,000,000	59,991,833
	0.350% 06/17/09(a)(b)	31,800,000	31,795,053
	0.350% 06/18/09(a)(b)	30,000,000	29,995,042
National Australia Funding Delaware, Inc.
	0.440% 06/23/09(a)(b)	450,000,000	449,879,000
	0.560% 07/09/09(a)(b)	153,000,000	152,909,560
Nordea North America, Inc.
	0.570% 07/20/09	95,000,000	94,926,296
	0.660% 06/12/09	84,000,000	83,983,060
	0.800% 06/08/09	161,000,000	160,974,956
	0.800% 06/09/09	125,000,000	124,977,778
Old Line Funding LLC
	0.280% 06/15/09(a)(b)	15,000,000	14,998,367
	0.650% 06/02/09(a)(b)	52,358,000	52,357,055
	0.650% 06/10/09(a)(b)	35,000,000	34,994,313
Park Avenue Receivables Corp.
	0.550% 06/04/09(a)(b)	50,000,000	49,997,708
Santander Central Hispano Finance Delaware, Inc.
	0.850% 07/07/09(b)	52,000,000	51,955,800
	0.850% 07/08/09(b)	43,000,000	42,962,435
	0.900% 06/05/09(b)	104,000,000	103,989,600
	0.950% 07/02/09(b)	76,000,000	75,937,828
	0.950% 07/06/09(b)	91,500,000	91,415,490
	1.000% 06/18/09(b)	75,000,000	74,964,583
Sheffield Receivables Corp.
	0.300% 08/03/09(b)	33,500,000	33,482,413
	0.350% 07/14/09(a)(b)	20,000,000	19,991,639
	0.400% 07/06/09(a)(b)	65,000,000	64,974,722
	0.400% 07/07/09(a)(b)	100,000,000	99,960,000
	0.400% 08/10/09(a)(b)	17,750,000	17,736,194
	0.400% 08/11/09(a)(b)	75,000,000	74,940,833
	0.450% 08/03/09(b)	60,000,000	59,952,750
	0.450% 08/05/09(a)(b)	32,000,000	31,974,000
	0.450% 08/06/09(a)(b)	31,000,000	30,974,425
	0.620% 06/02/09(a)(b)	25,000,000	24,999,569

3

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.620% 06/03/09(a)(b)	40,000,000	39,998,622
	0.620% 06/08/09(b)	31,000,000	30,996,263
	0.650% 06/08/09(b)	60,000,000	59,992,417
Societe Generale North America, Inc.
	0.930% 06/05/09	100,000,000	99,989,667
	1.000% 06/12/09	266,500,000	266,418,569
Thames Asset Global Securitization, Inc.
	0.350% 06/10/09(a)(b)	20,000,000	19,998,250
	0.350% 06/12/09(a)(b)	13,959,000	13,957,507
	0.400% 06/08/09(a)(b)	132,853,000	132,842,667
Thunder Bay Funding LLC
	0.270% 06/15/09(a)(b)	15,000,000	14,998,425
Toyota Motor Credit Corp.
	1.900% 08/03/09(b)	280,000,000	279,069,000
Tulip Funding Corp.
	0.350% 06/08/09(a)(b)	77,512,000	77,506,725
Variable Funding Capital Co. LLC
	0.370% 08/12/09(a)(b)	50,000,000	49,963,000
	0.380% 08/17/09(a)(b)	39,000,000	38,968,302
	0.400% 08/03/09(a)(b)	82,000,000	81,942,600
	0.400% 08/04/09(a)(b)	38,000,000	37,972,978
Westpac Banking Corp.
	0.510% 07/22/09(a)(b)	200,000,000	199,855,500
	0.660% 06/15/09(a)(b)	150,000,000	149,961,500
Windmill Funding Corp.
	0.350% 06/15/09(a)(b)	54,000,000	53,992,650

	Total Commercial Paper (cost of $8,461,488,027)		8,461,488,027

Certificates of Deposit — 38.5%
Australia & New Zealand Banking Group Ltd.
	0.700% 06/17/09	20,000,000	20,000,089
Banco Bilbao Vizcaya Argentina/NY
	0.405% 08/18/09	200,000,000	200,000,000
	0.405% 08/31/09	121,000,000	121,001,528
	0.550% 08/07/09	85,000,000	85,016,821
	0.705% 07/17/09	65,000,000	65,000,415
	0.960% 07/08/09	62,000,000	62,000,000
	0.965% 06/09/09	144,000,000	144,000,160
Bank of Montreal
	0.600% 07/07/09	155,000,000	155,000,000

4

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Bank of Nova Scotia
	0.600% 07/22/09	80,000,000	80,000,000
	0.680% 06/09/09	100,000,000	100,000,000
	0.700% 06/10/09	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi Ltd. NY
	0.830% 08/10/09	537,000,000	537,000,000
Barclays Bank PLC
	0.450% 08/31/09	188,000,000	188,000,000
	1.375% 06/09/09	217,500,000	217,500,000
BNP Paribas
	0.650% 09/08/09	54,500,000	54,500,000
	0.750% 11/13/09	177,000,000	177,000,000
	1.020% 07/27/09	50,000,000	50,000,000
	1.120% 07/20/09	300,000,000	300,000,000
Citibank
	0.190% 06/01/09	338,526,000	338,526,000
Credit Agricole SA
	0.520% 09/18/09	112,000,000	112,000,000
	0.800% 07/17/09	366,000,000	366,000,000
	0.900% 07/08/09	90,000,000	90,000,000
	1.000% 06/04/09	196,000,000	196,000,000
	1.000% 06/12/09	41,000,000	40,999,750
	1.000% 06/15/09	135,000,000	135,000,000
Deutsche Bank AG
	0.410% 08/13/09	385,000,000	385,000,000
	1.049% 07/30/09(c)	7,000,000	7,004,990
HSBC Bank PLC
	1.000% 06/16/09	135,000,000	135,000,000
	1.050% 06/12/09	22,000,000	22,000,000
Lloyds TSB Bank PLC/New York NY
	1.030% 07/20/09	100,000,000	100,000,000
	1.050% 07/14/09	2,000,000	2,000,000
	1.070% 07/14/09	390,750,000	390,750,000
Mizuho Corporate Bank/NY
	0.350% 06/05/09	25,000,000	25,000,083
	0.630% 07/08/09	154,000,000	154,000,000
National Australia Bank Ltd.
	0.610% 07/14/09	100,000,000	100,000,000
	0.680% 11/16/09	55,000,000	55,000,000
National Australia Bank/New York
	0.450% 07/23/09	50,000,000	50,000,000

5

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Royal Bank of Scotland PLC/NY
	0.330% 07/02/09	72,500,000	72,500,000
Societe Generale NY
	0.650% 09/09/09	73,000,000	73,000,000
	0.820% 07/06/09	80,000,000	80,000,000
	1.000% 08/12/09	170,000,000	170,000,000
Sumitomo Mitsui Banking Corp./New York
	0.400% 09/01/09	45,000,000	45,000,000
	0.450% 08/31/09	63,500,000	63,500,000
	0.650% 08/14/09	118,300,000	118,304,155
	0.930% 07/14/09	100,000,000	100,000,000
	0.950% 07/08/09	98,500,000	98,500,000
	0.950% 07/13/09	80,000,000	80,000,000
	1.000% 06/09/09	25,000,000	25,000,000
	1.000% 06/12/09	30,000,000	30,000,000
U.S. Bank N.A./Minneapolis MN
	0.700% 06/03/09	101,000,000	101,000,000
UBS AG/Stamford Branch
	0.330% 07/02/09	36,000,000	36,000,000
	0.380% 06/12/09	220,000,000	220,000,000
	0.530% 06/05/09	418,000,000	418,000,000

	Total Certificates of Deposit (cost of $7,141,103,991)		7,141,103,991

Government & Agency Obligations — 10.7%
U.S. GOVERNMENT AGENCIES — 7.9%
Federal Home Loan Bank
	0.450% 06/29/09(c)	24,000,000	23,991,600
	0.450% 07/13/09(c)	62,000,000	61,967,450
	0.510% 01/12/10(c)	85,000,000	84,729,062
	0.570% 07/20/09(c)	40,000,000	39,968,967
	0.786% 11/05/10(c)(d)	105,000,000	104,954,910
	0.849% 10/29/10(c)(d)	53,000,000	52,995,382
	2.560% 08/04/09(c)	29,000,000	29,099,296
	5.125% 08/05/09(c)	30,000,000	30,238,982
Federal Home Loan Mortgage Corp.
	0.350% 07/06/09(c)	60,000,000	59,979,583
	0.350% 07/15/09(c)	30,000,000	29,987,167
	0.370% 07/15/09(c)	28,000,000	27,987,338
	0.582% 08/24/09(c)	58,000,000	57,921,236
	0.600% 09/14/09(c)	32,000,000	31,944,000
	0.610% 09/14/09(c)	160,000,000	159,715,333
	0.888% 02/01/11(c)(d)	98,000,000	98,000,000

6

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
	1.211% 04/07/11(c)(d)	221,000,000	221,099,657
Federal National Mortgage Association
	0.420% 12/31/09(c)	94,000,000	93,766,410
	0.430% 06/23/09(c)	147,000,000	146,961,372
	0.570% 09/02/09(c)	47,000,000	46,930,792
	0.580% 08/26/09(c)	71,000,000	70,901,626
U.S. GOVERNMENT AGENCIES TOTAL			1,473,140,163
U.S. GOVERNMENT OBLIGATIONS — 2.8%
U.S. Treasury Bill
	0.285% 12/17/09(c)	112,000,000	111,823,553
	0.310% 07/23/09(c)	124,000,000	123,944,476
	0.370% 10/01/09(c)	111,000,000	110,860,818
	0.420% 10/08/09(c)	111,000,000	110,832,945
	4.875% 08/15/09(c)	61,000,000	61,572,539
U.S. GOVERNMENT OBLIGATIONS TOTAL			519,034,331

	Total Government & Agency Obligations (cost of $1,992,174,494)		1,992,174,494

Corporate Bonds — 0.6%
Axon Financial Funding LLC
	0.330% 11/10/09 (a)(d)(e)(f)(g) (amortized cost of $85,189,956)	85,189,956	38,335,480
	0.340% 11/10/09 (a)(d)(e)(f)(g) (amortized cost of $42,700,230)	42,700,230	19,215,103
	1.156% 11/10/09 (a)(d)(e)(f)(g) (amortized cost of $117,487,295)	117,487,295	52,869,283

	Total Corporate Bonds (cost of $245,377,481)		110,419,866

Repurchase Agreements — 4.1%
	Repurchase agreement with Barclays Capital, dated 05/29/09, due 06/01/09 at 0.470%, collateralized by corporate bonds with various maturities to 04/01/19, market value $321,000,000 (repurchase proceeds $300,011,750)	300,000,000	300,000,000

7

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with BNP Paribas, dated 05/29/09, due 06/01/09 at 0.420%, collateralized by a corporate bond maturing 06/22/09, market value $105,000,000 (repurchase proceeds $100,003,500)	100,000,000	100,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 04/19/27, market value $51,000,013 (repurchase proceeds $50,000,708)	50,000,000	50,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/29/09, due 06/01/09 at 0.420%, collateralized by corporate bonds with various maturities to 05/15/43, market value $210,000,000 (repurchase proceeds $200,007,000)	200,000,000	200,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/29/09, due 06/01/09 at 0.170%, collateralized by a U.S. Government Agency obligation maturing 05/15/39, market value $102,000,000 (repurchase proceeds $100,001,417)	100,000,000	100,000,000

	Total Repurchase Agreements (cost of $750,000,000)		750,000,000
Other — 0.7%
	Capital Support Agreement with Affiliate	—	134,957,615

	Total Other		134,957,615

	Total Investments — 100.2% (cost of $18,590,143,993)(h)		18,590,143,993

	Other Assets & Liabilities, Net — (0.2)%		(37,726,617)

	Net Assets — 100.0%		18,552,417,376

8

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the “1940 Act”), provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Securities no longer considered eligible securities in accordance with Rule 2a-7 under the 1940 Act are valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Structured investment vehicles (SIVs), a sector of the asset-backed commercial paper (“ABCP”) market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium-term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

9

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the “Agreement”) with NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“Columbia”). Bank of America Corporation (“BOA”) has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor’s, Prime-1 from Moody’s Investors Service, Inc. and F-1+ from Fitch Ratings. BOA’s short-term credit ratings satisfy the ratings requirements for first tier securities (“First Tier Securities”) as defined in paragraph (a)(12) of Rule 2a-7 under the 1940 Act.

The Fund’s objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value (“NAV”) per share at an amount no less than the specific level set forth in the Agreement (the “Minimum NAV Per Share”). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund’s market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a “capital contribution” is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $285 million (the “Maximum Contribution Amount”) for the Fund as of May 31, 2009. The Agreement requires the Support Provider to make a capital contribution upon the Fund’s disposition of a portfolio security that has been subject to an event as specified in paragraph (c)(6)(ii)(A) of Rule 2a-7 under the 1940 Act (a “Covered Security”) at less than its amortized cost (a “Triggering Event”). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund’s market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of May 31, 2009, the Fund included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities (ii) promptly following determinations by the board of trustees of the Fund that the Maximum Contribution Amount is insufficient to support the Fund’s Minimum NAV Per Share and that disposition of the Covered Securities is in the best interest of the Fund or (iii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider’s obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

On November 21, 2007, Axon Financial Funding LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement.

10

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 0.330% 11/10/09	$85,189,956	$85,189,956	$38,335,480
Axon Financial Funding LLC, 0.340% 11/10/09	42,700,230	42,700,230	19,215,103
Axon Financial Funding LLC, 1.156% 11/10/09	117,487,295	117,487,295	52,869,283

At the end of the reporting period, management estimated the fair value of the Agreement to be $134,957,615.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	18,344,766,512	—
Level 3 — Significant Unobservable Inputs	110,419,866	134,957,615
Total	$18,455,186,378	$134,957,615

11

The following table reconciles asset balances for the nine month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments*
	Balance as of August 31, 2008	$299,680,000	$39,900,000
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)**	(110,411,787)	95,057,615
	Net purchases (sales)	—	—
	Transfers in and/or out of Level 3	(78,848,347)	—
	Balance as of May 31, 2009	$110,419,866	$134,957,615

	* Other financial instruments represent the value of the Capital Support Agreement.

** The change in unrealized losses attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $110,411,787. The change in unrealized gains attributable to the Capital Support Agreement as of May 31, 2009, which was valued using significant unobservable inputs (Level 3), amounted to $95,057,615.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2009, these securities, which are not illiquid except for those in the following table, amounted to $5,447,534,565, which represents 29.4% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
	Axon Financial Funding LLC
	0.330% 11/10/09	04/23/07	$100,000,000
	0.340% 11/10/09	04/10/07	50,000,000
	1.156% 11/10/09	04/02/07	135,000,000
			$285,000,000

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	The rate shown represents the annualized yield at the date of purchase.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(e)	Security issued by a structured investment vehicle.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $110,419,866, which represents 0.6% of net assets.

(g)	Security is in default and is a covered security under the Capital Support Agreement.

(h)	Cost for federal income tax purposes is $18,590,143,993.

12

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 87.4%
ALABAMA — 1.3%
AL Albertville Industrial Development Board
	Series 2007, AMT,
	LOC: JPMorgan Chase & Co.
	0.710% 03/01/18(a)	9,595,000	9,595,000
AL Decatur Industrial Development Board
	Amoco Chemical Co.,
	Series 1995, AMT,
	0.220% 05/01/25(b)	9,300,000	9,300,000
	BP PLC,
	Series 2001, AMT,
	0.220% 11/01/35(b)	10,700,000	10,700,000
AL Housing Finance Authority
	Multi-Family Housing,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 06/01/35(a)	7,325,000	7,325,000
AL Montgomery Industrial Development Board
	General Electric Co.:
	Series 2005,
	0.100% 05/01/21(b)	5,150,000	5,150,000
	Series 2006, AMT,
	0.160% 05/01/21(b)	8,000,000	8,000,000
AL West Jefferson Industrial Development Board
	Alabama Power Co.,
	Series 2008, AMT,
	2.000% 12/01/38(b)	60,000,000	60,000,000
ALABAMA TOTAL			110,070,000
ALASKA — 0.5%
AK Anchorage Port Authority
	1.250% 06/03/09	40,000,000	40,000,000
ALASKA TOTAL			40,000,000
ARIZONA — 1.4%
AZ Deutsche Bank Spears/Lifers Trust
	Series 2007, AMT,
	GTY AGMT: Deutsche Bank A.G.
	0.350% 12/01/37(a)	60,000,000	60,000,000
AZ Maricopa County Industrial Development Authority
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.450% 12/01/39(a)	945,000	945,000
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.650% 01/01/36(a)	7,255,000	7,255,000
AZ Phoenix Civic Improvement Corp.
	Series 1999 A,
	5.375% 07/01/29	18,310,000	18,541,051

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (CONTINUED)
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.450% 06/01/31(a)	4,750,000	4,750,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.440% 07/01/36(a)	7,045,000	7,045,000
	1.440% 02/01/38(a)	11,640,000	11,640,000
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: Bank One N.A.
	3.000% 04/01/19(a)	835,000	835,000
AZ Pima County Industrial Development Authority
	Multi-Family Housing,
	Urban Council LP,
	Series 2007 A, AMT,
	LIQ FAC: FNMA
	0.470% 12/15/37(a)	6,925,000	6,925,000
ARIZONA TOTAL			117,936,051
ARKANSAS — 0.1%
AR Lowell Industrial Development
	Little Rock Newspapers, Inc.,
	Series 1996, AMT,
	LOC: Bank of New York
	0.700% 06/01/31(a)	6,500,000	6,500,000
ARKANSAS TOTAL			6,500,000
CALIFORNIA — 5.5%
CA ABAG Finance Authority for Nonprofit Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.420% 04/01/37(a)	49,105,000	49,105,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 C-15,
	LOC: Bank of Nova Scotia
	0.070% 05/01/22(a)	21,510,000	21,510,000
	Series 2008 J-1,
	LOC: JPMorgan Chase Bank,
	LOC: California Public Employees Retirement
	0.200% 05/01/18(a)	32,375,000	32,375,000
CA Infrastructure & Economic Development Bank
	Pacific Gas & Electric Co.,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.100% 11/01/26(a)	19,115,000	19,115,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (CONTINUED)
CA Pollution Control Financing Authority
	Pacific Gas & Electric Co.,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.180% 11/01/26(a)	103,530,000	103,530,000
	Pacific Gas & Electric Corp.:
	Series 1996 E,
	LOC: Bank One N.A.
	0.100% 11/01/26(a)	73,630,000	73,630,000
	Series 1996 F,
	LOC: JPMorgan Chase Bank
	0.100% 11/01/26(a)	66,745,000	66,745,000
CA San Jose
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.420% 05/01/41(a)	24,700,000	24,700,000
CA Statewide Communities Development Authority
	Kaiser Foundation Hospitals:
	Series 2008 C,
	3.000% 04/01/34(b)	16,000,000	16,341,007
	Series 2009,
	1.000% 04/01/43(b)	12,000,000	12,257,520
	Series 2001, AMT,
	GTY AGMT: Merrill Lynch & Co.
	SPA: FHLMC
	0.500% 07/01/15(a)(c)	8,300,000	8,300,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.340% 02/01/41(a)	14,255,000	14,255,000
CA Whittier
	Series 2009,
	LOC: U.S. Bank N.A.:
	0.070% 06/01/36(a)	15,600,000	15,600,000
	0.150% 06/01/36(a)	10,500,000	10,500,000
CALIFORNIA TOTAL			467,963,527
COLORADO — 2.6%
CO BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.340% 11/15/24(a)	10,220,000	10,220,000
CO Boulder County
	Boulder Medical Center, Inc.,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.450% 01/01/17(a)	2,060,000	2,060,000
CO Collegeinvest
	Series 2008 A, AMT,
	LOC: Lloyds TSB Bank PLC
	0.460% 12/01/42(a)	35,000,000	35,000,000
CO Denver City & County Airport
	Series 2002 C, AMT,
	LOC: Lloyds TSB Bank PLC
	0.470% 11/15/25(a)	23,550,000	23,550,000
	Series 2007, AMT,
	LIQ FAC: Goldman Sachs
	0.420% 04/01/47(a)	10,435,075	10,435,075

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (CONTINUED)
CO Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	GTY AGMT: Deutsche Bank A.G.
	0.320% 11/15/18(a)	4,180,000	4,180,000
CO Housing & Finance Authority
	Series 2004 A-2, AMT,
	SPA: Dexia Credit Local
	1.750% 11/01/26(a)	50,000,000	50,000,000
	Series 2005 A-2, AMT,
	SPA: Dexia Credit Local
	1.750% 11/01/27(a)	23,200,000	23,200,000
	Series 2006 G, AMT,
	GTY AGMT: Goldman Sachs
	0.420% 12/01/36(a)	12,183,091	12,183,091
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 10/01/32(a)	8,905,000	8,905,000
	Series 2008 A-3, AMT,
	SPA: Dexia Credit Local
	1.750% 05/01/38(a)	31,000,000	31,000,000
	Terrace Park LP,
	Series 2007, AMT,
	LOC: U.S. Bank N.A.
	0.430% 09/01/25(a)	11,800,000	11,800,000
COLORADO TOTAL			222,533,166
DELAWARE — 3.6%
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	LIQ FAC: FHLB
	0.340% 04/15/49(a)	294,575,000	294,575,000
DE New Castle County
	Fairfield English VLG LLC,
	Series 2005, AMT,
	LIQ FAC: FNMA
	0.450% 09/15/38(a)	8,200,000	8,200,000
	Flight Safety International, Inc.,
	Series 2002, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	0.600% 12/01/32(a)	5,185,000	5,185,000
DELAWARE TOTAL			307,960,000
DISTRICT OF COLUMBIA — 0.9%
DC Housing Finance Agency
	Multi-Family Housing,
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	0.470% 05/01/11(a)	5,000,000	5,000,000
DC Metropolitan Washington Airports Authortity
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.590% 10/01/14(a)	12,790,000	12,790,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
DISTRICT OF COLUMBIA — (CONTINUED)
DC Reset Optional Certificates Trust II-R
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.270% 09/01/40(a)	31,205,000	31,205,000
DC
	Series 2008,
	2.500% 09/30/09	30,000,000	30,138,950
DISTRICT OF COLUMBIA TOTAL			79,133,950
FLORIDA — 6.8%
FL BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.340% 10/01/37(a)	10,120,000	10,120,000
FL Brevard County Industrial Development
	Pivotal Utility Holdings,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.500% 10/01/24(a)	13,850,000	13,850,000
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	0.430% 06/01/46(a)	72,515,000	72,515,000
	Series 2008, AMT,
	LOC: Wachovia Bank N.A.
	0.460% 09/01/40(a)	9,495,000	9,495,000
FL Citizens Property Insurance Corp.
	Series 2008 A-2,
	4.500% 06/01/09	50,000,000	50,000,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	0.400% 10/01/25(a)	7,000,000	7,000,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.390% 10/01/22(a)	3,815,000	3,815,000
FL Development Finance Corp.
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 06/01/39(a)	19,800,000	19,800,000
FL Gas Utility Revenue
	Series 2006 A-1,
	0.300% 11/01/26(b)	61,295,000	61,295,000
FL Housing Finance Corp.
	Brentwood Club on Millenia,
	Series 2002, AMT,
	LOC: FNMA
	0.300% 01/15/35(a)	10,545,000	10,545,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (CONTINUED)
	Bridgewater Club Partners,
	Series 2002, AMT,
	LOC: SunTrust Bank
	2.750% 06/01/34(a)(d)	20,000	20,000
	Cove at St. Andrews Partners,
	Series 2003 E-1, AMT,
	LIQ FAC: FNMA
	0.300% 06/15/36(a)	8,215,000	8,215,000
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	0.430% 06/01/46(a)	29,995,000	29,995,000
	Series 2008 CE, AMT,
	GTY AGMT: Citigroup Financial Products
	1.340% 07/06/34(a)	7,920,000	7,920,000
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	LIQ FAC: FNMA
	0.590% 11/15/35(a)	3,500,000	3,500,000
	Series 2006 K3, AMT,
	LIQ FAC: FNMA
	0.590% 11/15/35(a)	2,500,000	2,500,000
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/09	16,680,000	16,717,741
FL Jacksonville
	Series 2008 B,
	LOC: Wachovia Bank N.A.
	0.300% 10/01/27(a)	11,000,000	11,000,000
FL JEA Electric System Revenue
	Series 2008 3B-4,
	LOC: Wachovia Bank N.A.
	0.300% 10/01/36(a)	22,695,000	22,695,000
FL Lee County Housing Finance Authority
	Crossing at Cape Coral,
	Series 1999 A, AMT,
	LOC: SunTrust Bank
	3.750% 12/01/32(a)	6,160,000	6,160,000
FL Orange County Housing Finance Authority
	Cove at Lady Lake Apartments,
	Series 2005 A, AMT,
	0.300% 05/15/38(b)	9,200,000	9,200,000
	Lee Vista Club Partners,
	Series 2004 A, AMT,
	LIQ FAC: FNMA
	0.300% 05/15/37(a)	15,000,000	15,000,000
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: Washington Mutual Bank,
	LOC: FHLB
	0.300% 06/15/42(a)	9,500,000	9,500,000
	Multi-Family Housing,
	Fox Chase Partners, Ltd.,
	Series 2002 E, AMT,
	0.300% 08/15/35(b)	8,640,000	8,640,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.040% 09/01/42(a)	13,665,000	13,665,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (CONTINUED)
	1.040% 12/01/42(a)	9,900,000	9,900,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.670% 07/01/39(a)	8,735,000	8,735,000
	0.670% 03/01/50(a)	4,750,000	4,750,000
FL Sunshine Governmental Financing Commission
	0.750% 07/09/09	13,510,000	13,510,000
	0.900% 07/09/09	25,000,000	25,000,000
	1.250% 06/04/09(e)	21,000,000	21,000,000
	1.300% 06/04/09(e)	75,255,000	75,255,000
FLORIDA TOTAL			581,312,741
GEORGIA — 3.4%
GA Atlanta Metropolitan Rapid Transit
	1.500% 06/08/09(e)	20,000,000	20,000,000
GA Atlanta Urban Residential Finance Authority
	Series 2005, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.650% 12/01/30(a)(c)	4,720,000	4,720,000
GA Bacon Industrial Building Authority
	D. L. Lee & Sons, Inc.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.420% 09/01/24(a)	7,095,000	7,095,000
GA Columbia County Development Authority
	Multi-Family Housing,
	Westwood Club Apartment Project,
	Series 2002, AMT,
	LIQ FAC: FNMA
	0.350% 11/15/35(a)	7,360,000	7,360,000
GA Decatur County & Bainbridge Development Authority
	Rand Group Ltd.,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 01/01/27(a)	8,465,000	8,465,000
GA East Point Housing Authority Multi-Family Revenue
	Village Highlands Apartments Project,
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.520% 07/01/37(a)	12,500,000	12,500,000
GA Fulton County Development Authority
	OBH, Inc.,
	Series 1999 B, AMT,
	0.600% 12/01/28(b)	9,350,000	9,350,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (CONTINUED)
GA George L. Smith lI Congress Center Authority
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.490% 07/01/20(a)(f)	14,825,000	14,825,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.420% 06/01/20(a)	2,100,000	2,100,000
GA Kennesaw Development Authority Housing
	Alta Ridenour LLC,
	Series 2008, AMT,
	LOC: FHLMC
	0.410% 10/01/43(a)	7,350,000	7,350,000
GA Monroe County Development Authority
	Georgia Power Co.,
	Series 1995,
	2.100% 07/01/25(b)	9,000,000	9,000,000
GA Municipal Electric Authority
	Series 2009:
	1.250% 05/07/10	15,000,000	15,055,429
	2.000% 06/21/10	6,000,000	6,095,607
GA Municipal Gas Authority
	Series 2008 D,
	1.000% 12/16/09	25,000,000	25,132,904
	Series 2008,
	2.500% 12/16/09	88,500,000	89,044,413
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.670% 12/01/37(a)	12,985,000	12,985,000
	0.670% 12/01/43(a)	11,905,000	11,905,000
	0.670% 04/01/46(a)	9,685,000	9,685,000
GA Richmond County Development Authority
	Stonegate Club Apartments Project,
	Series 2002, AMT,
	LIQ FAC: FNMA
	0.350% 11/15/35(a)	5,155,000	5,155,000
GA Savannah Economic Development Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.420% 11/01/27(a)	4,855,000	4,855,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.420% 12/01/22(a)	3,265,000	3,265,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (CONTINUED)
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.420% 09/01/19(a)	3,300,000	3,300,000
GEORGIA TOTAL			289,243,353
IDAHO — 0.6%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.550% 09/01/21(a)	3,540,000	3,540,000
ID Housing & Finance Association
	Single Family Mortgage:
	Series 2004 A-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	0.450% 07/01/35(a)	9,025,000	9,025,000
	Series 2007 D-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	0.450% 07/01/38(a)	5,000,000	5,000,000
	Series 2007 E-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	0.450% 07/01/38(a)	24,000,000	24,000,000
	Series 2007, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	0.450% 07/01/38(a)	9,165,000	9,165,000
IDAHO TOTAL			50,730,000
ILLINOIS — 2.3%
IL Chicago Enterprise Zone
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.900% 11/01/22(a)	1,150,000	1,150,000
IL Chicago Industrial Development
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	0.790% 12/01/28(a)	4,500,000	4,500,000
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.700% 10/01/31(a)	4,706,000	4,706,000
IL Chicago Multi-Family Housing
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris Trust & Savings Bank
	0.650% 07/01/34(a)	13,085,000	13,085,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	0.480% 06/01/40(a)	5,277,000	5,277,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (CONTINUED)
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris Trust & Savings Bank
	0.790% 04/01/36(a)	4,410,000	4,410,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris Trust & Savings Bank
	0.790% 01/01/39(a)	3,635,000	3,635,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.440% 07/15/39(a)	27,165,000	27,165,000
	1.700% 07/15/39(a)	9,405,000	9,405,000
IL Chicago Single Family Mortgage
	Series 2007, AMT,
	SPA: Wachovia Bank N.A.
	0.460% 12/01/38(a)	3,585,000	3,585,000
	Series 2008, AMT,
	SPA: Bank of New York
	0.460% 06/01/43(a)(f)	4,385,000	4,385,000
IL Chicago Solid Waste Disposal Facility
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: Bank One N.A.
	1.350% 12/01/15(a)	800,000	800,000
IL Des Plaines Industrial Development
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	2.350% 10/01/18(a)	1,485,000	1,485,000
IL Development Finance Authority Industrial Development
	Campagna-Turano Bakery,
	Series 2000, AMT,
	LOC: Bank One N.A.
	1.500% 08/01/25(a)	2,990,000	2,990,000
	Clingan Steel, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.500% 12/01/23(a)	2,050,000	2,050,000
	Engineered Polymer,
	Series 1995, AMT,
	LOC: Wachovia Bank N.A.,
	GTY AGMT: Valspar Corp.
	0.600% 08/01/15(a)	7,800,000	7,800,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: National City Bank
	0.690% 12/01/27(a)	3,865,000	3,865,000
	Knead Dough Banking Co.,
	Series 2000, AMT,
	LOC: Bank One N.A.
	1.500% 09/01/25(a)	545,000	545,000
	Rainbow Graphics, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.500% 08/01/23(a)	1,950,000	1,950,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (CONTINUED)
	Ruebenson Real Estate LLC,
	Series 1999 A, AMT,
	LOC: Associated Bank N.A.
	0.690% 06/01/24(a)	3,355,000	3,355,000
	Tajon Warehousing Corp.,
	Series 1990 A, AMT,
	LOC: Bank One Kentucky N.A.
	0.840% 01/01/10(g)	3,100,000	3,100,000
IL Development Finance Authority
	Affordable Housing,
	Lake Towers Associates II LP,
	Series 1997, AMT,
	LIQ FAC: FHLMC
	0.690% 10/01/23(a)	8,565,000	8,565,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.350% 12/01/23(a)	4,275,000	4,275,000
	Jewish Council Youth Service,
	Series 2003,
	LOC: Harris Trust & Savings Bank
	0.340% 09/01/28(a)	1,045,000	1,045,000
IL Finance Authority Industrial Development
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	1.500% 12/01/18(a)	1,805,000	1,805,000
IL Finance Authority
	Multi-Family Housing,
	Waterton Vistas II LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.410% 10/15/34(a)	8,500,000	8,500,000
	Series 2009,
	LOC: JPMorgan Chase Bank
	0.330% 02/15/33(a)	6,875,000	6,875,000
	Villagebrook LP,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.430% 05/01/35(a)	5,605,000	5,605,000
IL Health Facilities Authority
	Hospital Sister Services,
	Series 2003 A,
	SPA: JPMorgan Chase Bank
	0.350% 12/01/23(a)	45,000	45,000
IL Housing Development Authority
	Multi-Family Housing:
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: First National Bank,
	LOC: FHLB
	0.640% 01/01/34(a)	3,135,000	3,135,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.660% 09/01/35(a)	3,675,000	3,675,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	0.650% 10/01/35(a)	3,675,000	3,675,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (CONTINUED)
IL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT:
	GTY AGMT: FHLMC
	0.670% 01/01/44(a)	4,340,000	4,340,000
	LIQ FAC: FHLMC
	0.670% 01/01/44(a)	3,940,000	3,940,000
IL Savanna Industrial Development
	Metform Corp.,
	Series 1994 B, AMT,
	LOC: Bank One N.A.
	1.500% 06/01/09(b)	1,700,000	1,700,000
IL Skokie Industrial Development
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.810% 12/01/33(a)	2,400,000	2,400,000
IL Upper River Valley Development Authority
	Advanced Drainage Systems,
	Series 2002, AMT,
	LOC: National City Bank
	0.690% 07/01/14(a)	3,620,000	3,620,000
IL Will County Exempt Facilities Revenue
	Exxon Mobil Corp.,
	Series 2001, AMT,
	0.100% 04/01/26(b)	26,815,000	26,815,000
ILLINOIS TOTAL			199,258,000
INDIANA — 4.3%
IN Allen County Multi-Family Housing Redevelopment
	Woodland Crest Hill,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.500% 08/01/17(a)	2,300,000	2,300,000
IN Bond Bank
	Series 2009,
	2.000% 01/05/10	20,000,000	20,106,251
IN DeKalb County
	Series 2003, AMT,
	LOC: National City Bank of Indiana
	0.690% 10/01/13(a)	3,020,000	3,020,000
IN Elkhart Economic Development
	Crossroads Apartments LLC,
	Series 1998 A, AMT,
	LOC: FHLB
	2.140% 04/01/28(a)	725,000	725,000
	Series 2006, AMT,
	LOC: National City Bank of Indiana
	0.690% 07/01/26(a)	3,350,000	3,350,000
	Vahala Foam Enterprises,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.500% 09/01/17(a)	1,100,000	1,100,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (CONTINUED)
IN Finance Authority
	Floyd Memorial Hospital & Health,
	Series 2008,
	LOC: Branch Banking & Trust
	0.250% 03/01/36(a)	10,620,000	10,620,000
IN Garrett Economic Development
	Series 2005, AMT,
	LOC: National City Bank
	0.690% 01/01/21(a)	4,795,000	4,795,000
IN Gibson County Pollution Control
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	0.350% 10/01/27(b)	10,000,000	10,000,000
	Series 1998, AMT:
	0.350% 01/01/28(b)	10,000,000	10,000,000
	Series 1999, AMT,
	0.350% 01/01/29(b)	10,000,000	10,000,000
	Series 2000 A, AMT:
	0.350% 01/01/30(b)	10,000,000	10,000,000
	Series 2001 B, AMT:
	0.350% 09/01/31(b)	10,000,000	10,000,000
	GTY AGMT: Toyota Motor Credit Corp.
	0.350% 02/01/31(a)	10,000,000	10,000,000
IN Housing & Community Development Authority
	Series 2008, AMT,
	SPA: Royal Bank of Canada
	0.370% 07/01/39(a)	21,250,000	21,250,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2009 A,
	0.780% 01/15/10	10,125,000	10,125,000
IN Jeffersonville Economic Development
	Series 2003, AMT,
	LOC: National City Bank of Kentucky
	0.690% 04/01/23(a)	4,160,000	4,160,000
IN Mount Vernon Pollution Control
	General Electric Co.,
	Series 1998, AMT,
	0.160% 11/01/18(b)	7,000,000	7,000,000
IN Reset Optional Certificates Trust II-R
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.690% 01/03/19(a)	133,785,000	133,785,000
IN Rockport Pollution Control
	Alaska Steel Corp.,
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	0.400% 12/01/27(a)	10,000,000	10,000,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (CONTINUED)
IN Rockport
	Alaska Steel Corp.,
	Series 1998 A, AMT,
	LOC: PNC Bank N.A.
	0.400% 12/01/28(a)	10,000,000	10,000,000
	Series 1999 A, AMT,
	LOC: PNC Bank N.A.
	0.400% 06/01/29(a)	10,000,000	10,000,000
IN St. Joseph County Economic Development
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	2.140% 06/01/27(a)	2,365,000	2,365,000
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: National City Bank
	0.390% 08/01/20(a)	13,540,000	13,540,000
IN Whiting Environmental Facilities
	1.150% 06/01/09	32,000,000	32,000,000
IN Whiting
	BP PLC,
	Series 2002 B, AMT,
	0.220% 12/01/35(b)	7,000,000	7,000,000
INDIANA TOTAL			367,241,251
IOWA — 1.1%
IA Clinton Industrial Development
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.700% 12/01/22(a)	4,000,000	4,000,000
	Sethness Products Co.,
	Series 1996, AMT,
	LOC: Northern Trust Co.
	0.700% 09/01/11(a)	1,300,000	1,300,000
IA Finance Authority Industrial Development
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	0.490% 11/01/17(a)	4,770,000	4,770,000
IA Finance Authority
	Single Family Mortgage:
	Series 2005 E, AMT,
	SPA: State Street Bank & Trust Co.
	0.400% 01/01/36(a)	4,500,000	4,500,000
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.400% 01/01/36(a)	12,000,000	12,000,000
	Series 2007 N, AMT,
	SPA: FHLB
	0.410% 01/01/39(a)	7,300,000	7,300,000
	Series 2008 F, AMT,
	SPA: FHLB
	0.400% 01/01/39(a)	6,000,000	6,000,000
	Series 2008, AMT,
	SPA: FHLB
	0.400% 01/01/39(a)	28,070,000	28,070,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (CONTINUED)
IA School Cash Anticipation Program
	Series 2008 A,
	GIC: Citigroup Financial Products
	3.500% 06/25/09	29,975,000	30,009,243
IA West Burlington Industrial Development
	Borhi Oil Hydraulic,
	Series 2001 B, AMT,
	LOC: Bank One N.A.
	1.500% 01/01/11(a)	300,000	300,000
IOWA TOTAL			98,249,243
KANSAS — 0.5%
KS Development Finance Authority
	Exempt Facilities,
	Seaboard Project,
	Series 1995 A, AMT,
	LOC: Bank of New York,
	0.650% 12/01/25(a)	9,200,000	9,200,000
	Series 2008 B, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 03/01/43(a)	25,000,000	25,000,000
KS Munimae Trust
	Series 2001-5, AMT,
	LIQ FAC: FHLMC
	4.000% 01/14/26	1,210,000	1,210,000
	Series 2001-6, AMT,
	LIQ FAC: FHLMC
	4.000% 07/14/26	1,930,000	1,930,000
KS Wichita Airport Authority
	Series 2003 A, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	0.600% 11/01/31(a)	2,860,000	2,860,000
KANSAS TOTAL			40,200,000
KENTUCKY — 1.5%
KY Campbellsville-Taylor County Industrial Development
	Airguard Industrial, Inc.,
	Series 2001, AMT,
	LOC: Northern Trust Co.
	0.700% 05/01/31(a)	7,410,000	7,410,000
KY Christian County Industrial Building
	Audubon Area Community Services,
	Series 2004,
	LOC: Branch Banking & Trust
	0.270% 01/01/29(a)	3,200,000	3,200,000
KY Daviess County Industrial Building Revenue
	Series 2003, AMT,
	LOC: National Bank of Kentucky
	0.690% 05/01/18(a)	3,040,000	3,040,000
KY Economic Development Finance Authority
	Series 2009 B-1,
	LOC: JPMorgan Chase Bank
	0.200% 08/15/38(a)	26,085,000	26,085,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (CONTINUED)
	Series 2009 B-2,
	LOC: JPMorgan Chase Bank
	0.200% 08/15/38(a)	12,050,000	12,050,000
KY Hopkinsville Industrial Building
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.420% 06/01/26(a)	3,420,000	3,420,000
KY Housing Corp.
	Highlands Court Apartments,
	Series 2007, AMT,
	LOC: National City Bank
	0.480% 12/15/37(a)	4,000,000	4,000,000
	Series 2005 B, AMT,
	SPA: BNP Paribas
	0.350% 07/01/32(a)	12,505,000	12,505,000
	Series 2005 L, AMT,
	SPA: BNP Paribas
	0.350% 07/01/36(a)	12,900,000	12,900,000
	Series 2006 C, AMT,
	SPA: BNP Paribas
	0.350% 07/01/36(a)	15,425,000	15,425,000
	Series 2006 I, AMT,
	SPA: BNP Paribas
	0.350% 01/01/32(a)	20,755,000	20,755,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.400% 04/01/43(a)	5,460,000	5,460,000
KENTUCKY TOTAL			126,250,000
LOUISIANA — 1.8%
LA Calcasieu Parish Industrial Development Board
	Citgo Petroleum Corp.,
	Series 1995, AMT,
	LOC: Sumitomo Mitsui Banking
	0.230% 03/01/25(a)	5,100,000	5,100,000
LA Parish of East Baton Rouge
	Exxon Mobil Corp.,
	Series 1998, AMT,
	0.100% 12/01/28(b)	8,350,000	8,350,000
LA Parish of St. Charles
	Shell Oil Co.,
	Series 1992 B,
	0.150% 10/01/22(b)	5,190,000	5,190,000
LA Parish of St. James
	0.600% 06/11/09	18,000,000	18,000,000
LA Public Facilities Authority
	Dynamic Fuels LLC,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.230% 10/01/33(a)	15,000,000	15,000,000
	Southern Ionics, Inc.,
	Series 2008,
	LOC: Wachovia Bank N.A.
	0.350% 04/01/18(a)	10,000,000	10,000,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (CONTINUED)
LA RBC Municipal Products, Inc. Trust
	Series 2008 L-17, AMT,
	LOC: Royal Bank of Canada
	0.540% 12/01/36(a)	54,495,000	54,495,000
	Series 2008 L14, AMT,
	LOC: Royal Bank of Canada
	0.540% 09/01/28(a)	33,345,000	33,345,000
	Series 2008 L18, AMT,
	LOC: Royal Bank of Canada
	0.540% 03/01/28(a)	5,095,000	5,095,000
LOUISIANA TOTAL			154,575,000
MAINE — 1.2%
ME Housing Authority
	Mortgage Revenue:
	Series 2004 B-3, AMT,
	SPA: State Street Bank & Trust Co.
	0.480% 11/15/27(a)	11,000,000	11,000,000
	Series 2007 E-2, AMT,
	SPA: State Street Bank & Trust Co.
	0.550% 11/15/41(a)	8,000,000	8,000,000
	Series 2008 D, AMT,
	SPA: KBC Bank N.V.
	0.550% 11/15/42(a)	7,000,000	7,000,000
	Series 2008 E-2, AMT,
	SPA: Dexia Credit Local
	2.700% 11/15/30(a)	25,415,000	25,415,000
	Series 2008 E-3, AMT,
	SPA: Dexia Credit Local
	2.700% 11/15/37(a)	20,550,000	20,550,000
	Series 2008, AMT,
	2.000% 11/15/34(b)	34,000,000	34,000,000
MAINE TOTAL			105,965,000
MARYLAND — 1.2%
MD Administration Department of Housing & Community Development
	Series 2004 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.400% 09/01/35(a)	20,000,000	20,000,000
	Series 2004 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.470% 09/01/35(a)	12,150,000	12,150,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.470% 01/01/15(a)	7,520,000	7,520,000
MD Carroll County Commissioners Economic Development
	Shelter System Limited Facility,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.420% 07/01/24(a)	4,750,000	4,750,000
MD Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.350% 06/01/22(a)	7,435,000	7,435,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (CONTINUED)
MD Montgomery County Housing Opportunities Commission
	Series 2006, AMT,
	LIQ FAC: FHLMC
	0.650% 02/01/40(a)	49,985,000	49,985,000
MARYLAND TOTAL			101,840,000
MASSACHUSETTS — 0.8%
MA Development Finance Agency
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.650% 01/01/36(a)	35,430,000	35,430,000
MA Health & Educational Facilities Authority
	Northeastern University,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.200% 10/01/22(a)	3,195,000	3,195,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	Insured : FSA,
	SPA: Merrill Lynch International Bank
	0.800% 07/01/18(a)(c)	6,780,000	6,780,000
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.650% 11/01/37(a)	26,555,000	26,555,000
MASSACHUSETTS TOTAL			71,960,000
MICHIGAN — 5.8%
MI Eastern Michigan University
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.250% 03/01/49(a)	15,000,000	15,000,000
MI Housing Development Authority
	Series 2007 C, AMT,
	SPA: Bank of Nova Scotia
	0.300% 10/01/42(a)	55,825,000	55,825,000
	Series 2007 E, AMT,
	SPA: KBC Bank N.V.
	0.500% 12/01/38(a)	60,000,000	60,000,000
	Series 2007 F, AMT,
	SPA: Bank of Nova Scotia
	0.500% 12/01/38(a)	45,000,000	45,000,000
MI RBC Municipal Products, Inc. Trust
	Series 2008 L23, AMT,
	LOC: Royal Bank of Canada
	0.540% 03/01/28(a)	59,995,000	59,995,000
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.540% 09/01/32(a)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.540% 09/01/32(a)	57,895,000	57,895,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (CONTINUED)
MI Saginaw City School District
	Series 2008,
	3.500% 08/20/09	19,000,000	19,057,094
MI State
	Series 2008 A:
	3.000% 09/30/09	40,000,000	40,123,789
	3.000% 11/01/09	6,110,000	6,128,878
	Series 2008,
	3.000% 09/30/09	25,000,000	25,110,355
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	1.500% 02/01/16(a)	1,200,000	1,200,000
MI Strategic Fund Ltd.
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 12/01/27(a)	5,290,000	5,290,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	1.500% 02/01/20(a)	1,700,000	1,700,000
	Ultraform Industries, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 12/01/27(a)	3,625,000	3,625,000
MICHIGAN TOTAL			492,040,116
MINNESOTA — 0.3%
MN Eden Prairie Industrial Development
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.730% 11/01/20(a)	1,915,000	1,915,000
MN Housing Finance Agency
	Series 2009, AMT,
	SPA: FHLB
	0.410% 07/01/36(a)	8,000,000	8,000,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	LIQ FAC: FHLMC
	0.650% 01/01/51(a)(c)	11,995,000	11,995,000
	Series 2007,
	LIQ FAC: FHLMC
	0.500% 05/01/31(a)	935,000	935,000
MN St. Paul Port Authority Industrial Development
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.450% 12/01/12(a)	1,900,000	1,900,000
	MINNESOTA TOTAL		24,745,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (CONTINUED)
MISSISSIPPI — 0.0%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust
	0.420% 03/01/15(a)	1,030,000	1,030,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.420% 03/01/25(a)	2,160,000	2,160,000
MISSISSIPPI TOTAL			3,190,000
MISSOURI — 0.5%
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C2,
	0.730% 11/15/39(b)	14,000,000	14,000,000
MO St. Louis Industrial Development Authority
	General Grant Apartments,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.490% 03/01/38(a)	18,815,000	18,815,000
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006, AMT,
	LOC: Bank of Washington,
	LOC: U.S. Bank N.A.
	0.490% 05/01/28(a)	6,600,000	6,600,000
MISSOURI TOTAL			39,415,000
MONTANA — 0.2%
MT Anaconda-Deer Lodge County
	Atlantic Richfield Co.,
	Series 2002 RF, AMT,
	0.220% 10/01/37(b)	15,000,000	15,000,000
MT Board of Housing
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 05/01/40(a)	5,045,000	5,045,000
MONTANA TOTAL			20,045,000
NEBRASKA — 0.3%
NE Investment Finance Authority
	Series 2008 D, AMT,
	SPA: FHLB
	0.500% 09/01/38(a)	12,500,000	12,500,000

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (CONTINUED)
NE Lancaster County Industrial Development
	MLLC LLC,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.490% 11/01/20(a)	3,920,000	3,920,000
NE Omaha Public Power
	0.600% 06/09/09	12,500,000	12,500,000
NEBRASKA TOTAL			28,920,000
NEVADA — 1.3%
NV Clark County Airport
	Series 2008, AMT,
	3.000% 07/01/09	100,000,000	100,084,973
NV Director of the State Department of Business & Industry
	Barrick Gold Corp.,
	Series 1999, AMT,
	LOC: Royal Bank of Canada
	0.360% 06/01/29(a)	4,000,000	4,000,000
NV Housing Division
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.320% 04/01/41(a)	9,155,000	9,155,000
NEVADA TOTAL			113,239,973
NEW JERSEY — 1.5%
NJ Health Care Facilities Financing
	Series 2009 B,
	LOC: JPMorgan Chase Bank
	0.150% 07/01/43(a)	11,400,000	11,400,000
	Series 2009 C,
	LOC: JPMorgan Chase Bank
	0.180% 07/01/43(a)	18,500,000	18,500,000
NJ Turnpike Authority
	Series 2009,
	2.250% 12/31/09	100,000,000	100,431,087
NEW JERSEY TOTAL			130,331,087
NEW MEXICO — 0.9%
NM Educational Assistance Foundation
	Series 2008 A-3, AMT,
	LOC: Lloyds TSB Bank PLC
	0.480% 04/01/36(a)	37,000,000	37,000,000
NM Mortgage Finance Authority
	Series 2009, AMT,
	1.030% 09/01/39(b)	40,000,000	40,000,000
NEW MEXICO TOTAL			77,000,000
NEW YORK — 2.5%
NY Islip Industrial Development Agency
	Series 2008, AMT,
	GTY AGMT: Goldman Sachs
	0.360% 12/01/29(a)	15,995,000	15,995,000

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY Mortgage Agency
	Series 2005, AMT,
	SPA: Dexia Credit Local
	0.650% 04/01/35(a)	40,000,000	40,000,000
NY Nassau County Industrial Development Agency
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.410% 12/01/33(a)	46,995,000	46,995,000
NY New York City Housing Development Corp.
	125 Court Street LLC,
	Series 2005 A, AMT,
	LIQ FAC: FHLMC
	0.350% 12/01/35(a)	12,300,000	12,300,000
NY New York City Municipal Water Finance Authority
	Series 2005 AA-1,
	0.150% 06/15/32	11,600,000	11,600,000
NY New York City Transitional Finance Authority
	Series 2002 2-A,
	LIQ FAC: Dexia Credit Local
	0.250% 11/01/22(a)	9,650,000	9,650,000
	Series 2002,
	LIQ FAC: JPMorgan Chase & Co.
	0.590% 08/01/22(a)	12,185,000	12,185,000
NY New York City Trust for Cultural Resources
	Series 2009 A,
	LOC: Wells Fargo Bank N.A.
	0.200% 10/01/29(a)	6,000,000	6,000,000
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.620% 09/01/52(a)	25,925,000	25,925,000
NY Westchester County Industrial Development Agency
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.410% 11/01/44(a)	32,268,733	32,268,733
NEW YORK TOTAL			212,918,733
NORTH CAROLINA — 1.9%
NC Agriculture Finance Authority Development
	McGill Environmental Systems,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.420% 12/01/15(a)	2,100,000	2,100,000
NC Burke Industrial Facility Pollution Control
	Cox Manufacturing Co.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.420% 06/01/24(a)	1,455,000	1,455,000

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (CONTINUED)
NC Catawba County Industrial Facilities & Pollution Control
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.420% 12/01/21(a)	2,595,000	2,595,000
NC Davidson County Industrial Pollution Control
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.420% 04/01/26(a)	4,250,000	4,250,000
NC Durham County
	Multi-Family Housing,
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.650% 11/01/24(a)	18,105,000	18,105,000
NC Education Assistance Authority
	Series 2008 A2, AMT,
	LOC: Royal Bank of Canada
	0.440% 09/01/35(a)	49,000,000	49,000,000
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.430% 09/01/35(a)	16,400,000	16,400,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
	Edwards Brothers, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 09/01/19(a)	10,000,000	10,000,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	0.420% 11/01/17(a)	1,900,000	1,900,000
NC Port Authority Exempt Facilities
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	0.420% 09/01/22(a)	1,970,000	1,970,000
NC Raleigh Durham Airport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.590% 05/01/15(a)	14,540,000	14,540,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wachovia Bank N.A.
	0.650% 01/01/28(a)	7,460,000	7,460,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.420% 03/01/14(a)	2,380,000	2,380,000

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (CONTINUED)
NC Union County
	Series 2004,
	SPA: Brach Banking & Trust
	0.200% 03/01/20(a)	20,865,000	20,865,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.520% 03/01/26(a)	2,000,000	2,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.420% 03/01/27(a)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			160,020,000
OHIO — 1.8%
OH Cambridge Hospital Facilities
	Southeastern Regional Medical Center,
	Series 2001,
	LOC: National City Bank
	0.340% 12/01/21(a)	12,975,000	12,975,000
OH Cleveland
	Series 2009, AMT,
	LOC: U.S. Bank NA
	0.400% 01/01/27(a)	3,100,000	3,100,000
OH Cuyahoga County Multi-Family Housing
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 02/01/33(a)	5,615,000	5,615,000
OH Franklin County
	Presbyterian Retirement System:
	Series 2002 B,
	LOC: National City Bank
	0.340% 07/01/33(a)	15,820,000	15,820,000
	Series 2005 B,
	LOC: National City Bank
	0.340% 07/01/35(a)	14,385,000	14,385,000
	Series 2006 C,
	LOC: National City Bank
	0.340% 07/01/20(a)	9,105,000	9,105,000
OH Hancock County Multi-Family Housing
	Pedcor Investments,
	Series 1998 B, AMT,
	LOC: FHLB
	0.590% 01/01/31(a)	715,000	715,000
OH Housing Finance Agency Residential
	Series 2008 B, AMT,
	SPA: FHLB
	0.350% 09/01/39(a)	30,000,000	30,000,000
	Series 2008 E, AMT,
	SPA: FHLB
	0.380% 03/01/39(a)	19,500,000	19,500,000

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (CONTINUED)
OH Lorain County Industrial Development
	Danco Metal Products, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 11/01/27(a)	3,545,000	3,545,000
OH Lucas County
	American Capital Property,
	Series 1999, AMT,
	LOC: National City Bank
	0.690% 10/01/18(a)	3,025,000	3,025,000
OH Muskingum County Hospital Facilities
	Genesis Healthcare System,
	Series 2000,
	LOC: National City Bank
	0.340% 12/01/20(a)	11,515,000	11,515,000
OH Portage County Port Authority
	BF Properties LP,
	Series 2008, AMT,
	LOC: National City Bank
	0.690% 02/01/29(a)	7,195,000	7,195,000
OH Rickenbacher Port Authority
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 01/01/35(a)	4,540,000	4,540,000
OH Solid Waste Revenue
	BP Exploration & Oil, Inc.,
	Series 1998, AMT,
	0.200% 02/01/33(b)	7,000,000	7,000,000
OH University
	0.500% 06/09/09	10,000,000	10,000,000
OHIO TOTAL			158,035,000
OKLAHOMA — 0.0%
OK Claremore Industrial & Redevelopment Authority
	Whirlwind Steel Buildings,
	Series 2001, AMT,
	LOC: Chase Manhattan Bank
	1.500% 09/01/16(a)	1,155,000	1,155,000
OKLAHOMA TOTAL			1,155,000
OREGON — 0.5%
OR Economic Development
	KRC Western, Inc.,
	Series 1997 178, AMT,
	LOC: JPMorgan Chase Bank
	0.600% 01/01/17(a)	7,650,000	7,650,000
	LD McFarland Cascade Co., Ltd.,
	Series 1996 175, AMT,
	LOC: U.S. Bank N.A.
	0.630% 11/01/16(a)	3,490,000	3,490,000
	Oregon Metal Slitters, Inc.,
	Series 1997 181, AMT,
	LOC: U.S. Bank N.A.
	0.550% 04/01/24(a)	4,515,000	4,515,000

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (CONTINUED)
OR Housing & Community Services Department
	Series 2008 C, AMT,
	SPA: KBC Bank N.V.
	0.350% 07/01/38(a)	10,000,000	10,000,000
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley
	0.400% 07/01/42(a)(f)	7,500,000	7,500,000
OR Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.670% 12/01/53(a)	6,880,000	6,880,000
OREGON TOTAL			40,035,000
PENNSYLVANIA — 2.8%
PA Crawford County Industrial Development Authority
	Acutec Precision Machine, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 02/01/16(a)	3,350,000	3,350,000
PA Economic Development Financing Authority
	Meadville Medical Center,
	Series 2006,
	LOC: National City Bank
	0.340% 06/01/21(a)	9,220,000	9,220,000
PA Higher Educational Facilities Authority
	Washington Jeffers,
	Series 1999,
	LOC: National City Bank of Pennsylvania
	0.340% 11/01/29(a)	9,300,000	9,300,000
PA Housing Finance Agency
	Series 2004 84-C, AMT,
	SPA: Dexia Credit Local
	1.250% 04/01/18(a)	9,185,000	9,185,000
	Series 2004 84-D, AMT,
	SPA: Dexia Credit Local
	1.250% 10/01/34(a)	30,000,000	30,000,000
	Series 2004, AMT,
	SPA: Wachovia Bank N.A.
	0.400% 10/01/35(a)	4,950,000	4,950,000
	Series 2006 94-B, AMT,
	SPA: Dexia Credit Local
	1.250% 04/01/27(a)	10,000,000	10,000,000
	Single Family Mortgage,
	Series 2004 86B,
	SPA: Wachovia Bank N.A.
	0.400% 04/01/35(a)	17,160,000	17,160,000
PA Lackawanna County Industrial Development Authority
	Herff Jones, Inc.,
	Series 2001, AMT,
	LOC: National City Bank
	0.690% 06/01/26(a)	4,200,000	4,200,000

26

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (CONTINUED)
PA Lebanon County Health Facilities Authority
	United Church of Christ,
	Series 1999,
	LOC: Wachovia Bank N.A.
	0.300% 04/01/24(a)	10,950,000	10,950,000
PA Luzerne County Industrial Development Authority
	Series 2008, AMT,
	GTY AGMT: Goldman Sachs
	0.420% 09/30/42(a)	18,495,000	18,495,000
PA Pittsburgh Urban Redevelopment Authority
	Series 2001, AMT,
	GIC: Trinity Plus Funding Co.
	1.330% 06/01/31(b)	14,013,000	14,013,000
PA Turnpike Commission
	Series 2008 C3,
	4.000% 07/31/09	92,060,000	92,260,731
PA Washington County Industrial Development Authority
	Pennatronics Corp.,
	Series 2001, AMT,
	LOC: National City Bank
	0.690% 11/01/20(a)	4,810,000	4,810,000
PENNSYLVANIA TOTAL			237,893,731
PUERTO RICO — 0.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 19A,
	LIQ FAC: Societe Generale
	0.310% 07/01/29(a)	2,675,000	2,675,000
	Series 2008,
	GTY AGMT: Citibank N.A.
	0.560% 09/03/09(g)	4,395,000	4,395,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	0.540% 07/01/28(a)	4,470,000	4,470,000
	Series 2008,
	LOC: Dexia Credit Local
	2.420% 01/01/28(a)	4,375,000	4,375,000
PUERTO RICO TOTAL			15,915,000
RHODE ISLAND — 0.1%
RI Housing & Mortgage Finance Corp.
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	0.550% 10/01/36(a)(c)	4,920,000	4,920,000
RHODE ISLAND TOTAL			4,920,000

27

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — 0.9%
SC Berkeley County Exempt Facility
	Amoco Corp.,
	Series 1997, AMT,
	0.220% 04/01/27(b)	19,050,000	19,050,000
	BP PLC,
	Series 2003, AMT,
	0.220% 05/01/38(b)	10,600,000	10,600,000
SC Housing Finance & Development Authority
	Series 2008 A, AMT,
	GIC: Depfa Bank PLC
	1.900% 09/18/09	22,000,000	22,000,000
SC Jobs Economic Development Authority
	1350 Shiloh Properties,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 09/01/27(a)	6,930,000	6,930,000
	Mancor Industries, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	1.050% 05/01/14(a)	445,000	445,000
	Quoize, Inc.,
	Series 1996, AMT,
	0.420% 05/01/16(b)	2,875,000	2,875,000
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	0.420% 11/01/22(a)	3,105,000	3,105,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.670% 03/01/49(a)	12,775,000	12,775,000
SOUTH CAROLINA TOTAL			77,780,000
SOUTH DAKOTA — 0.0%
SD Lawrence County
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	0.270% 07/01/32(a)	3,300,000	3,300,000
SOUTH DAKOTA TOTAL			3,300,000
TENNESSEE — 0.6%
TN Nashville & Davidson Metropolitan Government
	0.400% 06/18/09	20,000,000	20,000,000
TN Sevier County Public Building Authority
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.410% 06/01/28(a)	28,645,000	28,645,000
TN Shelby County Health Educational & Housing Facilities Board
	Courtyard Apartments, Inc.,
	Series 1997 A, AMT,
	LOC: National City Bank
	0.480% 07/01/22(a)	5,000,000	5,000,000
TENNESSEE TOTAL			53,645,000

28

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (CONTINUED)
TEXAS — 14.7%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.440% 01/02/23(a)	9,840,000	9,840,000
	1.440% 03/01/34(a)	10,600,000	10,600,000
TX Capital Industrial Development Corp. Solid Waste Disposal
	Texas Disposal Systems, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.500% 05/01/16(a)	10,850,000	10,850,000
TX Dallas Housing Finance Corp.
	Multi-Family Housing,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.440% 02/01/37(a)	10,970,000	10,970,000
	1.440% 03/01/38(a)	14,850,000	14,850,000
TX Department of Housing & Community Affairs
	Lancaster Apartments LP,
	Series 2007, AMT,
	LIQ FAC: FNMA
	0.450% 07/15/40(a)	14,250,000	14,250,000
	Single Family Housing,
	Series 2005 A, AMT,
	SPA: Dexia Credit Local
	1.400% 09/01/36(a)	71,205,000	71,205,000
	WOV Apartments LP,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.450% 07/01/41(a)	13,125,000	13,125,000
TX East Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 11/01/36(a)	12,215,000	12,215,000
TX Gulf Coast Industrial Development Authority
	Amoco Oil Co.,
	Series 1993, AMT,
	0.220% 04/01/28(b)	36,100,000	36,100,000
	Citgo Petroleum Corp.,
	Series 2001, AMT,
	LOC: Bank of New York
	0.230% 03/01/31(a)	21,700,000	21,700,000
	Exempt Facilities Industrial Revenue,
	BP PLC,
	Series 2003, AMT,
	LOC: BP PLC
	0.220% 04/01/38(b)	23,000,000	23,000,000

29

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
TX Gulf Coast Waste Disposal Authority
	Amoco Corp.:
	Series 1997, AMT,
	0.220% 01/01/26(b)	9,580,000	9,580,000
	Series 1998, AMT,
	0.220% 01/01/26(b)	22,500,000	22,500,000
	Amoco Oil Co.:
	Series 1994, AMT,
	0.220% 06/01/24(b)	37,540,000	37,540,000
	Series 1995, AMT,
	0.100% 07/01/27(b)	50,000,000	50,000,000
	Series 1996, AMT,
	0.220% 05/01/24(b)	16,000,000	16,000,000
	BP Amoco Chemical,
	Series 2003 B, AMT,
	GTY AGMT: BP PLC
	0.220% 09/01/38(a)	17,100,000	17,100,000
	BP Amoco PLC,
	Series 2001, AMT,
	0.220% 04/01/32(b)	22,700,000	22,700,000
	BP PLC:
	Series 2002, AMT,
	0.220% 07/01/36(b)	24,900,000	24,900,000
	Series 2003, AMT:
	0.220% 07/01/34(b)	25,000,000	25,000,000
	0.220% 05/01/38(b)	16,400,000	16,400,000
	Series 2006 B, AMT,
	0.220% 07/01/36(b)	9,500,000	9,500,000
	BP Products North America, Inc.,
	Series 2004, AMT,
	0.220% 12/01/31(b)	24,900,000	24,900,000
	BP Products North America,
	Series 2005, AMT,
	0.220% 07/01/26(b)	25,000,000	25,000,000
	Exxon Mobil Corp.
	Series 2001 A, AMT,
	0.100% 06/01/30(b)	25,000,000	25,000,000
	Series 2007, AMT,
	0.220% 07/01/42(a)	37,600,000	37,600,000
TX Harris County Health Facilities Development Corp.
	Blood Center Gulf Coast Regional,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.850% 04/01/17(a)	1,850,000	1,850,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Series 1998, AMT,
	LIQ FAC: FNMA
	0.570% 06/01/30(a)	10,920,000	10,920,000
	Series 2007, AMT:
	GTY AGMT: Citigroup Financial Products:
	1.440% 08/01/36(a)	7,065,000	7,065,000
	1.440% 02/01/37(a)	12,365,000	12,365,000
	1.440% 11/01/40(a)	14,850,000	14,850,000
	LIQ FAC: Citigroup Financial Products

30

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
	1.440% 05/01/36(a)	5,765,000	5,765,000
TX Harris County Industrial Development Corp.
	Exxon Capital Ventures,
	Series 1987, AMT,
	0.250% 08/15/27(b)	15,300,000	15,300,000
	Exxon Mobil Corp.,
	Series 1997, AMT,
	0.100% 04/01/32(b)	25,000,000	25,000,000
TX Houston Housing Financial Corp.
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.450% 04/15/37(a)	3,500,000	3,500,000
TX Kilgore Economic Development Corp.
	Cleveland Steel Container,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 12/01/23(a)	5,555,000	5,555,000
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Mobil Corp.,
	Series 2006 B-3, AMT,
	0.100% 04/01/26(b)	5,835,000	5,835,000
TX Lubbock Health Facilities Development Corp.
	St. Joseph Health System,
	Series 2008 B,
	LOC: Wachovia Bank N.A.
	0.320% 07/01/23(a)	9,000,000	9,000,000
TX Mansfield Industrial Development Corp.
	Aces - Pier 1 - Imports - Tex, Inc.,
	Series 1986, AMT,
	LOC: JPMorgan Chase Bank
	0.350% 11/01/26(a)	5,100,000	5,100,000
TX Panhandle Regional Housing Finance Agency
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	0.470% 05/01/36(a)	5,445,000	5,445,000
	1.440% 05/01/35(a)	6,200,000	6,200,000
TX Port Corpus Christi Industrial Development Corp.
	Citgo Petroleum Corp.:
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.230% 08/01/28(a)	9,200,000	9,200,000
	Series 2006 C, AMT,
	LOC: JPMorgan Chase Bank
	0.230% 10/01/36(a)	3,600,000	3,600,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.670% 10/01/50(a)	11,405,000	11,405,000

31

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.670% 06/01/30(a)	4,810,000	4,810,000
	0.670% 07/01/44(a)	9,970,000	9,970,000
	0.670% 03/01/46(a)	14,165,000	14,165,000
	0.670% 09/01/46(a)	13,225,000	13,225,000
	0.670% 09/01/47(a)	12,085,000	12,085,000
	0.670% 12/01/47(a)	11,645,000	11,645,000
	0.670% 11/01/49(a)	14,535,000	14,535,000
	0.670% 05/01/50(a)	14,325,000	14,325,000
TX RBC Municipal Products, Inc. Trust
	Series 2008, AMT,
	LOC: Royal Bank of Canada
	0.540% 12/01/27(a)	58,945,000	58,945,000
TX Red River
	Series 2000,
	Pre-refunded 05/15/10,
	5.750% 05/15/30	10,570,000	11,092,234
TX Southeast Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	0.690% 03/01/38(a)	13,510,000	13,510,000
TX State
	Series 2004 A, AMT,
	SPA: State Street Bank & Trust Co.
	0.400% 12/01/34(a)	41,050,000	41,050,000
	Series 2006, AMT,
	SPA: State Street Bank & Trust Co.:
	2.250% 02/01/12(a)	18,430,000	18,430,000
	2.250% 02/01/13(a)	33,460,000	33,460,000
	2.250% 08/01/14(a)	6,495,000	6,495,000
	2.250% 08/01/16(a)	6,770,000	6,770,000
	2.250% 08/01/17(a)	4,850,000	4,850,000
	Series 2007 A, AMT,
	SPA: State Street Bank & Trust Co.
	0.400% 06/01/37(a)	15,950,000	15,950,000
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.390% 04/01/37(a)	32,870,000	32,870,000
	Series 2009,
	LIQ FAC: Morgan Stanley
	0.420% 12/01/22(a)(f)	9,780,000	9,780,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Methodist Hospitals of Dallas,
	Series 2008 A,
	LOC: JPMorgan Chase
	0.200% 10/01/41(a)	7,600,000	7,600,000

32

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
TX Travis County Housing Finance Corp.
	Multi-Family Housing,
	Rosemont at Old Manor Apartments,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.450% 08/15/37(a)	6,700,000	6,700,000
TX University of Texas
	0.550% 06/10/09	10,205,000	10,205,000
	0.550% 07/01/09	10,000,000	10,000,000
TX Water Development Board
	Series 2007 A,
	SPA: JPMorgan Chase Bank
	0.240% 07/15/19(a)	76,931,000	76,931,000
TX West Side Calhoun County Naval District
	BP Amoco PLC,
	Series 2000, AMT,
	0.220% 10/01/30(b)	24,400,000	24,400,000
TEXAS TOTAL			1,254,178,234
UTAH — 1.1%
UT Board of Regents
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.450% 11/01/48(a)	40,000,000	40,000,000
UT Housing Corp.
	Multi-Family Housing,
	BP-UT 2 LLC,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	0.440% 07/01/35(a)	9,000,000	9,000,000
	Single Family Mortgage,
	Series 2008 D-1,
	GTY AGMT: DEPFA Bank PLC,
	LIQ FAC: Wells Fargo Bank N.A.
	2.300% 07/01/39(a)	12,250,000	12,250,000
	Series 2008 B1-Cl, AMT,
	SPA: Wells Fargo Bank N.A.
	0.450% 07/01/39(a)	12,950,000	12,950,000
UT Housing Finance Agency
	Single Family Mortgage,
	Series 2001 B, AMT,
	LIQ FAC: FHLB
	0.450% 07/01/32(a)	11,035,000	11,035,000
UT Salt Lake City Industrial Development
	Spring Air Mountain West,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.600% 07/01/23(a)	2,375,000	2,375,000
UT Tooele City Industrial Development
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.630% 10/01/22(a)	3,100,000	3,100,000

33

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (CONTINUED)
UT West Jordan Industrial Development
	Vesper Corp.,
	Series 1994 A, AMT,
	LOC: KeyBank N.A.
	1.000% 04/01/14(a)	5,000,000	5,000,000
UTAH TOTAL			95,710,000
VERMONT — 0.0%
VT Economic Development Authority
	Alpine Pipeline Co.,
	Series 1999 A, AMT,
	LOC: KeyBank N.A.
	2.600% 12/01/20(a)	15,000	15,000
VERMONT TOTAL			15,000
VIRGINIA — 0.8%
VA Chesapeake Economic Development Authority
	Tidewater Fibre Corp.,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	0.450% 12/01/14(a)	8,855,000	8,855,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.420% 09/01/26(a)	1,900,000	1,900,000
VA Fairfax County Redevelopment & Housing Authority
	Multi-Family Housing,
	Series 2007 67G, AMT,
	GTY AGMT: Goldman Sachs
	0.420% 06/01/42(a)	27,395,107	27,395,107
VA Norfolk Economic Development Authority
	Sentara Healthcare,
	Series 2009,
	0.700% 11/01/34(b)	13,890,000	13,890,000
VA Portsmouth Redevelopment & Housing Authority
	Multi-Family Housing,
	Series 2006, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.650% 03/01/50(a)(c)	3,430,000	3,430,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.670% 05/01/40(a)	6,620,000	6,620,000
VA Small Business Financing Authority
	Bleachtech LLC,
	Series 2007, AMT,
	LOC: National City Bank
	0.690% 09/01/22(a)	10,000,000	10,000,000
VIRGINIA TOTAL			72,090,107

34

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — 2.3%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.450% 08/01/26(a)	3,280,000	3,280,000
WA Housing Finance Commission
	Multi-Family Housing:
	Inglebrook Court,
	Series 1995, AMT,
	LIQ FAC: FHLMC
	0.470% 07/01/25(a)	8,300,000	8,300,000
	Lake City Senior Housing Associates,
	Series 2006, AMT,
	LIQ FAC: FHLMC
	0.600% 07/01/39(a)	4,500,000	4,500,000
	Mountain West Investment Corp.,
	Series 2001 A, AMT,
	LIQ FAC: FNMA
	0.560% 09/01/34(a)	6,285,000	6,285,000
	Pacific Inn Apartments,
	Series 1996 A, AMT,
	LOC: U.S. Bank N.A.
	0.630% 05/01/28(a)	1,350,000	1,350,000
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.600% 07/01/36(a)	2,495,000	2,495,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.440% 06/01/40(a)	7,395,000	7,395,000
	Sherwood Springs Apartments,
	Series 1997 A, AMT,
	LOC: U.S. Bank N.A.
	0.630% 09/01/27(a)	2,000,000	2,000,000
	Sisters of Providence,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.630% 12/01/15(a)	1,325,000	1,325,000
	The Seasons I LLC,
	Series 2006, AMT,
	LIQ FAC: FNMA
	0.430% 12/15/40(a)	14,700,000	14,700,000
	Series 2008, AMT:
	2.100% 07/01/09	20,000,000	20,000,000
	GTY AGMT: Citigroup Financial Products:
	1.140% 06/01/42(a)	44,695,000	44,695,000
	1.220% 01/01/38(a)	5,455,000	5,455,000
	1.280% 01/01/42(a)	26,730,000	26,730,000
WA Pierce County Economic Development
	McFarland Cascade,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.630% 12/01/17(a)	3,755,000	3,755,000

35

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (CONTINUED)
WA Port Bellingham Industrial Development Corp.
	BP West Coast Products LLC:
	Series 2001, AMT,
	GTY AGMT: BP PLC
	0.220% 12/01/33(a)	15,300,000	15,300,000
	Series 2006, AMT,
	0.220% 07/01/40(b)	5,800,000	5,800,000
WA Port of Seattle
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley
	0.400% 04/01/24(a)(f)	19,770,000	19,770,000
WA Seattle Housing Authority
	Rainier Vista, Phase I,
	Series 2003, AMT,
	LOC: KeyBank N.A.
	0.530% 12/01/36(a)	4,935,000	4,935,000
WASHINGTON TOTAL			198,070,000
WEST VIRGINIA — 0.7%
WV Beckley
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: Bank One West Virginia N.A.
	0.500% 10/01/16(a)	5,955,000	5,955,000
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2008 B, AMT,
	LOC: JPMorgan Chase Bank
	2.950% 02/01/36(a)	10,000,000	10,000,000
WV Putnam County Solid Waste Disposal
	Toyota Motor Credit Corp.,
	Series 1998 A, AMT,
	0.350% 06/01/28(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			55,955,000
WISCONSIN — 2.9%
WI Housing & Economic Development Authority
	Series 2003 A, AMT,
	SPA: FHLB
	0.350% 09/01/33(a)	10,920,000	10,920,000
	Series 2005 D, AMT,
	SPA: BNP Paribas
	0.440% 09/01/36(a)	81,030,000	81,030,000
	Series 2006 A, AMT,
	SPA: KBC Bank N.V.
	0.650% 09/01/37(a)	2,900,000	2,900,000
	Series 2008 A, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.500% 09/01/38(a)	86,060,000	86,060,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.520% 03/01/12(a)	5,610,000	5,610,000

36

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (CONTINUED)
WI Kenosha Industrial Development
	Monarch Plastics, Inc.,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	3.000% 12/01/09(g)	175,000	175,000
WI Menomonee Falls Industrial Development
	Jema LLC,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	1.500% 09/01/14(a)	1,915,000	1,915,000
WI Milwaukee
	Series 2008,
	3.000% 09/03/09	50,000,000	50,176,088
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.410% 12/01/44(a)	4,430,000	4,430,000
WI Oconto Industrial Development
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.730% 11/01/12(a)	700,000	700,000
WI Park Falls Industrial Development
	Shield Brothers, Inc.,
	Series 2000, AMT,
	LOC: Bank One Wisconsin N.A.
	0.550% 08/01/20(a)	700,000	700,000
WI Pewaukee Industrial Development
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	1.500% 09/01/20(a)	1,525,000	1,525,000
WI Saukville Village Community Industrial Development Authority
	Calibre, Inc.,
	Series 2004, AMT,
	LOC: U.S. Bank N.A.
	0.700% 09/01/29(a)	1,250,000	1,250,000
WI Sheboygan Industrial Development
	SBCO Foods of Wisconsin,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.500% 08/01/12(a)	1,270,000	1,270,000
WISCONSIN TOTAL			248,661,088
WYOMING — 1.4%
WY Lincoln County Pollution Control
	Exxon Capital Ventures:
	Series 1987 A, AMT,
	0.100% 07/01/17(b)	20,700,000	20,700,000
	Series 1987 B, AMT,
	0.100% 07/01/17(b)	11,500,000	11,500,000
	Series 1987 C, AMT,
	0.100% 07/01/17(b)	14,750,000	14,750,000

37

		Par ($)	Value ($)
Municipal Bonds — (continued)
WYOMING — (CONTINUED)
WY Student Loan Corp.
	Series 2008 A-1, AMT,
	LOC: Royal Bank of Canada
	0.440% 06/01/35(a)	60,000,000	60,000,000
WY Sublette County Pollution Control
	Exxon Capital Ventures,
	Series 1987 B, AMT,
	0.100% 07/01/17(b)	11,000,000	11,000,000
WYOMING TOTAL			117,950,000

	Total Municipal Bonds (cost of $7,476,094,351)		7,476,094,351

Short-Term Obligations — 11.8%
VARIABLE RATE DEMAND NOTES — 11.8%
Federal Home Loan Bank
	0.080% 06/01/09(h)	472,835,000	472,835,000
Federal Home Loan Mortgage Corp.
	0.310% 09/15/50(h)	262,513,000	262,513,000
	0.440% 06/15/36(h)	34,360,000	34,360,000
FHLMC Multi-Family VRD Certificates
	0.440% 05/15/46(b)	46,510,000	46,510,000
	0.510% 08/15/45(b)(e)	117,885,781	117,885,781
	0.560% 11/15/34(b)	10,723,818	10,723,818
	0.560% 02/15/35(b)(e)	10,417,212	10,417,212
	0.560% 01/15/47(b)(e)	38,841,484	38,841,484
Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: Dexia Credit Local
	2.560% 07/01/22(a)	11,560,000	11,560,000
VARIABLE RATE DEMAND NOTES TOTAL			1,005,646,295

	Total Short-Term Obligations (cost of $1,005,646,295)		1,005,646,295

	Total Investments — 99.2% (cost of $8,481,740,646)(i)		8,481,740,646

	Other Assets & Liabilities, Net — 0.8%		67,371,608

	Net Assets — 100.0%		8,549,112,254

38

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Securities no longer considered eligible securities in accordance with Rule 2a-7 under the 1940 Act are valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 – Other Significant Observable Inputs	8,481,740,646	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$8,481,740,646	$—

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(c)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly-owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(d)	Security purchased on a delayed delivery basis.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $283,399,477, which represents 3.3% of net assets.

39

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2009, these securities, which are not illiquid, amounted to $56,260,000, which represents 0.7% of net assets.

(g)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(h)	The rate shown represents the discount rate at the date of purchase.

(i)	Cost for federal income tax purposes is $8,481,740,646.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

40

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.7%
NEW YORK — 99.7%
NY Addison Central School District
	Series 2009,
	3.750% 01/21/10	3,050,000	3,088,404
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.500% 02/15/36(a)	17,150,000	17,150,000
NY Board of Cooperative Educational Services First Supervisory District Suffolk County
	Series 2008,
	2.500% 06/26/09	8,500,000	8,503,716
NY Broome County Industrial Development Agency
	James Johnston Memorial Nursing Home,
	Series 2003,
	LOC: Bank of New York
	0.340% 02/01/29(a)	1,845,000	1,845,000
NY Chenango County Industrial Development Agency
	Grace View Manor Nursing,
	Series 2003,
	LOC: Bank of New York
	0.340% 02/01/29(a)	3,455,000	3,455,000
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	LIQ FAC: FHLMC
	0.300% 05/01/31(a)	4,210,000	4,210,000
NY Dormitory Authority
	0.450% 06/08/09	9,000,000	9,000,000
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/34(a)	2,470,000	2,470,000
	Le Moyne College,
	Series 2009,
	LOC: TD Banknorth N.A.
	0.280% 01/01/39(a)	5,000,000	5,000,000
	New York Public Library:
	Series 1999 A,
	LOC: TD Bank N.A.
	0.190% 07/01/28(a)	6,440,000	6,440,000
	Series 1999 B,
	LOC: TD Bank N.A.
	0.190% 07/01/28(a)	10,900,000	10,900,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.320% 07/01/34(a)	10,000,000	10,000,000
	Samaritan Medical Center,
	Series 2009 B,
	LOC: HSBC Bank USA N.A.

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
	0.350% 11/01/36(a)	3,400,000	3,400,000
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.380% 03/15/37(a)(b)	12,600,000	12,600,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	0.480% 03/15/35(a)	18,380,000	18,380,000
	Series 2009:
	LIQ FAC: Citibank N.A.
	0.580% 08/15/31(a)(b)	5,995,000	5,995,000
	LIQ FAC: Morgan Stanley Municipal Funding
	0.350% 08/15/24(a)(b)	7,920,000	7,920,000
	Sisters of Charity Hospital,
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/22(a)	6,200,000	6,200,000
	Wagner College
	Series 2009,
	LOC: TD Bank N.A.
	0.280% 07/01/38(a)	4,000,000	4,000,000
NY Dutchess County Industrial Development Agency
	Marist College:
	Series 1999 A,
	LOC: JPMorgan Chase Bank
	0.300% 07/01/28(a)	3,500,000	3,500,000
	Series 2005 A,
	LOC: Bank of New York
	0.300% 07/01/35(a)	8,435,000	8,435,000
	Trinity Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank, N.A.
	0.340% 10/01/32(a)	2,065,000	2,065,000
NY Eagle Tax-Exempt Trust
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.640% 01/30/12(a)(b)	6,430,000	6,430,000
NY Eclipse Funding Trust
	Series 2006 -28,
	LIQ FAC: U.S. Bank N.A.
	0.250% 11/15/13(a)	2,500,000	2,500,000
	Series 2006,
	LIQ FAC: U.S. Bank N.A.
	0.250% 06/15/12(a)(b)	1,000,000	1,000,000
NY Elmira Heights Central School District
	Series 2008,
	2.750% 07/15/09	7,100,000	7,105,019
NY Environmental Facilities Corp.
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 12/15/15(a)	3,625,000	3,625,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY Erie County Industrial Development Agency
	Suburban Adult Services Inc.,
	Series 2008,
	LOC: KeyBank N.A.
	2.200% 06/01/22(a)	70,000	70,000
NY Greenport Union Free School District
	Series 2008,
	2.750% 06/30/09	1,800,000	1,800,093
NY Hempstead Union Free School District
	Series 2008,
	3.750% 06/12/09	6,320,000	6,322,883
NY Herkimer County Industrial Development Agency
	Templeton Foundation,
	Series 2000,
	LOC: KeyBank N.A.
	2.100% 12/01/14(a)	35,000	35,000
NY Housing Finance Agency
	Barclay Street Realty LLC,
	Series 2004 A,
	Guarantor: FNMA
	0.180% 11/15/37(a)	10,800,000	10,800,000
	Series 2009,
	LOC: Wachovia Bank N.A.:
	0.180% 05/01/42(a)	3,180,000	3,180,000
	0.230% 05/01/42(a)	4,200,000	4,200,000
NY La Fargeville Central School District
	Series 2008,
	2.750% 07/10/09	2,000,000	2,001,043
NY Livingston County Industrial Development Agency
	Nicholas H. Noyes Memorial Hospital,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/19(a)	2,457,000	2,457,000
NY Local Government Assistance Corp.
	Series 1995 D,
	LOC: Societe Generale
	0.180% 04/01/25(a)	3,180,000	3,180,000
	Series 1995 F,
	LOC: Societe Generale
	0.170% 04/01/25(a)	11,600,000	11,600,000
	Series 1995 G,
	LOC: Bank of Nova Scotia
	0.150% 04/01/25(a)	1,135,000	1,135,000
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.380% 04/01/21(a)	5,225,000	5,225,000
	Series 2008 B,
	SPA: Dexia Credit Local
	1.850% 04/01/21(a)	28,290,000	28,290,000
NY Long Island Power Authority
	Series 2003,
	SPA: Dexia Credit Local
	1.500% 12/01/29(a)	10,000,000	10,000,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY Marlboro Central School District
	Series 2008:
	3.250% 12/17/09	8,600,000	8,634,275
	4.500% 07/15/09	11,000,000	11,006,453
NY Metropolitan Transportation Authority
	Series 2005 G-2,
	LOC: BNP Paribas
	0.220% 11/01/26(a)	7,100,000	7,100,000
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.480% 11/15/35(a)	10,000,000	10,000,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	0.530% 11/15/31(a)	11,385,000	11,385,000
	Series 2008 A,
	4.000% 11/15/09	1,250,000	1,266,691
	Series 2008 B-1,
	LOC: Scotiabank
	0.150% 11/01/34(a)	7,400,000	7,400,000
	Series 2008 B-2,
	LOC: BNP Paribas
	0.150% 11/01/34(a)	8,125,000	8,125,000
	Series 2008 B-3,
	LOC: Lloyds TSB Bank PLC
	0.150% 11/01/34(a)	7,800,000	7,800,000
	Series 2008 G1,
	LOC: Bank of Nova Scotia
	0.100% 11/01/26(a)	38,100,000	38,100,000
NY Monroe County Industrial Development Agency
	Association For The Blind,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.750% 02/01/38(a)	1,900,000	1,900,000
	Cherry Ridge Independent Living,
	Series 2005,
	LOC: HSBC Bank USA N.A.
	0.180% 01/01/35(a)	2,190,000	2,190,000
	DePaul Properties, Inc.,
	Series 2006,
	LOC: KeyBank N.A.
	1.900% 06/01/26(a)	85,000	85,000
	Monroe Community College Association, Inc.,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.270% 01/15/32(a)	2,550,000	2,550,000
	Nazareth College of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.330% 04/01/38(a)	4,400,000	4,400,000
	St. Ann’s Nursing Home Co., Inc.,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.300% 07/01/30(a)	4,855,000	4,855,000
	St. Ann’s Nursing Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.300% 07/01/30(a)	9,925,000	9,925,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY Mortgage Agency
	Series 2008,
	SPA: Dexia Credit Local
	1.000% 04/01/47(a)	6,565,000	6,565,000
NY Mount Vernon City School District
	Series 2008,
	4.000% 08/11/09	9,124,852	9,156,100
NY Nassau County Tobacco Settlement Corp.
	Series 1999 A,
	Pre-refunded 07/15/09:
	6.250% 07/15/20	4,125,000	4,188,258
	6.500% 07/15/27	10,000,000	10,156,300
NY Nassau Health Care Corp.
	Series 1999,
	Pre-refunded 08/01/09:
	5.500% 08/01/19	18,750,000	19,256,531
	5.750% 08/01/29	3,000,000	3,082,291
NY New York City Cultural Trust
	American Museum of Natural History,
	Series 1999 A,
	Pre-refunded 07/01/09,
	5.750% 07/01/29	19,880,000	20,143,023
	Lincoln Center for Performing Arts,
	Series 2008 B-1,
	LOC: U.S. Bank N.A.
	0.180% 11/01/38(a)	3,750,000	3,750,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.430% 07/01/31(a)	1,600,000	1,600,000
NY New York City Housing Development Corp.
	201 Pearl LLC,
	Series 2006 A,
	Guarantor: FNMA
	0.180% 10/15/41(a)	8,150,000	8,150,000
	East 124th Street LLC,
	Series 2008,
	Guarantor: FHLMC
	0.100% 11/01/46(a)	5,000,000	5,000,000
	James West Ninety LLC,
	Series 2002 A,
	Guarantor: FNMA
	0.180% 06/15/32(a)	3,637,500	3,637,500
	Multi-Family Housing,
	96th Street Associates LP,
	Series 1997 A,
	Guarantor: FNMA
	0.180% 11/15/19(a)	48,080,000	48,080,000
	Series 2008 M,
	1.200% 11/01/13(a)	12,400,000	12,400,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY New York City Industrial Development Agency
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.430% 07/01/41(a)	6,940,000	6,940,000
NY New York City Municipal Water Finance Authority
	1.250% 06/04/09(c)	5,700,000	5,700,000
	Series 2001 F-2,
	SPA: JPMorgan Chase Bank
	0.210% 06/15/33(a)	2,000,000	2,000,000
	Series 2005 AA-1,
	0.150% 06/15/32(a)	25,105,000	25,105,000
	Series 2005 AA-3,
	SPA: Dexia Credit Local
	1.350% 06/15/32(a)	26,850,000	26,850,000
	Series 2005,
	LIQ FAC: Citibank N.A.
	0.380% 06/15/36(a)	25,075,000	25,075,000
	Series 2008 B-2,
	SPA: Lloyds TSB Bank PLC
	0.250% 06/15/24(a)	935,000	935,000
	Series 2008 B-4,
	SPA: BNP Paribas
	0.230% 06/15/23(a)	5,200,000	5,200,000
	Series 2008:
	LIQ FAC: Citibank N.A.
	0.430% 06/15/38(a)	3,700,000	3,700,000
	LIQ FAC: JPMorgan Chase Bank
	0.300% 06/15/10(a)	100,000	100,000
	LOC: Citigroup Financial Products
	0.480% 06/15/40(a)(b)	3,900,000	3,900,000
NY New York City Transitional Finance Authority
	Series 2002 2C,
	LIQ FAC: Lloyds TSB Bank PLC
	0.100% 11/01/22(a)	6,000,000	6,000,000
	Series 2002 3B,
	SPA: Citibank N.A.
	0.250% 11/01/22(a)	5,200,000	5,200,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	0.480% 02/01/31(a)	11,050,000	11,050,000
NY New York City
	Series 1995 F-3,
	LOC: Morgan Guaranty Trust
	0.280% 02/15/13(a)	1,900,000	1,900,000
	Series 1999 I,
	3.500% 08/01/09	1,250,000	1,255,979
	Series 2002 C-4,
	LOC: BNP Paribas
	0.170% 08/01/20(a)	2,500,000	2,500,000
	Series 2002 C5,
	LOC: Bank of New York
	0.170% 08/01/20(a)	14,835,000	14,835,000
	Series 2004 h2,
	LOC: Bank of New York
	0.170% 03/01/34(a)	4,170,000	4,170,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
	Series 2006 I-4,
	LOC: Bank of New York
	0.210% 04/01/36(a)	10,900,000	10,900,000
	Series 2006 I-6,
	LOC: California State Teachers Retirement System
	0.180% 04/01/36(a)	24,905,000	24,905,000
	Series 2008 K,
	SPA: Wachovia Bank N.A.
	0.360% 08/01/20(a)	6,660,000	6,660,000
	Series 2008,
	LIQ FAC: Citibank N.A.:
	0.380% 08/01/21(a)(b)	2,955,000	2,955,000
	0.380% 06/01/23(a)(b)	7,080,000	7,080,000
NY Onondaga County Industrial Development Agency
	Syracuse University,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.180% 07/01/37(a)	9,495,000	9,495,000
NY Oppenheim-Ephratah Central School District
	Series 2008,
	3.000% 08/07/09	5,080,000	5,089,138
NY Otsego County Industrial Development Agency
	Templeton Foundation,
	Series 2007,
	LOC: KeyBank N.A.
	2.100% 06/01/27(a)	5,000	5,000
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia:
	0.600% 03/01/16(a)	2,500,000	2,500,000
	0.600% 03/01/20(a)	34,250,000	34,250,000
	Series 2007,
	Insured: NPFGC,
	LIQ FAC: Citigroup Financial Products
	0.530% 11/15/47(a)	4,950,000	4,950,000
NY Reset Optional Certificates Trust II-R
	Series 2006,
	LIQ FAC: Citibank N.A.
	0.380% 10/01/35(a)	3,240,000	3,240,000
NY Riverhead Industrial Development Authority
	Peconic Bay Medical Center,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	0.270% 07/01/31(a)	7,825,000	7,825,000
NY Rush- Henrietta Central Schlool District
	Series 2009,
	3.500% 06/15/09	900,998	901,868

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY South Huntington Union Free School District
	Series 2009,
	3.000% 09/15/09	905,000	910,247
NY St. Lawrence County Industrial Development Agency
	St. Lawrence University:
	Series 2001,
	LOC: HSBC Bank USA N.A.
	0.170% 10/01/31(a)	11,550,000	11,550,000
	Series 2005,
	LOC: HSBC Bank USA N.A.
	0.170% 07/01/32(a)	8,225,000	8,225,000
NY Suffolk County
	Series 2009 I,
	2.000% 08/13/09	25,000,000	25,059,976
NY Syracuse Industrial Development Agency
	Syracuse University:
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.180% 12/01/35(a)	11,000,000	11,000,000
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	0.180% 12/01/35(a)	11,400,000	11,400,000
	Series 2008 A-1,
	LOC: JPMorgan Chase Bank
	0.150% 07/01/37(a)	8,700,000	8,700,000
NY Syracuse
	Series 2008 A,
	2.750% 06/19/09	890,000	890,236
NY Thruway Authority Revenue
	Series 2003,
	5.000% 03/15/10	6,055,000	6,249,965
NY Tobacco Settlement Financing Authority
	Series 2006,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: Merrill Lynch Capital Services
	0.490% 06/01/20(a)(d)	32,000,000	32,000,000
NY Triborough Bridge & Tunnel Authority
	Series 2005 A,
	SPA: Dexia Credit Local
	1.000% 11/01/35(a)	11,765,000	11,765,000
	Series 2008 54,
	LOC: Societe Generale
	0.320% 01/01/32(a)	3,830,000	3,830,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.430% 11/15/32(a)	4,360,000	4,360,000
	Series 2009 A1,
	2.000% 11/15/38(a)	5,000,000	5,042,890
NY Troy Industrial Development Authority
	Rensselaer Polytechnical Institute,
	Series 2002 D,
	LOC: Northern Trust Co.
	0.180% 09/01/42(a)	13,250,000	13,250,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY TSASC, Inc.
	Series 1999 -1,
	Pre-refunded 07/15/09:
	6.250% 07/15/27	2,760,000	2,801,004
	6.375% 07/15/39	15,250,000	15,484,098
NY Urban Development Corp.
	Series 2004 A3A,
	SPA: Dexia Credit Local
	0.750% 03/15/33(a)	25,405,000	25,405,000
	Series 2004 A3C,
	SPA: Dexia Credit Local
	0.750% 03/15/33(a)	11,450,000	11,450,000
	Series 2007:
	LIQ FAC: Citibank N.A.
	0.380% 03/15/36(a)(b)	2,500,000	2,500,000
	LIQ FAC:CitiGroup Financial Products
	0.480% 03/15/35(a)	18,460,000	18,460,000
	Series 2008 A-5,
	LOC: TD Banknorth N.A.
	0.150% 01/01/30(a)	22,900,000	22,900,000
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.380% 12/15/28(a)(b)	2,540,000	2,540,000
NY Westchester County Industrial Development
	Westchester Jewish Community,
	Series 1998,
	LOC: Chase Manhattan Bank
	0.750% 10/01/28(a)	855,000	855,000
NY Wyandanch Union Free School District
	Series 2008,
	3.250% 06/26/09	4,500,000	4,503,015
NY Yonkers Industrial Development Agency
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.150% 06/01/36(a)	23,350,000	23,350,000
NEW YORK TOTAL			1,115,053,996

	Total Municipal Bonds (cost of $1,115,053,996)		1,115,053,996

9

Total Investments — 99.7% (cost of $1,115,053,996)(e)		$1,115,053,996

Other Assets & Liabilities, Net — 0.3%		3,874,634

Net Assets — 100.0%		$1,118,928,630

Notes to Investment Portfolio:

*		Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•

Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	1,115,053,996	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,115,053,996	$—

10

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $52,920,000, which represents 4.7% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $5,700,000, which represents less than 0.1% of net assets.

(d)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)	Cost for federal income tax purposes is $1,115,053,996.

Acronym	Name

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

11

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.9%
ALABAMA — 0.4%
AL Chatom Industrial Development Board
	Powersouth Energy Cooperative,
	Series 2000 C,
	SPA: National Rural Utilities Finance
	6.000% 12/01/24(a)	5,000,000	5,000,000
AL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.300% 08/01/32(a)	13,670,000	13,670,000
AL Pell City Special Care Facilities
	Noland Health Services, Inc.,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.340% 12/01/39(a)	5,000,000	5,000,000
AL Public School & College Authority
	Series 2007,
	5.000% 12/01/09	14,820,000	15,103,633
AL Vestavia Hills
	Series 2007,
	SPA: Bank of New York
	0.420% 02/01/28(a)	10,720,000	10,720,000
ALABAMA TOTAL			49,493,633
ALASKA — 1.1%
AK Housing Finance Corp. Home Mortgage
	Series 2009 A,
	0.270% 12/01/40(b)	13,400,000	13,400,000
	Series 2009 B,
	0.270% 12/01/40(b)	15,220,000	15,220,000
AK Valdez Marine Terminal Revenue
	BP Pipeline, Inc.:
	Series 2003 B,
	0.130% 07/01/37(a)	70,200,000	70,200,000
	Series 2003 C,
	0.130% 07/01/37(a)	7,400,000	7,400,000
	Exxon Mobil Corp.:
	Series 1993 C,
	0.050% 12/01/33(b)	14,000,000	14,000,000
	Series 2001,
	0.090% 12/01/29(b)	10,000,000	10,000,000
ALASKA TOTAL			130,220,000
ARIZONA — 1.2%
AZ Board of Regents
	Series 2008 A,
	LOC: Lloyds TSB Bank PLC
	0.150% 07/01/34(a)	6,500,000	6,500,000
	Series 2008 B,
	LOC: Lloyds TSB Bank PLC
	0.200% 07/01/34(a)	7,400,000	7,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (CONTINUED)
AZ Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.300% 07/01/32(a)(c)	6,990,000	6,990,000
AZ Fort McDowell Yavapai Nation
	Series 2004 A,
	0.690% 05/01/24(b)	34,175,000	34,175,000
AZ Health Facilities Authority
	Series 2007,
	GTY AGMT: BNP Paribas
	0.550% 02/01/42(a)	12,500,000	12,500,000
AZ Maricopa County Unified School District No. 097 Deer Valley
	Series 2004,
	5.000% 07/01/09	12,910,000	12,942,747
AZ Phoenix Industrial Development Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.500% 12/01/27(a)	12,615,000	12,615,000
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 07/01/42(a)	16,450,000	16,450,000
AZ Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	LIQ FAC: Merrill Lynch International Bank
	0.440% 07/01/35(a)(d)	28,635,000	28,635,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.400% 12/01/21(a)	2,100,000	2,100,000
	Series 2005,
	LIQ FAC: FHLMC
	0.500% 04/01/30(a)	8,295,000	8,295,000
AZ Yavapai County Industrial Development Authority
	Flagstaff Medical Center,
	Series 2009 B,
	LOC: Banco Bilbao Vizcaya
	0.320% 12/01/39(a)	4,000,000	4,000,000
ARIZONA TOTAL			152,602,747
ARKANSAS — 0.1%
AR Little Rock Metrocentre Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Bank of New York
	0.400% 12/01/25(a)	6,300,000	6,300,000
ARKANSAS TOTAL			6,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — 10.3%
CA Alameda Public Financing Authority
	Series 2003 A,
	LOC: Union Bank of California N.A.,
	LOC: California State Teachers’ Retirement System
	0.100% 12/01/33(a)	5,365,000	5,365,000
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.300% 08/01/29(a)	11,810,000	11,810,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.200% 05/01/22(a)	103,460,000	103,460,000
	Series 2002 B-3,
	LOC: Bank of New York
	0.200% 05/01/22(a)	25,645,000	25,645,000
	Series 2002 C-15,
	LOC: Bank of Nova Scotia
	0.070% 05/01/22(a)	23,395,000	23,395,000
	Series 2002 C-4,
	LOC: JPMorgan Chase Bank,
	LOC: California State Teachers’ Retirement System
	0.150% 05/01/22(a)	74,730,000	74,730,000
	Series 2008 J-1,
	LOC: JPMorgan Chase Bank,
	LOC: California Public Employees Retirement
	0.200% 05/01/18(a)	31,475,000	31,475,000
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank
	LOC: Societe General
	0.180% 05/01/20(a)	59,820,000	59,820,000
CA Foothill-De Anza Community College District
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 08/01/31(a)	20,875,000	20,875,000
CA Health Facilities Financing Authority
	Adventist Health Systems,
	Series 2009 B,
	LOC: US Bank NA
	0.150% 09/01/38(a)	3,600,000	3,600,000
	Kaiser Permanente,
	Series 2006 C,
	0.100% 06/01/41(b)	93,300,000	93,300,000
CA Infrastructure & Economic Development Bank
	Buck Institute for Age Research,
	Series 2001,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.150% 11/15/37(a)	37,600,000	37,600,000
CA Irvine Ranch Water District
	Series 1995,
	LOC: State Street Bank & Trust Co.
	0.100% 01/01/21(a)	10,700,000	10,700,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (CONTINUED)
CA Los Angeles Department of Water & Power
	Series 2001 B-2:
	0.100% 07/01/35(a)	10,300,000	10,300,000
	0.120% 07/01/34(a)	27,650,000	27,650,000
	Series 2001 B-3,
	0.130% 07/01/34(a)	41,200,000	41,200,000
CA Los Angeles Regional Airports Improvement Corp.
	LAX Two Corp,
	Series 1985 LAX-2,
	LOC: Societe Generale
	0.190% 12/01/25(a)	27,900,000	27,900,000
CA Manteca Redevelopment Agency
	Series 2005,
	LOC: State Street Bank & Trust Co.
	0.200% 10/01/42(a)	20,500,000	20,500,000
CA Menlo Park Community Development Agency
	Series 2006,
	SPA: State Street Bank & Trust Co.
	0.200% 01/01/31(a)	14,000,000	14,000,000
CA Metropolitan Water District of Southern California
	Series 2000 B-3,
	SPA: BNP Paribas
	0.100% 07/01/35(a)	22,600,000	22,600,000
CA Pollution Control Financing Authority
	Pacific Gas & Electric Corp.,
	Series 1996 E,
	LOC: Bank One N.A.
	0.100% 11/01/26(a)	51,810,000	51,810,000
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.180% 11/01/26(a)	32,475,000	32,475,000
CA School Cash Reserve Program Authority
	Series 2008 A,
	LOC: U.S. Bank N.A.,
	GIC: Natixis
	3.000% 07/06/09	9,805,000	9,817,531
CA Statewide Communities Development Authority
	John Muir Health:
	Series 2008 A,
	LOC: UBS AG
	0.150% 08/15/36(a)	7,000,000	7,000,000
	Series 2008 C,
	LOC: Wells Fargo Bank N.A.
	0.150% 08/15/27(a)	21,700,000	21,700,000
	Kaiser Foundation Hospitals:
	Series 2008 A,
	0.100% 04/01/32(b)	26,500,000	26,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (CONTINUED)
	Series 2008 C,
	3.000% 04/01/34(b)	16,000,000	16,341,007
	Series 2009,
	1.000% 04/01/43(a)	13,000,000	13,278,980
	Kaiser Permanente:
	Series 2003 D,
	0.100% 05/01/33(b)	20,300,000	20,300,000
	Series 2004 M,
	0.100% 04/01/38(b)	5,080,000	5,080,000
	Rady Children’s Hospital,
	Series 2008 D,
	LOC: Wachovia Bank N.A.
	0.100% 08/15/41(b)	43,050,000	43,050,000
CA State
	Series 2004 A-1,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement System
	0.150% 05/01/34(a)	58,285,000	58,285,000
	Series 2004 A-2,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement System
	0.200% 05/01/34(a)	41,100,000	41,100,000
	Series 2004 A-5,
	LOC: Citibank N.A.
	LOC: California State Teachers’ Retirement System
	0.150% 05/01/34(a)	6,900,000	6,900,000
	Series 2004 B-1,
	LOC: Citibank N.A.
	LOC: State Street Bank & Trust, Co.
	0.150% 05/01/34(a)	58,680,000	58,680,000
	Series 2004 B-2,
	LOC: Citibank N.A.,
	LOC: State Street Bank & Trust, Co.,
	0.200% 05/01/34(a)	30,600,000	30,600,000
	Series 2004 B-3,
	LOC: Citibank N.A.,
	LOC: State Street Bank & Trust Co.
	0.100% 05/01/34(a)	45,850,000	45,850,000
	Series 2005 A,
	LOC: Calyon Bank
	0.120% 05/01/40(a)	106,975,000	106,975,000
CALIFORNIA TOTAL			1,261,667,518
COLORADO — 1.5%
CO Castle Pines North Fin Corp.
	Seies 2009,
	LOC: Wells Fargo BankN.A.
	0.250% 12/01/34(a)	4,000,000	4,000,000
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.300% 07/01/21(a)	8,000,000	8,000,000
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	0.340% 12/01/25(a)	11,000,000	11,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (CONTINUED)
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.340% 12/01/25(a)	15,000,000	15,000,000
CO Educational & Cultural Facilities Authority
	Council for Jewish Elderly,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.300% 03/01/39(a)	5,050,000	5,050,000
	Milwaukee Jewish Federation Inc.,
	Series 2007 C-5,
	LOC: U.S. Bank N.A.
	0.300% 11/01/37(a)	2,000,000	2,000,000
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.400% 05/01/33(a)	10,600,000	10,600,000
	Valor Christian Schools,
	Series 2007,
	LOC: Sovereign Bank FSB,
	LOC: Banco Santander
	0.320% 11/01/38(a)	10,000,000	10,000,000
CO Harvest Junction Metropolitan District
	Series 2006,
	LOC: U.S. Bank N.A.
	0.300% 12/01/36(a)	4,000,000	4,000,000
CO Health Facilities Authority
	Community Hospital Association,
	Series 2003 B,
	LOC: JPMorgan Chase Bank
	0.250% 12/01/33(a)	29,890,000	29,890,000
	Crossroads at Delta ALF,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.380% 11/01/28(a)	3,800,000	3,800,000
	Evangelical Lutheran Society,
	Series 2008,
	LOC: U.S. Bank N.A.
	0.330% 06/01/15(a)	5,000,000	5,000,000
	Jeffco American Baptist Residence,
	Series 2006 A,
	LOC: U.S. Bank N.A.
	0.440% 07/01/32(a)	8,105,000	8,105,000
	Plan de Salud Del Valle,
	Series 2005,
	LOC: KeyBank N.A.
	1.900% 06/01/30(a)	70,000	70,000
CO Housing & Finance Authority
	Series 2002 1-A3,
	SPA: FHLB
	0.300% 11/01/21(a)	14,615,000	14,615,000
	Series 2002 C4,
	SPA: FHLB
	0.300% 10/01/32(a)	12,135,000	12,135,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (CONTINUED)
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	0.300% 12/01/23(a)	12,315,000	12,315,000
CO Lafayette Exemplatory Improvement District
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.300% 12/01/22(a)	2,720,000	2,720,000
CO Pitkin County Industrial Development Revenue
	Aspen Skiing Co.,
	Series 1994 A,
	LOC: JPMorgan Chase Bank
	0.300% 04/01/16(a)	2,800,000	2,800,000
CO Vista Ridge Metropolitan District
	Series 2001,
	Pre-refunded 06/01/09,
	7.500% 12/01/31	8,925,000	8,925,000
CO Westminster Multi-Family Revenue
	Series 2005,
	LIQ FAC: FHLMC
	0.700% 06/01/12(a)	13,970,000	13,970,000
COLORADO TOTAL			183,995,000
CONNECTICUT — 0.0%
CT Health & Educational Facilities Authority
	Yale University,
	Series 2005 Y-3,
	0.150% 07/01/35(b)	360,000	360,000
CONNECTICUT TOTAL			360,000
DELAWARE — 1.0%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.340% 06/01/24(a)	11,140,000	11,140,000
	0.340% 12/18/27(a)	66,930,000	66,930,000
DE Economic Development Authority Revenue
	PUMH of Maryland, Inc.,
	Series 2007 B,
	LOC: PNC Bank N.A.
	0.170% 05/15/37(a)	15,415,000	15,415,000
DE New Castle County Student Housing Revenue
	Series 2005,
	LOC: Bank of New York
	0.320% 08/01/31(a)	12,190,000	12,190,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (CONTINUED)
DE Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.500% 12/01/30(a)	11,220,000	11,220,000
DELAWARE TOTAL			116,895,000
DISTRICT OF COLUMBIA — 1.2%
DC State
	0.350% 06/08/09	15,500,000	15,500,000
	0.450% 06/09/09	11,900,000	11,900,000
	Series 2001 C,
	LOC: JPMorgan Chase Bank
	0.250% 06/01/26(a)	4,645,000	4,645,000
	Series 2008 C,
	LOC: Dexia Credit Local
	1.000% 06/01/27(a)	60,000,000	60,000,000
	Series 2008,
	2.500% 09/30/09	34,500,000	34,659,792
	Washington Drama Society,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.300% 07/01/47(a)	15,000,000	15,000,000
DC University
	Georgetown University,
	Series 2007 C1,
	LOC: JPMorgan Chase Bank
	0.280% 04/01/41(a)	9,575,000	9,575,000
DISTRICT OF COLUMBIA TOTAL			151,279,792
FLORIDA — 9.0%
FL BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.240% 08/01/26(a)	11,225,000	11,225,000
	0.260% 02/15/21(a)	21,535,000	21,535,000
	Series 2008:
	LIQ FAC: Branch Banking & Trust
	0.260% 06/01/14(a)	10,380,000	10,380,000
	LOC: Branch Banking & Trust:
	0.340% 03/01/23(a)	12,800,000	12,800,000
	0.340% 04/01/24(a)	11,995,000	11,995,000
	0.340% 07/18/24(a)	19,495,000	19,495,000
	0.340% 11/01/24(a)	10,105,000	10,105,000
FL Citizens Property Insurance Corp.
	Series 2008 A,
	LOC: Societe Generale
	0.340% 03/01/13(a)	12,500,000	12,500,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.370% 11/01/27(a)	11,440,000	11,440,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.290% 10/01/24(a)	1,070,000	1,070,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (CONTINUED)
	LIQ FAC: Deutsche Bank AG
	0.290% 07/01/22(a)	5,860,000	5,860,000
FL Dexia Credit Local Certificates Trust
	Series 2008,
	GTY AGMT: Dexia Credit Local
	1.120% 08/01/27(a)	64,210,000	64,210,000
FL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.:
	0.270% 05/01/31(a)	3,920,000	3,920,000
	0.300% 07/01/35(a)	18,525,000	18,525,000
	Series 2007,
	LIQ FAC: U.S. Bank N.A.
	0.270% 05/01/32(a)	4,660,000	4,660,000
FL Gas Utility Revenue
	Series 2006 A-1,
	0.300% 11/01/26	140,450,000	140,450,000
FL Gulfstream Park Community Development District
	Series 2008,
	GTY AGMT: Goldman Sachs
	0.390% 05/01/39(a)	60,280,000	60,280,000
FL Housing Finance Corp.
	Series 2006,
	LIQ FAC: FHLMC
	0.500% 10/01/32(a)	16,865,000	16,865,000
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.390% 06/15/47(a)	41,495,000	41,495,000
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/09	50,250,000	50,370,588
FL Jacksonville Health Facilities Authority
	Southern Baptist Hospital:
	Series 2007 D,
	LOC: Wachovia Bank N.A.
	0.280% 08/15/27(a)	11,500,000	11,500,000
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.220% 08/15/23(a)	5,825,000	5,825,000
FL Jacksonville Industrial Development Revenue
	Series 1993,
	LOC: Northern Trust Co.
	0.400% 07/01/13(a)	3,150,000	3,150,000
FL JEA Electric Systems Revenue
	Series 2008 3B-1,
	LOC: Wachovia Bank NA
	0.300% 10/01/40(a)	12,000,000	12,000,000
FL JEA Energy Systems Revenue
	Series 2004 A,
	LOC: State Street Bank & Trust Co.
	0.350% 10/01/34(a)	5,000,000	5,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (CONTINUED)
FL JEA Water & Sewer System Revenue
	Series 2008 B-1,
	SPA: State Street Bank & Trust Co.
	0.250% 10/01/36(a)	9,675,000	9,675,000
FL Keys Aqueduct Authority
	Series 2008,
	LOC: TD Banknorth N.A.
	0.200% 09/01/35(a)	10,500,000	10,500,000
FL Lee Memorial Health System
	Series 2009 C,
	LOC: Northern Trust Co.
	0.320% 04/01/33(a)	3,000,000	3,000,000
FL Leesburg
	Regional Medical Center,
	Series 2008 B,
	LOC: Bank of Nova Scotia
	0.340% 07/01/36(a)	8,000,000	8,000,000
FL Local Goverment Finacial Commision
	0.400% 06/02/09	19,674,000	19,674,000
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2008,
	LOC: PNC Bank N.A.
	0.200% 11/15/25(a)	19,325,000	19,325,000
FL Miami-Dade County Educational Facilities Authority
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 04/01/28(a)	15,190,000	15,190,000
	Series 2008,
	GTY AGMT: Wells Fargo & Co.
	0.330% 04/01/38(a)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.400% 04/01/32(a)	5,695,000	5,695,000
FL Orange County Health Facilities Authority
	Presbyterian Retirement Communities,
	Series 2006 A,
	LOC: Branch Banking & Trust
	0.220% 11/01/28(a)	11,400,000	11,400,000
FL Palm Beach County
	Series 1999,
	Pre-refunded 08/01/09
	5.750% 08/01/18	3,880,000	3,944,611
	Zoological Society, Inc.,
	Series 2001,
	LOC: Northern Trust Co.
	0.400% 05/01/31(a)	6,600,000	6,600,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (CONTINUED)
FL Pinellas County Health Facility Authority
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.250% 11/01/38(a)	9,025,000	9,025,000
	Series 2009 A-3,
	LOC: Wachovia Bank N.A.
	0.300% 11/01/38(a)	7,100,000	7,100,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.650% 11/01/25(a)	17,995,000	17,995,000
FL RBC Municipal Products, Inc., Trust
	Series 2008 E-6,
	LOC: Royal Bank of Canada
	0.440% 01/01/10	37,690,000	37,690,000
	Series 2008 E-7,
	LOC: RBC Centura Bank
	0.450% 01/01/10	5,000,000	5,000,000
FL Sarasota County Public Hospital District
	Sarasota Memorial Hospital,
	Series 2008 A,
	LOC: Northern Trust Company
	0.230% 07/01/37(a)	11,800,000	11,800,000
FL Sunshine Governmental Financing Commission
	0.350% 06/08/09	12,500,000	12,500,000
	0.700% 07/09/09	25,000,000	25,000,000
	0.750% 07/09/09	40,000,000	40,000,000
	1.250% 06/04/09(e)	107,130,000	107,130,000
	Series 1986,
	LOC: Dexia Credit Local:
	1.250% 07/01/16(a)	40,000,000	40,000,000
	1.500% 07/01/16(a)	9,500,000	9,500,000
FL Tampa Bay Water Utility System Revenue
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.410% 10/01/23(a)	7,535,000	7,535,000
FL West Palm Beach
	Series 2008 C,
	SPA: Dexia Credit Local
	0.750% 10/01/38(a)	80,490,000	80,490,000
FLORIDA TOTAL			1,097,834,199
GEORGIA — 4.0%
GA Atlanta Metropolitan Rapid Transit
	1.500% 06/08/09(e)	34,700,000	34,700,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (CONTINUED)
GA Atlanta
	Series 2008 A,
	LOC: Societe Generale
	0.340% 12/01/23(a)	10,000,000	10,000,000
GA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.240% 03/15/22(a)	10,350,000	10,350,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 09/01/23(a)	19,220,000	19,220,000
GA Burke County Development Authority
	Georgia Power Co.,
	Series 2000,
	2.100% 09/01/30(b)	15,725,000	15,725,000
GA Clarke County School District
	Series 2007,
	4.000% 09/01/09	6,490,000	6,526,880
GA Clayton County Housing Authority
	Multi-Family Housing Revenue:
	Series 1990 A,
	Insured: FSA,
	SPA: Societe Generale
	2.200% 01/01/21(a)	5,300,000	5,300,000
	Series 1990 B,
	Insured: FSA,
	SPA: Societe Generale
	2.200% 01/01/21(a)	5,055,000	5,055,000
	Series 1990 C,
	Insured: FSA,
	SPA: Societe Generale
	2.200% 01/01/21(a)	6,955,000	6,955,000
	Series 1990 D,
	Insured: FSA,
	SPA: Societe Generale
	2.200% 01/01/21(a)	2,215,000	2,215,000
	Series 1990 F,
	Insured: FSA,
	SPA: Societe Generale
	2.200% 01/01/21(a)	3,945,000	3,945,000
GA Cobb County Development Authority
	North Cobb Christian School,
	Series 1998 A,
	LOC: Branch Banking & Trust
	0.270% 03/01/22(a)	7,425,000	7,425,000
	Presbyterian Village Austell,
	Series 2004 B,
	LOC: Branch Banking & Trust
	0.340% 07/01/34(a)	7,985,000	7,985,000
GA De Kalb Private Hospital Authority
	Eagelston Children’s Hospital,
	Series 1994 A,
	LOC: SunTrust Bank
	2.650% 03/01/24(a)	16,085,000	16,085,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (CONTINUED)
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
	Series 2007,
	LOC: Wachovia Bank
	0.300% 06/01/32(a)	11,390,000	11,390,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	0.270% 06/01/24(a)	2,680,000	2,680,000
GA Fulton County Development Authority
	Mt. Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	0.270% 08/01/35(a)	5,000,000	5,000,000
	Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.270% 12/01/30(a)	4,550,000	4,550,000
GA Municipal Electric Authority
	Series 2008 A,
	LOC: Societe Generale
	0.340% 01/01/20(a)	14,605,000	14,605,000
	Series 2008 B,
	LOC: Dexia Credit Local
	0.750% 01/01/48(a)	42,965,000	42,965,000
	Series 2009 A,
	2.000% 06/21/10	6,000,000	6,095,607
GA Municipal Gas Authority
	Series 2008 E,
	3.000% 12/16/09	37,500,000	37,699,356
	Series 2008,
	2.500% 12/16/09	100,000,000	100,615,156
GA Private Colleges & Universities Authority
	Emory University:
	Series 2005 C-4,
	0.070% 09/01/36(b)	4,100,000	4,100,000
	Series 2008,
	1.750% 09/01/43(b)	16,000,000	16,000,000
	Mercer University:
	Series 2003,
	LOC: Branch Banking & Trust
	0.340% 10/01/32(a)	6,740,000	6,740,000
	Series 2006 C,
	LOC: Branch Banking & Trust Co.
	0.340% 10/01/31(a)	8,700,000	8,700,000
	Series 2000,
	LIQ FAC: Societe Generale
	0.400% 11/01/30(a)(c)	34,435,000	34,435,000
	Series 2005 C-3,
	0.070% 09/01/24(b)	14,900,000	14,900,000
	Series 2005,
	0.100% 09/01/36(b)	17,000,000	17,000,000
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.290% 10/01/26(a)	5,800,000	5,800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (CONTINUED)
GA Valdosta & Lowndes County
	Series 1998,
	LOC: Branch Banking & Trust
	0.270% 10/01/23(a)	3,000,000	3,000,000
GEORGIA TOTAL			487,761,999
HAWAII — 0.1%
HI Department of Budget & Finance
	Hawaii Pacific Health,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.240% 07/01/35(a)	11,100,000	11,100,000
HAWAII TOTAL			11,100,000
IDAHO — 0.1%
ID Housing & Finance Association
	Series 2008 C,
	LIQ FAC: BNP Paribas
	0.300% 01/01/40(a)	13,500,000	13,500,000
IDAHO TOTAL			13,500,000
ILLINOIS — 5.1%
IL BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.240% 11/01/26(a)	16,910,000	16,910,000
IL Bolingbrook
	Series 2004 A,
	LOC: Harris Trust & Savings Bank
	0.470% 12/01/29(a)	22,475,000	22,475,000
IL Channahon
	Morris Hospital,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.320% 12/01/34(a)	4,000,000	4,000,000
IL Chicago Board of Education
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.400% 12/01/31(a)	10,295,000	10,295,000
	Series 2008 A,
	LOC: Societe Generale
	0.350% 12/01/23(a)	4,000,000	4,000,000
	Series 2009 A2,
	LOC: Northern Trust Co.
	0.290% 03/01/26(a)	5,900,000	5,900,000
IL Chicago O’Hare International Airport Revenue
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.410% 01/01/17(a)	9,495,000	9,495,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (CONTINUED)
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	0.420% 12/01/11(a)	520,000	520,000
	Series 1997 B,
	LOC: Northern Trust Co.
	0.420% 12/01/14(a)	345,000	345,000
IL Chicago Water Revenue
	Series 2004-1,
	LOC: CA Public Employees Retirement
	0.230% 11/01/31(a)	20,000,000	20,000,000
	Series 2004-3,
	LOC: State Street Bank & Trust Co.
	0.230% 11/01/31(a)	3,225,000	3,225,000
IL Chicago
	Series 2007,
	SPA: Banco Bilbao Vizcaya:
	0.140% 01/01/42(a)	20,000,000	20,000,000
	0.150% 01/01/42(a)	7,925,000	7,925,000
	Series 2008 A:
	LIQ FAC: Societe Generale
	0.340% 01/01/30(a)(c)	7,305,000	7,305,000
	LOC: Societe Generale
	0.340% 01/01/30(a)	3,270,000	3,270,000
	Series 2008 C1,
	LOC: Harris N.A.
	0.300% 01/01/39(a)	12,000,000	12,000,000
	Series 2008 C3,
	LOC: Northern Trust Co.
	0.300% 01/01/39(a)	10,700,000	10,700,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.400% 01/01/13(a)	2,145,000	2,145,000
IL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.290% 06/15/29(a)	8,905,000	8,905,000
	0.290% 01/01/30(a)	6,745,000	6,745,000
	0.310% 12/01/31(a)	7,030,000	7,030,000
	0.360% 01/01/23(a)	10,080,000	10,080,000
	0.360% 01/15/26(a)	22,605,000	22,605,000
	0.460% 01/01/26(a)	6,785,000	6,785,000
	0.470% 12/01/25(a)	4,685,000	4,685,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.290% 01/01/37(a)	13,225,000	13,225,000
	LIQ FAC: Deutsche Bank AG
	0.290% 07/01/46(a)	15,605,000	15,605,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: Bank One N.A.
	0.350% 04/01/21(a)	4,100,000	4,100,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.400% 08/01/26(a)	12,907,000	12,907,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (CONTINUED)
IL Du Page County
	Benedictine University,
	Series 1999,
	LOC: U.S. Bank N.A.
	0.320% 07/01/24(a)	15,200,000	15,200,000
IL Eclipse Funding Trust
	Series 2007,
	GTY AGMT: U.S. Bank N.A.
	0.300% 01/01/30(a)	11,365,000	11,365,000
IL Educational Facilities Authority
	University of Chicago,
	Series 2001 B-2,
	1.850% 07/01/36(b)	14,700,000	14,700,000
IL Finance Authority
	Alexian Brothers Health System,
	Series 2004,
	LOC: Bank One N.A.
	0.200% 04/01/35(a)	38,600,000	38,600,000
	Bradley University,
	Series 2008 B,
	LOC: Northern Trust Co.
	0.340% 04/01/38(a)	4,290,000	4,290,000
	Carle Foundation,
	Series 2009,
	LOC: Northern Trust Co.
	0.250% 02/15/33(a)	1,875,000	1,875,000
	Children’s Memorial Hospital,
	Series 2008 D,
	LOC: JPMorgan Chase Bank
	0.330% 08/15/25(a)	17,000,000	17,000,000
	Edward Hospital.
	Series 2008 B-2,
	LOC: JPMorgan Chase Bank
	0.350% 02/01/40(a)	19,680,000	19,680,000
	Elmhurst Memorial Hospital,
	Series 2008 D,
	LOC: Northern Trust Co.
	0.200% 01/01/48(a)	8,600,000	8,600,000
	North Shore Senior Center,
	Series 1999,
	LOC: JPMorgan Chase Bank
	0.430% 08/01/29(a)	7,000,000	7,000,000
	Northwest Community Hospital,
	Series 2008 C,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/32(a)	5,700,000	5,700,000
	OSF Healthcare System,
	Series 2009,
	LOC: National City Bank
	0.300% 11/15/37(a)	7,100,000	7,100,000
	Riverside Health System,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.350% 11/15/29(a)	5,550,000	5,550,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (CONTINUED)
	University of Chicago Medical Center:
	Series 2009 B-1,
	LOC: Bank of Montreal
	0.250% 08/15/26(a)	4,200,000	4,200,000
	Series 2009 B-2,
	LOC: Bank of Montreal
	0.300% 08/15/26(a)	10,000,000	10,000,000
	Series 2009,
	LOC: Wells Fargo Bank N.A.
	0.300% 08/15/26(a)	7,375,000	7,375,000
IL Housing Development Authority Multifamily
	Series 2008,
	LIQ FAC: FHLMC
	0.460% 08/01/38(a)	8,300,000	8,300,000
	Steadfast Foxview LP,
	Series 2008,
	LIQ FAC: FHLMC
	0.350% 01/01/41(a)	15,125,000	15,125,000
IL Metropolitan Pier & Exposition Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.410% 06/15/29(a)	32,445,000	32,445,000
IL RBC Municipal Products, Inc., Trust
	Series 2008 E10.
	LOC: Royal Bank of Canada
	0.440% 03/01/11(a)(c)	10,000,000	10,000,000
IL Regional Transportation Authority
	Series 2004,
	GTY AGMT: Dexia Credit Local
	2.400% 07/01/29(a)	46,915,000	46,915,000
	Series 2008 A,
	LOC: Societe Generale
	0.340% 06/01/19(a)	4,000,000	4,000,000
IL Springfield Electric Revenue
	Series 2008,
	LIQ FAC: PB Capital Corp.
	0.540% 03/01/35(a)	10,110,000	10,110,000
IL State
	Series 2009,
	GTY AGMT: Citibank N.A.
	0.590% 02/01/21(a)(c)	15,095,000	15,095,000
IL Village of Brookfield
	Series 2008 PJ,
	LOC: Northern Trust Co.
	0.400% 06/01/38(a)	23,850,000	23,850,000
ILLINOIS TOTAL			617,257,000
INDIANA — 3.5%
IN Bond Bank
	Series 2009,
	2.000% 01/05/10	50,000,000	50,265,628

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (CONTINUED)
IN Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.290% 07/15/18(a)	1,485,000	1,485,000
	0.290% 01/15/20(a)	4,115,000	4,115,000
	0.370% 07/15/27(a)	5,265,000	5,265,000
IN Development Finance Authority
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Old National Bank,
	LOC: Wells Fargo Bank N.A.
	0.400% 07/01/17(a)	1,605,000	1,605,000
	Series 2005,
	LOC: National City Bank of Indiana
	0.390% 01/01/27(a)	6,165,000	6,165,000
IN Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.290% 01/01/15(a)	9,520,000	9,520,000
IN Elkhart County Hospital Authority
	Elkhart General Hospital, Inc.,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.300% 05/01/33(a)	13,400,000	13,400,000
IN Finance Authority
	Northside Christian Church,
	Series 2007,
	LOC: National City Bank
	0.340% 12/01/32(a)	9,470,000	9,470,000
	Retirement Living, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.250% 03/01/39(a)	12,000,000	12,000,000
	Series 2005,
	LOC: National City Bank
	0.390% 11/01/27(a)	5,200,000	5,200,000
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.260% 11/01/41(a)	10,900,000	10,900,000
	SIsters of St. Frances Health:
	Series 2008 F,
	LOC: Bank of New York
	0.200% 09/01/48(a)	5,000,000	5,000,000
	Series 2008 G,
	LOC: Bank of New York
	0.200% 09/01/48(a)	5,250,000	5,250,000
	Series 2008 H,
	LOC: JPMorgan Chase Bank
	0.270% 09/01/48(a)	7,000,000	7,000,000
	Series 2008 I,
	LOC: Wells Fargo Bank N.A.
	0.200% 11/01/37(a)	3,600,000	3,600,000
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.
	0.200% 11/01/37(a)	6,000,000	6,000,000
	St. Agnes Medical Center:
	Series 2008 D1,
	0.150% 12/01/34(b)	21,000,000	21,000,000
	Series 2008 D2,
	0.150% 12/01/34(b)	21,250,000	21,250,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (CONTINUED)
IN Health & Educational Facility Financing Authority
	Community Hospital of Lagrange,
	Series 2007,
	LOC: National City Bank
	0.340% 11/01/32(a)	24,360,000	24,360,000
	Rehabilitation Hospital of Indiana,
	Series 1990,
	LOC: National City Bank
	0.340% 11/01/20(a)	14,250,000	14,250,000
	Riverview Hospital,
	Series 2004,
	LOC: National City Bank
	0.340% 08/01/32(a)	17,200,000	17,200,000
IN Health Facility Financing Authority
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: National City Bank
	0.340% 05/01/35(a)	17,900,000	17,900,000
	Daughters of Charity Health,
	Series 1999 D,
	Pre-refunded 11/15/09
	5.500% 11/15/19	3,000,000	3,090,410
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: Bank One Kentucky N.A.
	0.850% 04/01/20(a)	2,100,000	2,100,000
IN Henry County Economic Development Revenue
	Henry County YMCA, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	0.380% 02/15/24(a)	1,160,000	1,160,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2008 C,
	1.150% 06/01/09	27,350,000	27,350,000
	Series 2008 E,
	1.150% 06/01/09	5,900,000	5,900,000
	Series 2008,
	1.150% 06/01/09	25,000,000	25,000,000
	Series 2009 B,
	0.780% 01/15/10	24,650,000	24,650,000
IN Lawrenceburg Pollution Control Revenue
	Michigan Power Co.,
	Series 2008 I,
	LOC: JPMorgan Chase Bank
	0.350% 10/01/19(a)	12,000,000	12,000,000
IN Mount Vernon
	Pollution Control & Solid Waste Disposal Revenue,
	General Electric Co.,
	Series 2004,
	0.100% 12/01/14(b)	45,650,000	45,650,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (CONTINUED)
IN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.510% 06/01/29(a)	6,405,000	6,405,000
INDIANA TOTAL			425,506,038
IOWA — 0.6%
IA Des Moines Methodist System, Inc.
	Iowa Methodist Medical Center,
	Series 1985,
	LOC: Wachovia Bank N.A.
	0.350% 08/01/15(a)	23,000,000	23,000,000
IA Evansdale
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	0.440% 09/01/30(a)	4,725,000	4,725,000
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.400% 11/01/13(a)	695,000	695,000
IA School Cash Anticipation Program
	Series 2008 A,
	GIC: Citigroup Financial Products
	3.500% 06/25/09	45,230,000	45,281,145
IOWA TOTAL			73,701,145
KANSAS — 0.2%
KS Department of Transportation,
	Series 2004 C2,
	SPA: JPMorgan Chase
	0.250% 09/01/22(a)	17,500,000	17,500,000
KS University of Kansas Hospital Authority
	Jayhawk Primary Care, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	0.200% 09/01/34(a)	4,520,000	4,520,000
KANSAS TOTAL			22,020,000
KENTUCKY — 1.5%
KY Area Development Districts
	Series 2000,
	LOC: Wachovia Bank N.A.
	0.300% 06/01/33(a)	10,310,000	10,310,000
KY Asset Liability Commissions
	Series 2008 A,
	3.000% 06/25/09	53,000,000	53,041,774
KY BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.240% 11/01/25(a)	9,995,000	9,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (CONTINUED)
KY Economic Development Finance Authority
	Goodwill Industries,
	Series 2003,
	LOC: PNC Bank N.A.
	0.390% 08/01/23(a)	8,250,000	8,250,000
	Series 2009 B-2,
	LOC: JPMorgan Chase Bank
	0.200% 08/15/38(a)	9,500,000	9,500,000
	Series 2009 B-3,
	LOC: Branch Banking & Trust
	0.300% 08/15/38(a)	7,655,000	7,655,000
KY Kenton County Industrial Building Revenue
	Series1984,
	LOC: Morgan Guaranty Trust
	0.550% 12/01/14(a)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
	YMCA of Central Kentucky,
	Series 1999,
	LOC: Bank One Kentucky N.A.
	0.350% 07/01/19(a)	1,435,000	1,435,000
KY Louisville & Jefferson County Metropolitan Sewer District
	Series 2008 A,
	LOC: Societe Generale
	0.340% 05/15/30(a)	33,930,000	33,930,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.340% 06/01/34(a)	4,537,000	4,537,000
KY Richmond City
	Series 2006 A,
	LOC: U.S. Bank N.A.
	0.340% 03/01/36(a)	18,385,000	18,385,000
KY Shelby County
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.250% 09/01/34(a)	8,365,000	8,365,000
KY Williamstown League of Cities Funding Trust
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.340% 12/01/38(a)	5,000,000	5,000,000
KENTUCKY TOTAL			177,403,774
LOUISIANA — 0.5%
LA Parish of St. James
	0.600% 06/11/09	30,000,000	30,000,000
LA Public Facilities Authority
	Series 2008 C,
	LIQ FAC: PB Capital Corp.
	0.640% 02/15/35(a)	14,065,000	14,065,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (CONTINUED)
	Series 2008 D1,
	LOC: Bank of Nova Scotia
	0.220% 07/01/31(a)	7,900,000	7,900,000
	Series 2008,
	LOC: Bank of Nova Scotia
	0.270% 07/01/31(a)	6,250,000	6,250,000
LA Upper Pontalba Building Restoration Corp.
	Series 1996,
	LOC: Bank One N.A.
	0.850% 12/01/16(a)	3,080,000	3,080,000
LOUISIANA TOTAL			61,295,000
MAINE — 0.1%
ME Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.270% 07/01/37(a)	6,770,000	6,770,000
ME Housing Authority
	Series 2008 H,
	SPA: KBC Bank N.V.
	0.300% 11/15/40(a)	5,500,000	5,500,000
MAINE TOTAL			12,270,000
MARYLAND — 1.1%
MD Baltimore County Economic Development Revenue
	Torah Institution Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.270% 07/01/24(a)	3,440,000	3,440,000
MD Baltimore Port Facilities Revenue
	Occidental Petroleum Corp.,
	Series 1981,
	LOC: BNP Paribas
	0.750% 10/14/11(a)	29,900,000	29,900,000
MD Bel Air Economic Development Revenue
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.270% 10/01/33(a)	4,190,000	4,190,000
MD County of Prince Georges
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 07/01/34(a)	13,710,000	13,710,000
MD Health & Higher Educational Facilities Authority
	Frederick Memeorial Hospital,
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 07/01/35(a)	8,000,000	8,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (CONTINUED)
	Series 2006,
	GTY AGMT: Merrill Lynch
	1.350% 07/01/36(a)(d)	34,995,000	34,995,000
MD Industrial Development Financing Authority
	Bethesda Cultural Alliance,
	Series 2006,
	LOC: Branch Banking & Trust
	0.270% 09/01/26(a)	4,425,000	4,425,000
MD Stadium Authority Lease Revenue
	Series 2007,
	SPA: Dexia Credit Local
	0.850% 03/01/26(a)	33,530,000	33,530,000
MD Town of Easton
	William Hill Manor, Inc.,
	Series 2008,
	LOC: Branch Banking & Trust
	0.270% 01/01/38(a)	5,775,000	5,775,000
MARYLAND TOTAL			137,965,000
MASSACHUSETTS — 2.6%
MA Bay Transportation Authority
	Series 2008,
	LIQ FAC: Dexia Credit Local
	2.000% 07/01/26(a)	82,904,000	82,904,000
MA BB&T Municipal Trust
	Series 2007 2061,
	LOC: Branch Banking & Trust
	0.240% 12/01/14(a)	7,955,000	7,955,000
	Series 2007,
	LOC: Branch Banking & Trust
	0.240% 01/01/28(a)	16,550,000	16,550,000
MA Health & Educational Facilities Authority
	Northeastern University,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.200% 10/01/22(a)	11,555,000	11,555,000
MA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 07/01/10(a)(c)	15,340,000	15,340,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	2.410% 07/01/30(a)	3,005,000	3,005,000
MA State
	0.450% 06/11/09	55,000,000	55,000,000
	Series 2000 B,
	SPA: State Street Bank & Trust Co.
	0.180% 12/01/30(a)	17,175,000	17,175,000
	Series 2004,
	SPA: Dexia Credit Local
	2.400% 08/01/18(a)	11,280,000	11,280,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (CONTINUED)
	Series 2006,
	5.000% 07/01/09	18,415,000	18,463,548
	Series 2007,
	LOC: Dexia Credit Local
	2.420% 01/01/34(a)	31,460,000	31,460,000
MA Water Resources Authority
	Series 2008,
	0.330% 08/01/37(b)	53,050,000	53,050,000
MASSACHUSETTS TOTAL			323,737,548
MICHIGAN — 4.2%
MI Building Authority Revenue
	Series 2006 A:
	GTY AGMT: Citibank N.A.
	0.590% 10/15/36(a)	60,000,000	60,000,000
	LIQ FAC: Citibank N.A.
	0.990% 10/15/36(a)(c)	14,200,000	14,200,000
MI Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.460% 12/01/31(a)	2,655,000	2,655,000
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: National City Bank
	0.340% 08/01/31(a)	25,555,000	25,555,000
MI Higher Education Facilities Authority
	Hope College,
	Series 2004,
	LOC: Bank One N.A
	0.360% 04/01/34(a)	8,305,000	8,305,000
MI Hospital Finance Authority
	Henry Ford Health System,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.250% 11/15/42(b)	16,980,000	16,980,000
	Series 1999 B1,
	0.700% 11/15/33(a)	17,675,000	17,672,578
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.250% 10/15/30(a)	25,070,000	25,070,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.390% 12/01/23(a)(c)	3,150,000	3,150,000
	Trinity Health,
	Series 2005 F,
	0.150% 11/01/18(b)	6,300,000	6,300,000
MI JPMorgan Chase Putters/Drivers Trust
	Series 2008 3263,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 10/01/10(a)(c)	5,350,000	5,350,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (CONTINUED)
MI Municipal Bond Authority
	Series 2008 A-2,
	LOC: Dexia Credit Local,
	LOC: ScotiaBank
	3.000% 08/20/09	27,950,000	28,028,291
	Series 2008,
	3.000% 07/15/09	21,000,000	21,053,583
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	1.750% 08/20/09	6,500,000	6,516,293
MI St. Joseph Hospital Finance Authority
	Lakeland Hospitals at Niles,
	Series 2002,
	SPA: JPMorgan Chase Bank
	1.000% 01/01/32(a)	36,200,000	36,200,000
MI State
	Series 2008 A,
	3.000% 09/30/09	180,000,000	180,713,643
	Series 2008,
	3.000% 09/30/09	25,000,000	25,110,355
MI University of Michigan
	0.300% 06/04/09	12,450,000	12,450,000
MI Wayne County Airport Authority
	Series 2008 D,
	LOC: Wachovia Bank N.A.
	0.200% 12/01/21(a)	16,575,000	16,575,000
MICHIGAN TOTAL			511,884,743
MINNESOTA — 0.6%
MN Community Development Agency
	Series 1995 A,
	LOC: U.S. Bank N.A.
	0.370% 10/01/24(a)	4,230,000	4,230,000
MN Dakota County Housing & Redevelopment Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.500% 06/01/29(a)	18,650,000	18,650,000
MN Edina
	Multi-Family Housing Revenue,
	Series 1999,
	LIQ FAC: FHLMC
	0.350% 12/01/29(a)	10,000,000	10,000,000
MN Midwest Consortium of Municipal Utilities
	Series 2005 B,
	LOC: U.S. Bank N.A.
	0.300% 10/01/35(a)	2,420,000	2,420,000
MN Minneapolis Health Care Systems
	Fairview Health Services,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.200% 11/15/47(a)	6,300,000	6,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (CONTINUED)
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.500% 05/01/31(a)	13,150,000	13,150,000
MN Robbinsdale Revenue
	North Memorial Health Care,
	Series 2008 A-1,
	LOC: Well Fargo Bank N.A.
	0.330% 05/01/33(a)	5,500,000	5,500,000
MN State
	Series 2001,
	5.000% 10/01/09	7,500,000	7,574,071
MN University
	Series 2008 A,
	0.150% 08/15/31(b)	7,400,000	7,400,000
MINNESOTA TOTAL			75,224,071
MISSISSIPPI — 0.0%
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	0.150% 06/01/23(a)	5,100,000	5,100,000
MISSISSIPPI TOTAL			5,100,000
MISSOURI — 2.4%
MO Cape Girardeau County Industrial Development Authority
	Series 2009 B,
	LOC:Wells Fargo Bank N.A.
	0.320% 06/01/39(a)	4,200,000	4,200,000
MO Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.290% 04/15/19(a)	9,770,000	9,770,000
MO Development Finance Board
	Nelson Gallery Foundation:
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.250% 12/01/33(a)	16,805,000	16,805,000
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.250% 12/01/37(a)	6,200,000	6,200,000
	Series 2003,
	LOC: U.S. Bank N.A.
	0.250% 06/01/33(a)	15,590,000	15,590,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C2,
	0.730% 11/15/39(b)	20,000,000	20,000,000
	Bethesda Health Group, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	0.200% 08/01/34(a)	2,145,000	2,145,000
	Series 2008:
	LIQ FAC: Citibank N.A.
	0.990% 11/15/28(a)	10,000,000	10,000,000
	LOC: UBS AG
	0.350% 05/15/32(a)	7,300,000	7,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (CONTINUED)
	SSM Health Care Corp.,
	Series 2005 D-1,
	SPA: Dexia Credit Local
	1.450% 06/01/33(a)	6,500,000	6,500,000
	SSM Healthcare Corp.:
	Series 2005 C-3,
	SPA: UBS AG
	0.300% 06/01/33(a)	17,300,000	17,300,000
	Series 2005 C-5,
	SPA: U.S. Bank N.A.
	0.300% 06/01/33(a)	8,600,000	8,600,000
	Washington University:
	Series 2000 A,
	Pre-refunded 03/01/10
	6.000% 03/01/30	12,875,000	13,531,880
	Series 2000 B,
	SPA: JPMorgan Chase Bank
	0.200% 03/01/40(a)	24,300,000	24,300,000
MO Joint Municipal Electric Utility Commission
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.490% 01/01/34(a)	11,425,000	11,425,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.380% 11/01/32(a)	3,375,000	3,375,000
MO SCA Tax Exempt Trust
	Series 2005 PT-2521,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.200% 01/01/30(a)(d)	8,120,000	8,120,000
	Series 2005 PT-2525,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.300% 01/01/30(a)(d)	4,220,000	4,220,000
MO St. Joseph Industrial Development Authority
	Heartland Regional Medical,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.200% 11/15/43(a)	6,000,000	6,000,000
MO St. Louis Airport Revenue
	Series 2005,
	GTY AGMT: Deutsche Bank A.G.
	0.290% 07/01/31(a)	43,990,000	43,990,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (CONTINUED)
MO University of Missouri Curators
	Series 2008 A,
	3.000% 06/30/09	50,000,000	50,051,188
MISSOURI TOTAL			289,423,068
NEBRASKA — 0.1%
NE Central Plains Energy Project
	Series 2007,
	LOC: Branch Banking & Trust
	0.230% 12/01/21(a)	8,525,000	8,525,000
NE Lincoln Electrical Systems
	0.350% 06/04/09	5,500,000	5,500,000
NEBRASKA TOTAL			14,025,000
NEVADA — 1.1%
NV Clark County
	0.330% 06/12/09	15,000,000	15,000,000
NV Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.320% 06/15/24(a)	4,880,000	4,880,000
NV Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.290% 05/01/36(a)	24,770,000	24,770,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.270% 07/01/26(a)	9,985,000	9,985,000
NV Reno
	Renown Regional Medical Center,
	Series 2008 B,
	LOC: Union Bank of California N.A.
	0.200% 06/01/41(a)	21,400,000	21,400,000
	Series 2008 25G,
	GTY AGMT: Goldman Sachs
	0.390% 06/01/19(a)	12,490,000	12,490,000
	Series 2008 25GZ,
	GTY AGMT: Goldman Sachs
	0.390% 06/01/51(a)	39,210,000	39,210,000
	Series 2008,
	LOC: Bank of New York
	0.250% 06/01/42(a)	9,000,000	9,000,000
NEVADA TOTAL			136,735,000
NEW HAMPSHIRE — 1.1%
NH Business Finance AuthorityNew Hampshire Public Radio,
	Series 2008 A,
	LOC: TD Banknorth N.A.
	0.370% 06/01/38(a)	5,115,000	5,115,000
NH Health & Education Facilities Authority
	Mary Hitchcock Memorial Hospital,
	Series 2001,
	1.000% 08/01/31(b)	108,735,000	108,735,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW HAMPSHIRE — (CONTINUED)
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.090% 08/01/11(a)	8,690,000	8,690,000
	Southern New Hampshire University,
	Series 2008,
	LOC: T.D. BankNorth N.A.
	0.310% 01/01/39(a)	12,730,000	12,730,000
NEW HAMPSHIRE TOTAL			135,270,000
NEW JERSEY — 4.5%
NJ BB&T Municipal Trust
	Series 2007 2056,
	LOC: Branch Banking & Trust
	0.260% 09/01/37(a)	10,325,000	10,325,000
NJ Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.340% 01/01/27(a)	12,050,000	12,050,000
	0.340% 12/15/31(a)	68,315,000	68,315,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.280% 01/01/21(a)	2,385,000	2,385,000
NJ Economic Development Authority Revenue
	Series 2005,
	LIQ FAC: Dexia Credit Local
	2.380% 09/01/22(a)	35,820,000	35,820,000
NJ Educational Facilities Authority
	Seton Hall University,
	Series 2008 D,
	LOC: Allied Irish Banks PLC
	1.375% 07/01/37(a)	49,760,000	49,760,000
NJ Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	2.380% 12/15/21(a)	16,455,000	16,455,000
NJ Salem County Pollution Control Financing Authority
	0.500% 06/08/09	12,250,000	12,250,000
	Public Service Electric & Gas,
	Series 2003 B2,
	LOC: Bank of Nova Scotia
	0.280% 11/01/33(a)	7,000,000	7,000,000
NJ State
	Series 2006,
	LIQ FAC: Dexia Credit Local
	2.380% 07/01/19(a)	8,260,000	8,260,000
	Series 2008 A,
	3.000% 06/25/09	85,000,000	85,062,524
NJ Transportation Trust Fund Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.520% 12/15/30(a)	42,415,000	42,415,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (CONTINUED)
NJ Turnpike Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.380% 01/01/16(a)	10,215,000	10,215,000
	Series 2009:
	2.250% 12/31/09	175,000,000	175,754,401
	LOC: PNC Bank N.A.
	0.070% 01/01/24(a)	10,000,000	10,000,000
	LOC: ScotiaBank
	0.180% 01/01/24(a)	4,900,000	4,900,000
NEW JERSEY TOTAL			550,966,925
NEW MEXICO — 0.2%
NM Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.300% 06/01/36(a)	18,485,000	18,485,000
NM Farmington Pollution Control
	Arizona Public Service Co.,
	Series 1994,
	LOC: Barclays Bank PLC
	0.300% 05/01/24(a)	5,000,000	5,000,000
NEW MEXICO TOTAL			23,485,000
NEW YORK — 4.1%
NY BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.210% 07/01/25(a)	12,600,000	12,600,000
	Series 2009,
	LOC: Branch Banking & Trust:
	0.340% 09/01/20(a)(c)	18,000,000	18,000,000
	0.420% 07/02/19(a)(c)	36,000,000	36,000,000
NY Dormitory Authority
	Rockfeller University,
	Series 2009 B,
	SPA: U.S. Bank N.A.
	0.100% 07/01/40(a)	9,500,000	9,500,000
	Samaritan Medical Center,
	Series 2009 B,
	LOC: HSBC Bank USA N.A.
	0.350% 11/01/36(a)	6,900,000	6,900,000
NY Eagle Tax-Exempt Trust
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.640% 01/30/12	24,085,000	24,085,000
NY Housing Finance Agency
	Series 2009 A:
	LOC: Wachovia Bank N.A.
	0.180% 05/01/42(a)	11,085,000	11,085,000
	LOC: Wachovia Bank N.A.
	0.180% 05/01/42(a)	39,090,000	39,090,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (CONTINUED)
NY Local Government Assistance Corp.
	Series 1995 D,
	LOC: Societe Generale
	0.180% 04/01/25(a)	15,470,000	15,470,000
	Series 2008 B,
	SPA: Dexia Credit Local
	1.850% 04/01/21(a)	43,400,000	43,400,000
NY New York City Housing Development Corp.
	201 Pearl LLC,
	Series 2006 A,
	Guarantor: FNMA
	0.180% 10/15/41(a)	11,850,000	11,850,000
NY New York City Municipal Water Finance Authority
	Series 2005 AA-1,
	0.150% 06/15/32(b)	150,840,000	150,840,000
	Series 2008 B-2,
	SPA: Lloyds TSB Bank PLC
	0.250% 06/15/24(a)	15,025,000	15,025,000
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 06/15/10(a)	13,305,000	13,305,000
NY New York City Transitional Finance Authority
	Series 2002 1C,
	LIQ FAC: JPMorgan Chase Bank
	0.220% 11/01/22(a)	2,330,000	2,330,000
NY New York City
	Series 2006 I-5,
	LOC: CA Public Employees Retirement
	0.180% 04/01/36(a)	15,000,000	15,000,000
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia
	0.600% 03/01/16(a)	31,270,000	31,270,000
NY Suffolk County Industrial Development Agency
	Touro College,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.250% 06/01/37(a)	9,925,000	9,925,000
NY Tobacco Settlement Financing Authority
	Series 2006,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: Merrill Lynch Capital Services
	0.490% 06/01/20(a)(d)	5,355,000	5,355,000
NY Triborough Bridge & Tunnel Authority
	Series 2009 A1,
	2.000% 11/15/38(b)	25,000,000	25,214,450
NEW YORK TOTAL			496,244,450

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — 3.2%
NC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.340% 10/01/18(a)(c)	11,530,000	11,530,000
	0.340% 05/01/24(a)(c)	7,255,000	7,255,000
	0.340% 05/31/24(a)	17,175,000	17,175,000
	0.340% 06/01/24(a)	22,195,000	22,195,000
	0.340% 06/01/24(a)	14,995,000	14,995,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 03/01/24(a)	6,135,000	6,135,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 04/01/24(a)	16,700,000	16,700,000
NC Capital Facilities Finance Agency
	Educational Facilities Revenue:
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	0.270% 07/01/19(a)	5,200,000	5,200,000
	Campbell University,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	0.270% 10/01/24(a)	4,905,000	4,905,000
	High Point University,
	Series 2007,
	LOC: Branch Banking & Trust Co.
	0.270% 12/01/29(a)	6,750,000	6,750,000
	Series 2008,
	LIQ FAC: Wells Fargo & Co.
	0.290% 10/01/44(a)	6,050,000	6,050,000
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust Co.
	0.270% 09/01/31(a)	3,800,000	3,800,000
	Union Academy,
	Series 2007,
	LOC: Wachovia Bank N.A.
	0.320% 12/01/29(a)	6,175,000	6,175,000
	High Point University,
	Series 2008,
	LOC: Branch Banking & Trust
	0.270% 05/01/30(a)	5,000,000	5,000,000
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
	Cleveland County Family YMCA,
	Series 2007,
	LOC: Branch Banking & Trust Co.
	0.270% 06/01/32(a)	10,800,000	10,800,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Winston-Salem,
	Series 2005,
	LOC: Branch Banking & Trust Co.
	0.270% 12/01/30(a)	11,375,000	11,375,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (CONTINUED)
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Greensboro, Inc.,
	Series 2002,
	LOC: Branch Banking & Trust Co.
	0.270% 02/01/23(a)	3,200,000	3,200,000
NC Mecklenburg County
	Series 2008 A,
	SPA: SunTrust Bank
	2.350% 02/01/28(a)	38,075,000	38,075,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust Co.
	0.270% 11/01/38(a)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust Co.
	0.270% 05/01/18(a)	1,880,000	1,880,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	0.270% 09/01/21(a)	2,875,000	2,875,000
	Series 2008 B,
	SPA: Branch Banking & Trust Co.
	0.250% 11/01/28(a)	27,045,000	27,045,000
	Series 2009 B:
	LOC: Wachovia Bank N.A.
	0.300% 10/01/38(a)	9,300,000	9,300,000
	SPA: Branch Banking & Trust
	0.300% 10/01/39(a)	15,200,000	15,200,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.270% 06/01/37(a)	7,050,000	7,050,000
	United Methodist Retirement Homes,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.270% 10/01/35(a)	4,905,000	4,905,000
	University Health Systems:
	Series 2008 B-1,
	LOC: Branch Banking & Trust
	0.220% 12/01/36(a)	4,900,000	4,900,000
	Series 2008 B-2,
	LOC: Branch Banking & Trust
	0.320% 12/01/36(a)	10,330,000	10,330,000
	Wake Forest University Health Sciences:
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.200% 07/01/34(a)	23,605,000	23,605,000
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.200% 07/01/34(a)	12,230,000	12,230,000
	Wayne Health Corp.,
	Series 2009,
	LOC: Branch Banking & Trust
	0.220% 10/01/36(a)	9,360,000	9,360,000
	Westcare, Inc.,
	Series 2002 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (CONTINUED)
	LOC: Branch Banking & Trust
	0.270% 09/01/22(a)	8,000,000	8,000,000
NC State
	Series 2004,
	5.000% 03/01/10	10,000,000	10,336,424
	Series 2007,
	5.000% 03/01/10	11,380,000	11,747,887
NC Union County
	Series 2007 C,
	SPA: Branch Banking & Trust
	0.200% 03/01/33(a)	14,385,000	14,385,000
NC University of North Carolina at Chapel Hill
	Series 2006,
	LIQ FAC: Morgan Stanley
	0.350% 12/01/34(a)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity,
	Series 2007,
	LOC: Branch Banking & Trust
	0.270% 11/01/32(a)	4,300,000	4,300,000
NORTH CAROLINA TOTAL			385,449,311
OHIO — 3.3%
OH Cleveland Cuyahoga County Port Authority
	Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.360% 01/01/31(a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.350% 03/01/34(a)	25,450,000	25,450,000
	Series 2005,
	LOC: U.S. Bank N.A.
	0.350% 07/01/35(a)	34,505,000	34,505,000
OH Cuyahoga County Hospital Revenue
	Series 2005,
	LOC: National City Bank
	0.340% 02/01/35(a)	73,240,000	73,240,000
	Sisters Charity Health Systems,
	Series 2000,
	LOC: National City Bank
	0.340% 11/01/30(a)	31,885,000	31,885,000
OH Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.290% 01/01/28(a)	5,000,000	5,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (CONTINUED)
OH Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.270% 12/01/33(a)	3,925,000	3,925,000
OH Franklin County Health Care Facilities Revenue
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.410% 06/01/30(a)	19,710,000	19,710,000
OH Franklin County
	Presbyterian Retirement System,
	Series 2006 B,
	LOC: National City Bank
	0.340% 07/01/29(a)	17,380,000	17,380,000
	Trinity Health,
	Series 1995,
	0.180% 06/01/16(b)	5,500,000	5,500,000
OH Hamilton County Health Care Facilities Revenue
	Episcopal Retirement Homes, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	0.450% 06/01/35(a)	100,000	100,000
OH Higher Educational Facility Authority
	Capital University,
	Series 2006,
	LOC: National City Bank
	0.340% 12/01/31(a)	29,530,000	29,530,000
	Series 2005,
	LOC: National City Bank
	0.340% 05/01/30(a)	7,000,000	7,000,000
	Tiffin University,
	Series 2007,
	LOC: National City Bank
	0.340% 08/01/22(a)	13,520,000	13,520,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: National City Bank
	0.340% 12/01/27(a)	9,280,000	9,280,000
	Norwalk Area Health System,
	Series 2003,
	LOC: National City Bank
	0.340% 12/01/27(a)	5,355,000	5,355,000
OH Knox County
	Knox Community Hospital,
	Series 2004,
	LOC: National City Bank
	0.340% 12/01/29(a)	16,125,000	16,125,000
OH Middletown Hospital Facilities
	Atrium Medical Center:
	Series 2008 A,
	LOC: JPMorgan Chase & Co.
	0.200% 11/15/39(a)	14,500,000	14,500,000
	Series 2008 B,
	LOC: JPMorgan Chase & Co.
	0.200% 11/15/39(a)	15,000,000	15,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (CONTINUED)
OH Salem Civic Facility Revenue
	Series 2001,
	LOC: National City Bank
	0.390% 06/01/27(a)	8,050,000	8,050,000
OH Stark County Port Authority
	Series 2001,
	LOC: JPMorgan Chase & Co.
	0.800% 12/01/22(a)	3,440,000	3,440,000
OH University
	0.500% 06/09/09	38,500,000	38,500,000
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2005 B,
	LOC: Barclays Bank PLC
	0.300% 01/01/34(a)	7,215,000	7,215,000
OH Zanesville Muskingum County
	Grove City Church,
	Series 2006,
	LOC: National City Bank
	0.390% 02/01/24(a)	7,630,000	7,630,000
OHIO TOTAL			401,835,000
OKLAHOMA — 0.2%
OK Grand River Dam Authority
	Series 2008 A,
	SPA: Citibank N.A.
	0.490% 06/01/33(a)(c)	12,000,000	12,000,000
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: Bank One Oklahoma N.A.
	0.850% 06/01/14(a)	885,000	885,000
OK Oklahoma City Water Utility
	0.450% 06/02/09(e)	8,700,000	8,700,000
OKLAHOMA TOTAL			21,585,000
OREGON — 0.2%
OR Clackamas County Health Facility
	Legacy Health System,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.220% 06/01/37(a)	13,700,000	13,700,000
OR Salem Hospital Facility Authority
	Salem Hospital,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.200% 08/15/34(a)	10,000,000	10,000,000
OREGON TOTAL			23,700,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — 3.7%
PA Adams County Industrial Development Authority Revenue
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.440% 06/01/32(a)	9,995,000	9,995,000
	Gettysburg College,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.200% 08/15/28(a)	6,030,000	6,030,000
PA Allegheny County Higher Education Building Authority
	Series 2002,
	LOC: National City Bank of Pennsylvania
	0.340% 04/01/32(a)	8,795,000	8,795,000
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.340% 05/01/26(b)	22,000,000	22,000,000
	Series 2005:
	0.540% 12/01/16(b)	26,566,000	26,566,000
	0.540% 12/01/35(b)	20,710,928	20,710,928
	University of Pittsburgh Medical Center,
	Series 2008 A,
	5.000% 09/01/09	6,710,000	6,763,596
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.370% 06/01/22(a)	2,430,000	2,430,000
PA Bucks County Industrial Development Authority
	Grand View Hospital:
	Series 2008 A,
	LOC: TD Bank N.A.
	0.250% 07/01/34(a)	7,000,000	7,000,000
	Series 2008 B,
	LOC: PNC Bank N.A.
	0.300% 07/01/39(a)	8,825,000	8,825,000
PA Butler County Hospital Authority
	Butler Health Systems, Inc.,
	Series 2009 A,
	LOC: Branch Banking & Trust
	0.220% 07/01/39(a)	4,500,000	4,500,000
PA Cambria County Industrial Development Authority
	American National Red Cross,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.200% 09/01/34(a)	4,500,000	4,500,000
PA Dauphin County General Authority
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.390% 01/01/29(a)	38,195,000	38,195,000
PA Delaware County Industrial Development Authority
	United Parcel Service,
	Series 1985,
	0.160% 12/01/15(b)	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (CONTINUED)
PA Deutsche Bank Spears/Lifers Trust
	Series 2007:
	GTY AGMT: Deutsche Bank A.G.
	0.470% 08/15/30(a)	5,050,000	5,050,000
	GTY AGMT: Deutsche Bank AG
	0.370% 10/01/18(a)	5,190,000	5,190,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.300% 03/01/24(a)	3,400,000	3,400,000
	Series 1989 E-22
	LOC: U.S. Bank N.A.
	0.300% 03/01/24(a)	5,850,000	5,850,000
	Series 1989 H-19,
	LOC: U.S. Bank N.A.
	0.300% 03/01/24(a)	20,000,000	20,000,000
	Series 1989,
	LOC: U.S. Bank N.A.
	0.300% 03/01/24(a)	7,500,000	7,500,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.300% 03/01/24(a)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.340% 03/01/30(a)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
	Mount Aloysuis College,
	Series 2003,
	LOC: PNC Bank N.A.
	0.340% 05/01/28(a)	5,100,000	5,100,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.340% 03/01/26(a)	19,495,000	19,495,000
PA Philadelphia School District
	Series 2008 D-1,
	LOC: PNC Bank N.A.
	0.320% 09/01/21(a)	19,910,000	19,910,000
	Series 2009 C,
	LOC:TD Bank N.A.
	0.300% 06/01/26(a)	4,200,000	4,200,000
PA Pittsburgh Urban Redevelopment Authority
	Series 2001 B,
	GIC: Trinity Funding Co. LLC
	1.230% 06/01/31	8,487,000	8,487,000
	Series 2008 C-1,
	SPA: Dexia Bank
	1.250% 09/01/35(a)	9,000,000	9,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (CONTINUED)
PA Public School Building Authority
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.340% 08/01/30(a)	9,850,000	9,850,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.340% 05/15/20(a)	15,115,000	15,115,000
PA RBC Municipal Products, Inc. Trust
	Series 2007,
	LOC: Royal Bank of Canada
	0.440% 10/15/32(a)	19,995,000	19,995,000
	Series 2008 C-13,
	LOC: Royal Bank of Canada
	0.440% 11/01/11(a)(c)	10,000,000	10,000,000
	Series 2008 E-11,
	LOC: Royal Bank of Canada
	0.440% 12/01/11(a)(c)	20,000,000	20,000,000
PA Redevelopment Authority
	Series 2006,
	GTY AGMT: Goldman Sachs
	0.420% 12/01/26(a)	20,395,000	20,395,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank NA
	0.340% 11/01/29(a)	4,000,000	4,000,000
PA Turnpike Commission
	Series 2008 A-1,
	SPA: JPMorgan Chase Bank
	0.300% 12/01/22(a)	32,860,000	32,860,000
PA University of Pittsburgh
	Series 2000 A,
	2.500% 09/15/09	11,000,000	11,052,299
PA West Cornwall Township Municipal Authority
	Lebanon Valley Brethren Home,
	Series 2006 S,
	LOC: PNC Bank N.A.
	0.320% 01/01/37(a)	4,300,000	4,300,000
PENNSYLVANIA TOTAL			447,059,823
PUERTO RICO — 2.7%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007 06,
	LOC: Branch Banking & Trust
	0.210% 07/01/32(b)	20,915,000	20,915,000
	Series 2007,
	LOC: Branch Banking & Trust
	0.240% 07/01/28(a)	12,545,000	12,545,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	GTY AGMT: Citibank N.A.
	0.560% 09/03/09(f)	192,965,000	192,965,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (CONTINUED)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	0.540% 07/01/28(a)	5,745,000	5,745,000
	Series 2008,
	GTY AGMT: Citigroup Financial Products
	1.140% 08/29/09(f)	59,300,000	59,300,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.420% 08/01/54(a)(c)	39,510,000	39,510,000
PUERTO RICO TOTAL			330,980,000
RHODE ISLAND — 0.1%
RI Health & Educational Building Corp.
	Ocean State Assisted,
	Series 2001,
	LOC: Sovereign Bank FSB,
	LOC: Bank of New York
	0.300% 07/01/31(a)	9,715,000	9,715,000
RHODE ISLAND TOTAL			9,715,000
SOUTH CAROLINA — 1.0%
SC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 04/30/16(a)	24,995,000	24,995,000
SC Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.300% 10/01/32(a)	25,060,000	25,060,000
SC Greenville County Industrial Revenue
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	0.300% 07/01/14(a)	3,800,000	3,800,000
SC Jobs Economic Development Authority
	Anderson Area YMCA,
	Series 1999,
	LOC: Branch Banking & Trust
	0.270% 11/01/24(a)	3,175,000	3,175,000
	Anmed Health:
	Series 2009-A,
	LOC:Branch Banking & Trust
	0.220% 02/01/35(a)	3,000,000	3,000,000
	Series 2009-C,
	LOC:Branch Banking & Trust
	0.220% 02/01/33(a)	5,000,000	5,000,000
	Carealliance Health Services:
	Series 2007 A,
	5.000% 08/15/09	3,600,000	3,624,037
	Series 2007 B,
	LOC: Wachovia Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (CONTINUED)
	0.280% 08/15/37(a)	30,000,000	30,000,000
	Carolina Village, Inc.,
	Series 2000,
	LOC: Branch Banking & Trust
	0.270% 02/01/22(a)	13,250,000	13,250,000
	Spartanburg YMCA,
	Series 1996,
	LOC: Branch Banking & Trust
	0.270% 06/01/18(a)	2,220,000	2,220,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	0.670% 03/01/49(a)	11,440,000	11,440,000
SOUTH CAROLINA TOTAL			125,564,037
SOUTH DAKOTA — 0.2%
SD Housing Development Authority
	Series 2008 H,
	2.500% 01/04/10	20,000,000	20,158,688
SOUTH DAKOTA TOTAL			20,158,688
TENNESSEE — 1.1%
TN BB&T Municipal Trust
	Series 2007 2059,
	LOC: Branch Banking & Trust
	0.260% 04/01/42(a)	15,940,000	15,940,000
TN Blount County Public Building Authority
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.340% 06/01/37(a)	4,900,000	4,900,000
	Series 2009 E7Z,
	LOC: Branch Banking & Trust
	0.340% 06/01/39(a)	5,500,000	5,500,000
TN Energy Acquisition Corp.
	Series 2007,
	LOC: Branch Banking & Trust
	0.230% 02/01/27(a)	25,750,000	25,750,000
TN Memphis Health, Educational & Housing Facility Board
	Series 2008 36G,
	GTY AGMT: Goldman Sachs
	0.390% 08/01/48(a)	3,935,075	3,935,075
TN Nashville & Davidson Metropolitan Government
	0.400% 06/18/09	40,000,000	40,000,000
TN SCA Tax-Exempt Trust
	Series 2005,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.200% 01/01/30(a)(d)	12,115,000	12,115,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (CONTINUED)
TN Shelby County Health, Educational & Housing Facilities Board
	Gateway Willowbrook LLC,
	Series 2007 A-1,
	Guarantor: FNMA
	LIQ FAC: FNMA
	0.330% 12/15/37(b)	8,310,000	8,310,000
TN Shelby County
	Series 2006,
	0.250% 03/01/31(b)	10,500,000	10,500,000
TN State
	0.550% 06/08/09	10,000,000	10,000,000
TENNESSEE TOTAL			136,950,075
TEXAS — 11.1%
TX A&M Board of Regents
	0.380% 07/08/09	8,700,000	8,700,000
TX Affordable Housing Corp.
	Multi-Family Housing Revenue,
	Series 2006,
	LOC: Branch Banking & Trust
	0.230% 03/01/32(a)	16,671,486	16,671,486
TX Austin Convention Enterprises, Inc.
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.490% 01/01/34(a)	7,670,000	7,670,000
TX Austin Water & Wastewater Systems Revenue
	Series 2008,
	LOC: Dexia Credit Local
	0.800% 05/15/31(a)	108,800,000	108,800,000
TX BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.240% 12/01/21(a)	14,765,000	14,765,000
	0.240% 12/15/26(f)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing Revenue:
	Series 1996,
	LOC: Northern Trust Co.
	0.510% 06/01/28(a)	10,375,000	10,375,000
	Series 2006,
	GTY AGMT: Citigroup Financial Products
	1.360% 06/01/41(a)	18,315,000	18,315,000
TX Cypress Fairbanks Independent School District
	Series 2002,
	SPA: BNP Paribas
	1.800% 02/15/24(a)	8,150,000	8,150,000
TX Department of Housing & Community Affairs
	Series 2005,
	LIQ FAC: FHLMC
	0.650% 03/01/36(a)	8,465,000	8,465,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
TX Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.370% 08/15/29(a)	35,630,000	35,630,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.290% 11/15/25(a)	13,025,000	13,025,000
	LIQ FAC: Deutsche Bank AG:
	0.290% 02/15/28(a)	11,485,000	11,485,000
	0.290% 02/01/32(a)	16,745,000	16,745,000
	0.290% 02/15/37(a)	7,780,000	7,780,000
	0.290% 02/15/38(a)	3,520,000	3,520,000
	SPA: Deutsche Bank AG
	0.290% 03/15/38(a)	8,660,000	8,660,000
TX Ector County Independent School District
	Series 2008 A,
	LIQ FAC: Citigroup Financial Products
	0.440% 08/15/21(a)	8,650,000	8,650,000
TX Grand Prairie Housing Finance Corp.
	General Electric Capital Corp.,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	0.290% 06/01/10(a)	11,000,000	11,000,000
	Windbridge Grand Prairie,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	0.290% 06/01/10(a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
	Series 1993,
	LOC: Bank One Texas N.A.
	0.300% 03/01/10(a)	2,300,000	2,300,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.490% 02/15/23(a)	4,875,000	4,875,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.490% 02/15/23(a)	2,500,000	2,500,000
TX Harris County
	0.350% 06/02/09	24,390,000	24,390,000
TX Harris County Cultural Education Facilities Finance Corp.
	Medical Center:
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.250% 09/01/31(a)	2,405,000	2,405,000
	Series 2008 B1,
	LOC: JPMorgan Chase Bank
	0.250% 09/01/31(a)	18,770,000	18,770,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
	Series 2008 B2,
	LOC: Compass Bank
	0.250% 09/01/31(a)	4,125,000	4,125,000
	Memorial Hermann Healthcare,
	Series 2008 D1,
	LOC: JPMorgan Chase Bank
	0.300% 06/01/29(a)	8,200,000	8,200,000
TX Harris County Flood Control District
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 10/01/14(a)	2,960,000	2,960,000
TX Harris County Health Facilities Development Corp.
	Baylor College of Medicine:
	Series 2007 B,
	LOC: JPMorgan Chase Bank
	0.250% 11/15/47(a)	48,500,000	48,500,000
	Series 2008 A,
	LOC: Compass Bank
	0.300% 11/15/47(a)	13,100,000	13,100,000
TX Harris County
	Series 2008 A,
	LOC: Societe Generale
	0.340% 08/15/35(a)	12,640,000	12,640,000
TX Hockley County Industrial Development Corp.
	Amoco Oil Co.:
	Series 1983,
	0.750% 03/01/14(b)	31,000,000	31,000,000
	Series 1985,
	0.720% 11/01/19(b)	19,300,000	19,300,000
TX Houston
	0.600% 06/09/09	33,500,000	33,500,000
TX Houston Higher Education Finance Corp.
	William Marsh Rice University,
	Series 1999 A,
	Pre-refunded 11/15/09
	5.375% 11/15/29	12,625,000	13,004,192
TX Houston Housing Finance Corp.
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.390% 05/01/33(a)	9,030,000	9,030,000
TX Houston Water & Sewer Systems Revenue
	Series 2006,
	GTY AGMT: Dexia Credit Local
	2.410% 12/01/24(a)	9,245,000	9,245,000
TX JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 04/01/15	5,070,000	5,070,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
TX Klein Independent School District
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.290% 08/01/31(a)	12,825,000	12,825,000
TX Leander Independent School District
	Series 2008,
	LIQ FAC: Citigroup Financial Products
	0.490% 08/15/32(a)	10,790,000	10,790,000
TX Lewisville Independent School District
	Series 1997,
	Pre-refunded 08/15/09,
	5.000% 08/15/18	8,500,000	8,557,255
TX Lubbock Health Facilities Development Corp.
	St. Joseph Health System,
	Series 2008 B,
	LOC: Wachovia Bank N.A.
	0.320% 07/01/23(a)	2,000,000	2,000,000
TX Northside Independent School District
	Series 2007 A,
	SPA: State Street Bank & Trust Co.
	3.780% 06/01/37(a)	8,000,000	8,000,000
TX Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC:
	0.670% 07/01/45(a)	10,345,000	10,345,000
	0.670% 02/01/46(a)	12,150,000	12,150,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSFG,
	LIQ FAC: Wells Fargo Bank N.A.
	0.400% 08/01/32(a)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word Project,
	Series 2001,
	LOC: Bank One N.A.
	0.350% 12/01/21(a)	6,520,000	6,520,000
TX State
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.390% 04/01/33(a)	27,940,000	27,940,000
	Series 2007 A:
	LIQ FAC: Citibank N.A.
	0.390% 04/01/37(a)	75,000,000	75,000,000
	LIQ FAC: Societe Generale
	0.340% 04/01/37(a)	35,000,000	35,000,000
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.390% 04/01/37(a)	90,880,000	90,880,000
	Series 2008:
	3.000% 08/28/09	200,000,000	200,567,385
	LIQ FAC: JPMorgan Chase Bank
	0.320% 04/01/15(a)	4,250,000	4,250,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (CONTINUED)
TX Tarrant County Cultural Education Facilities Finance Corp.
	Health Resources:
	Series 2008 A,
	0.240% 11/15/33(b)	8,500,000	8,500,000
	Series 2008 C,
	SPA: JPMorgan Chase Bank
	0.240% 11/15/33(a)	38,220,000	38,220,000
	Series 2008 F,
	SPA: Compass Bank
	0.600% 11/15/33(a)	10,775,000	10,775,000
	Methodist Hospitals of Dallas,
	Series 2008 A,
	LOC: JPMorgan Chase
	0.200% 10/01/41(a)	59,800,000	59,800,000
	Series 2008 C,
	LOC: Compass Bank
	0.280% 08/15/46(a)	9,400,000	9,400,000
	Valley Baptist Medical Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.250% 09/01/30(a)	10,800,000	10,800,000
TX University of Texas
	0.550% 06/10/09	20,000,000	20,000,000
	0.550% 07/01/09	14,000,000	14,000,000
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.390% 07/01/35(a)	3,580,000	3,580,000
	Series 2008 A,
	0.100% 07/01/37(b)	16,770,000	16,770,000
TX Water Development Board
	Series 2007 A,
	SPA: JPMorgan Chase Bank
	0.240% 07/15/19(a)	33,779,000	33,779,000
TEXAS TOTAL			1,350,259,318
UTAH — 0.6%
UT Board of Regents
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.150% 08/01/31(a)	3,100,000	3,100,000
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	LIQ FAC: FNMA,
	0.420% 08/15/39(a)	4,240,000	4,240,000
UT Housing Corp.
	Multi-Family Housing,
	Series 2009 A,
	LOC: FHLMC
	0.390% 04/01/42(a)	3,125,000	3,125,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (CONTINUED)
UT Intermountain Power Agency
	0.350% 06/11/09	21,300,000	21,300,000
	0.550% 06/09/09	5,000,000	5,000,000
	0.650% 06/09/09	29,900,000	29,900,000
UT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	2.410% 06/15/31(a)	5,205,000	5,205,000
UT St. George Industrial Development Revenue
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	0.440% 08/01/11(a)	1,000,000	1,000,000
UT Weber County Housing Authority
	Series 2001,
	Guarantor: FNMA,
	0.420% 11/01/39(a)	2,630,000	2,630,000
UT West Valley City Industrial Development Revenue
	Johnson Matthey, Inc.,
	Series 1987,
	LOC: HSBC Bank USA N.A.
	0.350% 12/01/11(a)	1,000,000	1,000,000
UTAH TOTAL			76,500,000
VERMONT — 0.1%
VT Educational & Health Buildings Financing Agency
	Fletcher Allen Health Care,
	Series 2008 A,
	LOC: TD BankNorth N.A.
	0.220% 12/01/30(a)	9,115,000	9,115,000
	Southwestern Medical Center,
	Series 2009 A,
	LOC: TD BankNorth N.A.
	0.280% 10/01/39(a)	6,000,000	6,000,000
VERMONT TOTAL			15,115,000
VIRGINIA — 2.6%
VA Albermarle County Economic Development Authority
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.200% 10/01/48(a)	19,585,000	19,585,000
VA BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 06/15/15(a)	37,995,000	37,995,000
VA Chesapeake Bay Bridge & Tunnel District
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.220% 05/28/21(a)	6,500,000	6,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (CONTINUED)
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	LIQ FAC: FNMA
	0.450% 01/15/41(a)	18,625,000	18,625,000
VA Hanover County Economic Development Authority
	Bon-Secours-Maria Manor,
	Series 2008 D2,
	LOC: U.S. Bank N.A.
	0.200% 11/01/25(a)	6,880,000	6,880,000
VA Hanover County Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust
	0.270% 07/01/29(a)	7,265,000	7,265,000
VA Harrisonburg Redevelopment & Housing Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.500% 02/01/26(a)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
	Lewiston Community Center,
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.330% 03/01/27(a)	4,000,000	4,000,000
VA Loudoun County Industrial Development Authority Revenue
	Howard Hughes Medical,
	Series 2003 A,
	0.170% 02/15/38(b)	4,300,000	4,300,000
VA Norfolk Economic Development Authority
	Series 2009 B,
	0.700% 11/01/34(b)	13,885,000	13,885,000
VA Peninsula Ports Authority
	Dominion Terminal Associates,
	Series 1987 D,
	LOC: U.S. Bank N.A.
	0.130% 07/01/16(a)	7,300,000	7,300,000
VA Public Building Authority
	Series 2005 D,
	SPA: Dexia Credit Local
	0.850% 08/01/25(a)	36,150,000	36,150,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.350% 10/01/36(a)	18,025,000	18,025,000
VA Richmond Industrial Development Authority
	Church Schools in The Diocese of Virginia,
	Series 2005,
	LOC: SunTrust Bank
	1.400% 05/01/35(a)	12,645,000	12,645,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (CONTINUED)
VA Rockingham County Industrial Development Authority
	Sunnyside Presbyterian,
	Series 2003,
	LOC: Branch Banking & Trust
	0.270% 12/01/33(a)	10,730,000	10,730,000
VA State
	Series 2008 B,
	4.000% 06/01/09	18,285,000	18,285,000
VA Suffolk Economic Development Authority Hospital Facilities Revenue
	Series 2008,
	LIQ FAC: Citigroup Financial Products, Inc.
	0.490% 11/01/35(a)	53,500,000	53,500,000
VA University Health Systems Authority
	Series 2008 D,
	LOC: Branch Banking & Trust
	0.200% 07/01/37(a)	10,600,000	10,600,000
VA University
	Medical Hospital Authority,
	Series 2005 B,
	LOC: Wachovia Bank N.A.
	0.260% 07/01/30(a)	23,210,000	23,210,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.270% 01/01/35(a)	2,900,000	2,900,000
VIRGINIA TOTAL			319,180,000
WASHINGTON — 1.1%
WA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.240% 06/01/17(a)	16,275,000	16,275,000
WA Deutsche Bank Spears/Lifers Trust
	Series 2008:
	LIQ FAC: Deutsche Bank A.G.
	0.290% 01/01/30(a)	9,890,000	9,890,000
	LIQ FAC: Deutsche Bank AG
	0.290% 01/01/28(a)	7,105,000	7,105,000
WA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.270% 12/01/31(a)	3,385,000	3,385,000
WA Energy Northwest
	Series 2008 A,
	LIQ FAC: Citigroup Financial Products
	0.640% 07/01/18(a)	8,915,000	8,915,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (CONTINUED)
WA Health Care Facilities Authority
	Swedish Hospital Medical Center,
	Series 2009 C,
	LOC: U.S. Bank N.A.
	0.200% 11/15/39(a)	12,000,000	12,000,000
WA Housing Finance Commission
	Series 1988,
	LOC: Harris Trust & Savings Bank
	0.430% 01/01/10(f)	11,800,000	11,800,000
	Series 2008 B,
	LIQ FAC: FHLMC
	0.350% 12/01/41(a)	7,500,000	7,500,000
	Series 2008,
	GTY AGMT: Citigroup Financial Products
	1.360% 07/01/40(a)	18,810,000	18,810,000
WA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 10/01/16(a)(c)	7,505,000	7,505,000
WA King County
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.320% 01/01/16(a)	5,700,000	5,700,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.380% 05/01/19(a)	1,895,000	1,895,000
WA Seattle
	Series 2004,
	5.000% 01/01/10	3,165,000	3,238,502
WA State
	Series 2000,
	Pre-refunded 07/01/09,
	5.625% 07/01/17	7,405,000	7,429,247
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.290% 12/01/29(a)	11,680,000	11,680,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.390% 01/01/33(a)(c)	2,890,000	2,890,000
WASHINGTON TOTAL			136,017,749
WEST VIRGINIA — 0.2%
WV Brooke County Commission
	Series 2008,
	LOC: PNC Bank N.A.
	0.340% 12/01/37(a)	4,100,000	4,100,000
WV Hospital Finance Authority
	Cable Huntington Hospital,
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.220% 01/01/34(a)	15,000,000	15,000,000
	West Virginia University Hospital:
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.300% 06/01/41(a)	3,000,000	3,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (CONTINUED)
	Series 2009 A,
	LOC: Branch Banking & Trust
	0.220% 06/01/33(a)	7,590,000	7,590,000
WEST VIRGINIA TOTAL			29,690,000
WISCONSIN — 0.9%
WI Appleton Industrial Development
	Appleton Center Associates,
	Series 1994,
	LOC: U.S. Bank N.A.
	0.380% 12/15/09(f)	1,800,000	1,800,000
WI Health & Educational Facilities Authority
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.200% 12/01/26(a)	16,160,000	16,160,000
WI Milwaukee
	Series 2008,
	3.000% 09/03/09	60,000,000	60,211,306
WI State
	Series 2008,
	LIQ FAC: JPMorgan Chase & Co.
	0.440% 06/15/10(a)	13,710,000	13,710,000
WI Transportation
	0.350% 06/10/09	6,000,000	6,000,000
WI University Hospitals & Clinics Authority
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.250% 04/01/34(a)	5,800,000	5,800,000
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.350% 04/01/32(a)	4,870,000	4,870,000
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.300% 04/01/29(a)	4,900,000	4,900,000
WISCONSIN TOTAL			113,451,306
WYOMING — 0.1%
WY Uinta County
	Chevron Corp.,
	Series 1993,
	0.150% 08/15/20(b)	15,360,000	15,360,000
WYOMING TOTAL			15,360,000

	Total Municipal Bonds (cost of $11,711,093,957)		11,711,093,957

Short-Term Obligations — 1.5%
U.S. GOVERNMENT AGENCY — 1.5%
Federal Home Loan Bank
	0.120% 06/01/09(g)	180,700,000	180,700,000

	Total Short-Term Obligations (cost of $180,700,000)		180,700,000

		Par ($)	Value ($)
Commercial Paper — 0.3%
MA State
	0.450% 06/11/09	19,000,000	19,000,000
	0.550% 06/05/09	17,000,000	17,000,000

	Total Commercial Paper (cost of $36,000,000)		36,000,000

	Total Investments — 97.7% (cost of $11,927,793,957)(h)		11,927,793,957

	Other Assets & Liabilities, Net — 2.3%		277,673,356

	Net Assets — 100.0%		12,205,467,313

Notes to Investment Portfolio:

*	Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Securities no longer considered eligible securities in accordance with Rule 2a-7 under the 1940 Act are valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 – Other Significant Observable Inputs	11,927,793,957	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$11,927,793,957	$—

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2009.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $276,555,000, which represents 2.3% of net assets.

(d)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly-owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $143,830,000 which represents 1.2% of net assets.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(g)	The rate shown represents the discount rate at the date of purchase.

(h)	Cost for federal income tax purposes is $11,927,793,957.

Acronym	Name
ALF	Assisted Living Facility
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 35.0%
U.S. GOVERNMENT OBLIGATIONS — 35.0%
U.S. Treasury Bill
	0.290% 07/30/09(a)	710,000,000	709,662,553
	0.300% 07/30/09(a)	275,000,000	274,864,792
	0.300% 09/15/09(a)	500,000,000	499,558,333
	0.305% 09/15/09(a)	450,000,000	449,595,875
	0.320% 07/30/09(a)	970,000,000	969,491,289
	0.370% 10/01/09(a)	275,000,000	274,655,181
	0.375% 10/22/09(a)	710,000,000	708,942,396
	0.390% 10/08/09(a)	775,000,000	773,916,937
	1.000% 06/04/09(a)	250,000,000	249,979,167
	1.010% 06/04/09(a)	750,000,000	749,936,875
	1.070% 07/30/09(a)	950,000,000	948,334,069
	1.090% 07/02/09(a)	140,000,000	139,868,594
	1.140% 07/02/09(a)	450,000,000	449,558,250
TOTAL U.S. GOVERNMENT OBLIGATIONS			7,198,364,311

	Total Government & Agency Obligations (cost of $7,198,364,311)		7,198,364,311

Repurchase Agreements — 65.0%
	Repurchase agreement with Barclays Capital, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 01/15/17, market value $1,056,720,017 (repurchase proceeds $1,036,014,677)	1,036,000,000	1,036,000,000
	Repurchase agreement with Barclays Capital, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/39, market value $392,700,000 (repurchase proceeds $385,005,775)	385,000,000	385,000,000
	Repurchase agreement with Barclays Capital, dated 05/29/09, due 06/01/09 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/39, market value $1,028,856,775 (repurchase proceeds $1,000,015,833)	1,000,000,000	1,000,000,000
	Repurchase agreement with BNP Paribas, dated 05/20/09, due 08/20/09 at 0.250%, collateralized by U.S. Treasury obligations with various maturities to 04/15/32, market value $1,035,300,038 (repurchase proceeds $1,015,021,146)	1,015,000,000	1,015,000,000

1

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 02/15/19, market value $1,326,000,088 (repurchase proceeds $1,300,018,417)	1,300,000,000	1,300,000,000
Repurchase agreement with BNP Paribas, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/39, market value $525,300,001 (repurchase proceeds $515,007,725)	515,000,000	515,000,000
Repurchase agreement with BNP Paribas, dated 05/29/09, due 06/01/09 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 01/15/27, market value $280,500,106 (repurchase proceeds $275,004,583)	275,000,000	275,000,000
Repurchase agreement with BNP Paribas, dated 05/29/09, due 06/01/09 at 0.270%, collateralized by U.S. Government Agency obligations with various maturities to 06/22/12, market value $307,970,001 (repurchase proceeds $299,006,728)	299,000,000	299,000,000
Repurchase agreement with Credit Suisse First Boston, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 04/01/10, market value $255,004,744 (repurchase proceeds $250,003,542)	250,000,000	250,000,000
Repurchase agreement with Deutsche Bank, dated 05/29/09, due 06/01/09 at 0.160%, collateralized by a U.S. Treasury obligation maturing 02/15/19, market value $1,070,908,247 (repurchase proceeds $1,049,923,999)	1,049,910,000	1,049,910,000
Repurchase agreement with Deutsche Bank, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/39, market value $408,000,000 (repurchase proceeds $400,005,667)	400,000,000	400,000,000
Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Treasury obligation maturing 04/30/11, market value $51,000,000 (repurchase proceeds $50,000,458)	50,000,000	50,000,000
Repurchase agreement with Greenwich Capital, dated 05/29/09, due 06/01/09 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 05/15/15, market value $1,020,033,361 (repurchase proceeds $1,000,013,333)	1,000,000,000	1,000,000,000

2

	Par ($)	Value ($)
Repurchase agreement with HSBC Bank USA, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 11/15/21, market value $510,001,843 (repurchase proceeds $500,007,083)	500,000,000	500,000,000
Repurchase agreement with JPMorgan Chase, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 12/31/12, market value $546,720,513 (repurchase proceeds $536,007,593)	536,000,000	536,000,000
Repurchase agreement with JPMorgan Chase, dated 05/29/09, due 06/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/44, market value $204,002,443 (repurchase proceeds $200,003,000)	200,000,000	200,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/29/09, due 06/01/09 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 05/15/21, market value $612,000,072 (repurchase proceeds $600,008,000)	600,000,000	600,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/29/09, due 06/01/09 at 0.320%, collateralized by U.S. Government Agency obligations with various maturities to 06/08/12, market value $204,970,001 (repurchase proceeds $199,005,307)	199,000,000	199,000,000
Repurchase agreement with Societe Generale, dated 05/29/09, due 06/01/09 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 01/15/25, market value $1,081,200,068 (repurchase proceeds $1,060,014,133)	1,060,000,000	1,060,000,000
Repurchase agreement with Societe Generale, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 10/15/38, market value $510,000,055 (repurchase proceeds $500,007,083)	500,000,000	500,000,000
Repurchase agreement with UBS Warburg AG, dated 05/29/09, due 06/01/09 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 03/31/12, market value $204,003,735 (repurchase proceeds $200,000,833)	200,000,000	200,000,000
Repurchase agreement with UBS Warburg AG, dated 05/29/09, due 06/01/09 at 0.160%, collateralized by a U.S. Treasury obligation maturing 07/16/09, market value $612,003,207 (repurchase proceeds $600,008,000)	600,000,000	600,000,000

3

	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 05/29/09, due 06/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 04/20/39, market value $408,004,788 (repurchase proceeds $400,005,667)	400,000,000	400,000,000

Total Short-Term Obligations (cost of $13,369,910,000)		13,369,910,000

Total Investments — 100.0% (cost of $20,568,274,311)(b)		20,568,274,311

Other Assets & Liabilities, Net — (0.0)%		(4,664,008)

Net Assets — 100.0%		20,563,610,303

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

4

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 – Other Significant Observable Inputs	20,568,274,311	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$20,568,274,311	$—

(a)	The rate shown represents the annualized yield at the date of purchase.

(b)	Cost for federal income tax purposes is $20,568,274,311.

5

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2009